    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014.

                                                             FILE NO. 333-105255

                                                                       811-07426

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 12                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 375                                                           /X/

        HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2014, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

DIRECTOR EPIC PLUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM
("OURWEBSITE")



                                                             [THE HARTFORD LOGO]

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The variable annuity product(s) described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company's long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.


We call this annuity Director Epic Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchased your Contract, you allocated your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: Hartford HLS Funds and AIM Variable Insurance Funds.



At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.



You should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


THE DATE OF THIS PROSPECTUS IS MAY 1, 2014



THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2014

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                   9
  The Company                                                                  9
  The Separate Account                                                         9
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               11
FIXED ACCUMULATION FEATURE                                                    12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            19
  The Hartford's Principal First and The Hartford's Principal First           21
   Preferred
  Death Benefit                                                               25
  Surrenders                                                                  35
ANNUITY PAYOUTS                                                               37
OTHER PROGRAMS AVAILABLE                                                      40
OTHER INFORMATION                                                             41
  Legal Matters                                                               42
  More Information                                                            42
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      43
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING       APP TAX-1
TAX-QUALIFIED RETIREMENT PLANS
APPENDIX I -- THE FUNDS                                                  APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES     APP IV-1
APPENDIX V -- ACCUMULATION UNIT VALUES                                   APP V-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.


CONTINGENT DEFERRED SALES CHARGE ("CDSC"): The deferred sales charge that may apply when you make a full or partial Surrender.


CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owners. We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.


FIXED ACCUMULATION FEATURE: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.


GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, this is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier. When we calculate the MAV 70 Death Benefit, this is the highest Anniversary Value prior, adjusted for subsequent Premium Payments and withdrawals, to the deceased's 71st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.


OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford/annuities prior to December 31, 2014.


PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.


PREMIUM TAX: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.


THE HARTFORD'S PRINCIPAL FIRST: An option that was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.



THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that Was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                          8%
  Second Year                                                                                             8%
  Third Year                                                                                              8%
  Fourth Year                                                                                             8%
  Fifth Year                                                                                              7%
  Sixth Year                                                                                              6%
  Seventh Year                                                                                            5%
  Eighth Year                                                                                             4%
  Ninth Year                                                                                              0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.45%
  Total Separate Account Annual Expenses                                                                  1.45%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  MAV 70 Death Benefit Charge (4)(6)                                                                      0.20%
  MAV/EPB Death Benefit Charge (4)(5)                                                                     0.30%
  The Hartford's Principal First Charge (6)(7)                                                            0.75%
  The Hartford's Principal First Preferred Charge (6)                                                     0.20%
  Total Separate Account Annual Expenses with optional charges (8)                                        2.50%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4)  You may choose only one optional Death Benefit.


(5) The MAV/EBP Death Benefit was not available for Contracts issued in New York, Minnesota or Washington.



(6) This rider/option can no longer be elected or added after you purchase your Contract.


(7) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

(8) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

6

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THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED
BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.58%              1.26%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DID NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED AND DOES NOT REFLECT ANY PAYMENT ENHANCEMENTS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,148
3 years                                                                   $2,003
5 years                                                                   $2,776
10 years                                                                  $4,305



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $309
3 years                                                                   $1,148
5 years                                                                   $2,000
10 years                                                                  $4,192



(3)  If you do not Surrender your Contract:



1 year                                                                      $415
3 years                                                                   $1,256
5 years                                                                   $2,110
10 years                                                                  $4,305


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

8

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?


This Contract is closed to new investors. In addition, effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.



WHAT ARE PAYMENT ENHANCEMENTS?


Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.


WHAT TYPE OF SALES CHARGES APPLY?



You didn't pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.


The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
          8                        4%
      9 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than eight years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectus for more complete information.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECTED OPTIONAL BENEFITS?



- MAV 70 DEATH BENEFIT CHARGE -- This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit." If you elected the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts



- MAV/EPB DEATH BENEFIT CHARGE -- This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the "MAV/ EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford's Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford's


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  Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


Charges and fees may have a significant impact on Contract Values and the investment performance of the Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and the Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.



WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?


When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.


You must begin to take Annuity Payouts by the Annuity Commencement Date, which is the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.


Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION

THE COMPANY


We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.


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-   May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


The Funds available for investment are described in Appendix I. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract

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necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2013, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, American Century Investment Services Inc., BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.40% and 0.25%, respectively, in 2013, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2013, revenue sharing and Rule 12b-1 fees did not exceed $95.7 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account.

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These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

As stated above, we will no longer accept new allocations to the Fixed Accumulation Feature.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- Effective October 4, 2013, the DCA Plus program is no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.


You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued

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interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of the Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.


If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?


This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.


The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.



If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?


The Contract was only available for purchase through a Financial Intermediary.


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Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.


If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.


CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

-   Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. Certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.

You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the Hartford Money Market HLS Fund Sub-Account to another investment option.

When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- We will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep your Payment Enhancement credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and

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your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

-   The length of time that you plan to continue to own your Contract.

-   The frequency, amount and timing of any partial Surrenders.

-   The amount of your Premium Payments.

-   When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.


DESCRIPTION OF RIGHT TO CANCEL PROVISION YOU HAD WHEN YOU PURCHASED YOUR
CONTRACT.


If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


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WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):

Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or

-   the frequent trading policies and procedures of a potentially affected Fund.

If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances

18

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  that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney
(POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We


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                                                                          19

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reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.


CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
          8                        4%
      9 or more                    0%

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.


Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from Premium Payments associated with Premium Payments not subject to a Contingent Deferred Sales Charge, then from Premium Payments still subject to a Contingent Deferred Sales Charge on a first-in, first-out basis, then from Payment Enhancements associated with Premium Payments still subject to Contingent Deferred Sales Charges. Only Premium Payments subject to Contingent Deferred Sales Charges are subject to a charge.


For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

-   Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your Registered Representative or Hartford.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;


X  facility certified by Medicare as a hospital or long-term care facility; or


X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

20

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This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home. In addition, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The Mortality and Expense Risk Charge enables us to keep our commitments and to pay you as planned. If the Mortality and Expense Risk Charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the Mortality and Expense Risk Charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the Mortality and Expense Risk Charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

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WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES


The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.


CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus.

CHARGES FOR OPTIONAL BENEFITS


- MAV 70 DEATH BENEFIT CHARGE -- This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit." If you elected the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- MAV/EPB DEATH BENEFIT CHARGE -- This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the "MAV/ EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- If you elected The Hartford's Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- If you elected The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


PAYMENT ENHANCEMENTS

REDUCED FEES AND CHARGES

NO SPECIFIC CHARGES ARE ASSESSED TO COVER THE EXPENSES OF THE PAYMENT ENHANCEMENT. RATHER, THE COMBINATION OF CHARGES AND FEES WITHIN THE CONTRACT, INCLUDING THE MORTALITY AND EXPENSE RISK CHARGE AND THE CONTINGENT DEFERRED SALES CHARGE, ARE SET AT A LEVEL SUFFICIENT TO COVER THE COST OF OFFERING THE ENHANCEMENTS. AS WITH ALL OF ITS INVESTMENT PRODUCTS, HARTFORD EXPECTS TO MAKE A PROFIT ON THE SALE OF THESE CONTRACTS, HOWEVER, THERE ARE NO ADDITIONAL PROFITS INHERENT WITH THE STRUCTURE OF THIS CONTRACT WHEN COMPARED WITH ANY OTHER PRODUCT WE OFFER.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, THE ANNUAL MAINTENANCE FEE AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST OR THE HARTFORD'S PRINCIPAL FIRST PREFERRED


The Hartford's Principal First and. The Hartford's Principal First Preferred can no longer be elected or added after you purchased your Contract.



If you elected The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.


You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.


Whether you elected either The Hartford's Principal First or The Hartford's Principal First Preferred, a company-sponsored

22

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exchange will not be considered to be a revocation or termination of either benefit.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT


The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elected your optional benefit. If you elected your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elected your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.


-   Your Benefit Amount can never be more than $5 million dollars.

-   Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First or The Hartford's Principal First Preferred, respectively.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.


If you elected your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you established your optional benefit any time after you purchased your Contract, we count the first year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.


The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. For Contracts issued in New York, Hartford will not recalculate the Benefit Amount if you change the ownership or assign your Contract to someone other than your spouse.

The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

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Any additional Premium Payments made to your Contract will cause the Benefit
Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT


If you elected The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.


Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED


While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences.


      FEATURES                    THE HARTFORD'S PRINCIPAL FIRST                     THE HARTFORD'S PRINCIPAL FIRST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
Charge                0.50% of Sub-Account Value                               0.20% of Sub-Account Value
Benefit Payment       7% of Benefit Amount                                     5% of Benefit Amount
Revocability          - Irrevocable.                                           - Revocable anytime after the 5th Contract Year or
                      - Charge continues to be deducted until we begin to      the 5th anniversary of the date you added The
                      make annuity payouts.                                    Hartford's Principal First Preferred to your
                                                                               Contract.
                                                                               - Charge continues to be deducted until we begin to
                                                                               make annuity payout or charge will terminate if The
                                                                               Hartford's Principal First Preferred is cancelled.
Step Up               - After the 5th Contract Year, every five years          - Not Available.
                      thereafter if elected.
Maximum Issue Age     - Non-Qualified & Roth IRA -- Age 85                     - Non-Qualified & Roth IRA -- Age 85
                      - IRA/Qualified -- Age 80                                - IRA/Qualified -- Age 70
Investment            - None                                                   - You are not permitted to transfer more than 10% of
Restrictions                                                                   your Contract Value as of your last Contract
                                                                               Anniversary between certain investment options. This
                                                                               restriction is not currently enforced.
Spousal               - Available                                              - Available
Continuation

24

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THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. AT THE TIME YOU ELECT TO "STEP UP," WE MAY BE CHARGING MORE FOR THE HARTFORD'S PRINCIPAL FIRST, BUT IN NO EVENT WILL THIS CHARGE EXCEED 0.75% ANNUALLY. REGARDLESS OF WHEN YOU BOUGHT YOUR CONTRACT, UPON "STEP UP" WE WILL CHARGE YOU THE CURRENT CHARGE. BEFORE YOU DECIDE TO "STEP UP," YOU SHOULD REQUEST A CURRENT PROSPECTUS WHICH WILL DESCRIBE THE CURRENT CHARGE FOR THIS BENEFIT. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.

REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION


If you elected The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.



We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you

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purchased two Contracts from us in any twelve month period and elect either The
Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.


For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.


You were able to purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You could not choose both.



You were able also elect an optional Death Benefit for an additional charge. There are two optional Death Benefits available under the Contract. You could elect only one optional Death Benefit. The optional Death Benefits are:


- the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit;" and

- the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit,"

26

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THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN
THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES. YOU MADE YOUR DEATH BENEFIT CHOICES AT THE TIME YOU PURCHASED YOUR CONTRACT. YOU CANNOT CHANGE THOSE ELECTIONS. THE FOLLOWING CHART, WHICH WAS DESIGNED TO ASSIST OWNERS WHEN THE CONTRACTS WERE STILL FOR SALE, IS INCLUDED TO HELP YOU UNDERSTAND THE CHOICES YOU MADE.


STANDARD
DEATH BENEFIT
CHOICES                                    SUMMARY                                           HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------
Asset                 Not available if you elect the Premium Protection   This Death Benefit is the greatest of:
Protection            Death Benefit.                                      -- Contract Value, minus any Payment Enhancements
Death                 No extra charge.                                    credited within 12 months of death or after death;
Benefit                                                                   or
                                                                          -- Contract Value minus any Payment Enhancements
                                                                          credited within 12 months of death or after death,
                                                                          PLUS 25% of the total Premium Payments excluding
                                                                          any subsequent Premium Payments we receive within
                                                                          12 months of death or after death. Premium
                                                                          Payments are adjusted for any partial Surrenders;
                                                                          or
                                                                          -- Contract Value minus any Payment Enhancements
                                                                          credited within 12 months of death or after death,
                                                                          PLUS 25% of your Maximum Anniversary Value minus
                                                                          any subsequent Premium Payments received and
                                                                          Payment Enhancements credited within 12 months of
                                                                          death or after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          -- Contract Value minus any Payment Enhancements
                                                                          credited within 12 months of death or after death;
                                                                          or
                                                                          -- Total Premium Payments adjusted for any partial
                                                                          Surrenders; or
                                                                          -- Your Maximum Anniversary Value minus any
                                                                          Payment Enhancements credited within 12 months of
                                                                          death or after death.
Premium               Not available if you elect the Asset Protection     This Death Benefit is the greater of:
Protection            Death Benefit.                                      -- Contract Value minus any Payment Enhancements
Death                 No extra charge.                                    credited within 12 months of death or after death;
Benefit               You cannot choose this Death Benefit if either you  or
                      or your Annuitant are 76 years old or older.        -- Total Premium Payments you have made to us
                                                                          minus an adjustment for any partial Surrenders.


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                                                                          27

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
OPTIONAL
DEATH
BENEFITS                                      SUMMARY                                              HOW IT WORKS
------------------------------------------------------------------------------------------------------------------------------------
MAV 70                 Optional Death Benefit that is available for an         If you elect this Death Benefit, your Death Benefit
Death                  additional charge equal to 0.20% of your Contract       will be the greatest of:
Benefit                Value invested in the Sub-Accounts and is deducted      -- The Asset Protection Death Benefit described
                       daily.                                                  above;
                       Only available upon purchase.                           -- The total Premium Payments you have made to us
                       You cannot choose this Death Benefit by itself.         adjusted for any partial Surrenders; or
                       You cannot choose this Death Benefit if you elect the   -- Your Maximum Anniversary Value minus any Payment
                       MAV/EPB Death Benefit.                                  Enhancements credited within 12 months of death or
                       You cannot choose this Death Benefit if you or your     after death.
                       Annuitant are 71 years old or older.
MAV/EPB                Optional Death Benefit that is available for an         If you elect this Death Benefit with the Asset
Death                  additional annual charge equal to 0.30% of your         Protection Death Benefit, your Death Benefit will be
Benefit                Contract Value invested in the Sub-Accounts and is      the greatest of:
                       deducted daily.                                         -- The Asset Protection Death Benefit described
                       Only available upon purchase.                           above;
                       You cannot choose this Death Benefit by itself.         -- The total Premium Payments you have made to us
                       You cannot choose this Death Benefit if you elect the   adjusted for any partial Surrenders;
                       MAV 70 Death Benefit.                                   -- Your Maximum Anniversary Value minus any Payment
                       You cannot choose this Death Benefit if you or your     Enhancements credited within 12 months of death or
                       Annuitant are 76 years old or older.                    after death; or
                                                                               -- The Earnings Protection Benefit.
                                                                               If you elect this Death Benefit with the Premium
                                                                               Protection Death Benefit, your Death Benefit will be
                                                                               the greatest of:
                                                                               -- The Premium Protection Death Benefit described
                                                                               above;
                                                                               -- Your Maximum Anniversary Value minus any Payment
                                                                               Enhancements credited within 12 months of death or
                                                                               after death; or
                                                                               -- The Earnings Protection Benefit.

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

- You made an initial Premium Payment of $100,000. You made no subsequent Premium Payments.
-     In your fourth Contract Year, you made a partial Surrender of $8,000.
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.
- On the day we calculate the Death Benefit, your Contract Value was $115,000.
-     Your Maximum Anniversary Value was $150,000.


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
We determine the Asset Protection Death Benefit by finding the    Based on the assumptions above, here is how we would do the
greatest of these three values:                                   actual calculations:
-- Contract Value minus any Payment Enhancements credited within  Contract Value equals $115,000.
12 months of death or after death or
-- Contract Value minus any Payment Enhancements credited within  $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
12 months of death or after death, PLUS 25% of the total Premium
Payments excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
-- Contract Value minus any Payment Enhancements credited within  $115,000 + [25% ($150,000)] = $152,500.
12 months of death or after death, PLUS 25% of your Maximum
Anniversary Value minus any subsequent Premium Payments received and Payment Enhancements credited within 12 months of death or after death.

THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH BENEFIT MAXIMUM.

Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest       Based on the assumptions above, here is the calculation of
of:                                                                 the Asset Protection Death Benefit Maximum:
-- Contract Value minus any Payment Enhancements credited           - Contract Value is $115,000,
within 12 months of death or after death;
-- Total Premium Payments you have made to us, adjusted for         - Total Premium Payments you have made to us minus an
any partial Surrenders; or                                          adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                    $92,000], or
-- Your Maximum Anniversary Value minus any Payment                 - Your Maximum Anniversary Value is $150,000.
Enhancements credited within 12 months of death or after
death.
Because the greatest of the three values above is $150,000,
the maximum Death Benefit is $150,000.

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. When we calculate the MAV 70 Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 71st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account

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the amount of your total partial Surrenders within a Contract Year that exceed
10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT


The Premium Protection Death Benefit was one of the two standard Death Benefit choices.



HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.


Assume that:

-     You made an initial Premium Payment of $100,000,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death        Based on the assumptions above,
Benefit by finding the greater of these          here is how we would do the
two values:                                      actual
                                                 calculations:
-- Contract Value minus any Payment              $115,000
Enhancements credited within 12 months of
death or after death; or
-- Total Premium Payments you have made to       $100,000 - $8,000 = $92,000
us minus an adjustment for any partial
Surrenders.
Because your Contract Value was greater
than the adjusted total Premium Payments,
your Death Benefit is $115,000.

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death.

OPTIONAL DEATH BENEFITS


This rider/option can no longer be elected or added after you purchase your Contract. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:


- the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit;" and

- the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit."

MAV 70 DEATH BENEFIT

The MAV 70 Death Benefit may not currently be available in your state. You cannot elect the MAV 70 Death Benefit if you or your Annuitant are age 71 or older. Once you elect the MAV 70 Death Benefit, you cannot cancel it.

You can only elect the MAV 70 Death Benefit at the time that you purchase your Contract. You cannot elect the MAV 70 Death Benefit if you elect the MAV/EPB Death Benefit.

The following shows how the Death Benefit works if you elect the MAV 70 Death Benefit when you purchase your Contract:

The Death Benefit will be the greatest of the following three values:

-   The Asset Protection Death Benefit;

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

If your Contract has the MAV 70 Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, the Death Benefit will depend on the age of the new Contract Owner.

X If the new Contract Owner was older than 70 but younger than 76 years old at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit and the Premium Protection Death Benefit will remain in force under the Contract.

X If the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit will remain in force under the Contract.

In either case, we will continue to deduct the charge for the MAV 70 Death Benefit until we begin to make Annuity Payouts.

30

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Here is an example of how the MAV 70 Death Benefit works.

Assume that:

- You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000,
- On the day we calculate the Death Benefit, your Maximum Anniversary Value was $150,000.

Based on the assumptions above, this table shows how we would do the calculations:

MAV 70 DEATH BENEFIT

Asset Protection Death Benefit (see Example      $150,000
above);
The total Premium Payments you have made to us   $100,000 - $8,000 = $92,000
minus an adjustment for any partial Surrenders;
or
Your Maximum Anniversary Value.                  $150,000
Death Benefit Amount                             Because the Maximum Anniversary
                                                 Value was the greatest of the
                                                 three values compared, the
                                                 Death Benefit is $150,000

MAV/EPB DEATH BENEFIT

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.


If you elected the MAV/EPB Death Benefit, you cannot cancel it.



You could only elect the MAV/EPB Death Benefit at the time that you purchased your Contract. You cannot elect the MAV/EPB Death Benefit if you elect the MAV 70 Death Benefit.


The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT


This table shows how the Death Benefit works if you elected the MAV/EPB Death Benefit when you purchased your Contract with either of the standard Death Benefit choices:


 MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH BENEFIT   MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset Protection   The Death Benefit will be the greatest of the Premium Protection
Death Benefit or the following three values:                     Death Benefit or the following two values:
- The total Premium Payments you have made to us minus an        - Your Maximum Anniversary Value minus any Payment Enhancements
adjustment for any partial Surrenders;                           credited within 12 months of death or after death; or
- Your Maximum Anniversary Value minus any Payment Enhancements  - The Earnings Protection Benefit, which is discussed below.
credited within 12 months of death or after death; or
- The Earnings Protection Benefit, which is discussed below.

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-     If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, and the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.


EARNINGS PROTECTION BENEFIT -- If you and your Annuitant were age 69 or under when you purchased your Contract, the Earnings Protection Benefit is:


- Your Contract Value minus any Payment Enhancements credited within 12 months of death or after death, on the date we receive a death certificate or other legal document acceptable to us, plus

-   40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time. We also deduct any Payment Enhancements credited within 12 months of death or after death.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- We also deduct any Payment Enhancements credited within 12 months of death or after death; and

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any Payment Enhancements and adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

- You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,
-     In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,
- On the day we calculate the Death Benefit, your Contract Value was $115,000,
-     Your Maximum Anniversary Value was $150,000,

32

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Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT         MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
Asset Protection              $150,000                          Premium Protection            $115,000
Death Benefit (see                                              Death Benefit (see
Example above)                                                  Example above)
The total Premium             $100,000 - $8,000 = $92,000       Your Maximum                  $150,000
Payments you have                                               Anniversary Value; or
made to us minus an
adjustment for any
partial Surrenders;
Your Maximum                  $150,000                          The Earnings                  Contract Value minus Contract Value on
Anniversary Value; or                                           Protection Benefit            the date you purchased your Contract
                                                                                              [$115,000 - $100,000 = $15,000]
                                                                                              40% of Contract gain plus Contract
                                                                                              Value [$15,000 x 40% = $6,000] +
                                                                                              $115,000 = $121,000]
The Earnings                  Contract Value minus Contract     Death Benefit Amount          Because the Maximum Anniversary Value
Protection Benefit            Value on the date you purchased                                 was the greatest of the three values
                              your Contract [$115,000 -                                       compared, the Death Benefit is
                              $100,000 = $15,000]                                             $150,000
                              40% of Contract gain plus
                              Contract Value [$15,000 x 40% =
                              $6,000] + $115,000 = $121,000]
Death Benefit Amount          Because the Maximum Anniversary
                              Value was the greatest of the
                              four values compared, the Death
                              Benefit is $150,000


MAV/EPB Death Benefit considerations:


- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT -- According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."


Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchased this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/ EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.


We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

-   Aggregate Premium Payments total $5 million or more.

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When the limit applies, total death benefits cannot exceed the greater of:

-   The aggregate Premium Payments reduced by an adjustment for any Surrenders;
    or

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.


Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction. In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.


HOW IS THE DEATH BENEFIT PAID?


The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.



If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed

34

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at least as rapidly as under the payment method being used as of the Contract
Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects either the MAV 70 Death Benefit or the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the optional Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.


THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS INCLUDING THOSE THAT MAY NOT RESULT IN A PAYOUT AT DEATH, PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS" AND THE DEATH BENEFIT SECTION OF YOUR CONTRACT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.


There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.


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Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?


Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.



We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.



We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.



WRITTEN REQUESTS -- Complete a Surrender form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



-   your tax withholding amount or percentage, if any, and



-   your disbursement instructions, including your mailing address.



You may submit this form via mail, fax or a request via the internet.



Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.



If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.



TELEPHONE OR INTERNET REQUESTS -- To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.



We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE AND/OR INTERNET REDEMPTIONS AT ANY TIME.



Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.



COMPLETING A POWER OF ATTORNEY FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE AND INTERNET.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.


Effective October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.



PROOF OF SURVIVAL



The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.


2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. The Hartford's Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford's Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you

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pick a lower percentage, your original Annuity Payouts will be higher while both
Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION


If you elected The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION


If you elected The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity

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Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly annuity payout is $20.

4.    WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or

       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

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-   If you make systematic transfers from the Fixed Accumulation Feature under a
    Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.



HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2013. Contracts were be sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries ("Registered Representatives").



The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may have been sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.



We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.


Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.


Affiliated broker-dealers also employed individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.


COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or

42

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their Financial Intermediary's) compensation, may vary by product and over time.
Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.



ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Inforce Contract      Support for such things as providing hardware and software, operational and systems integration, links to
Owner Support         our website from a Financial Intermediary's websites; shareholder services.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.



LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293.

Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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                                                                   APP TAX-1

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APPENDIX TAX



FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including

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APP TAX-2

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assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

                                                                   APP TAX-3

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ii.  To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.


      APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER PPA DESCRIBED IN THIS PROSPECTUS)


      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.


      When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.


       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the

APP TAX-4

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contracts will be added together to determine the taxation under subparagraph
2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code
Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the

                                                                   APP TAX-5

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           Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.


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5.   CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE
     PERSONAL PENSION ACCOUNT


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse

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APP TAX-8

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beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

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                                                                   APP TAX-9

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1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

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each eligible participant to have the balance in his SIMPLE IRA held by the
Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

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                                                                  APP TAX-11

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    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

APP TAX-12

-------------------------------------------------------------------------------

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

                                                                  APP TAX-13

-------------------------------------------------------------------------------

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

APP TAX-14

-------------------------------------------------------------------------------

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

                                                                  APP TAX-15

-------------------------------------------------------------------------------

"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS


APPLIES TO CONTRACTS THAT OFFER THE PERSONAL PENSION ACCOUNT (THERE MAY BE NO CONTRACTS THAT OFFER THE PPA DESCRIBED IN THIS PROSPECTUS)


Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

                                                                     APP I-1

-------------------------------------------------------------------------------


APPENDIX I -- THE FUNDS



The standard investment options are available for the following contract:
Director Epic Plus Series I/IR



FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Money Market Fund -- Series  Seeks to provide current income            Invesco Advisers, Inc.
  II*                                      consistent with preservation of capital
                                           and liquidity
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund    Seeks capital appreciation                 Hartford Funds Management Company, LLC
  -- Class IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small/Mid Cap Equity HLS Fund    Seeks long-term growth of capital          Hartford Funds Management Company, LLC
  -- Class IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford SmallCap Growth HLS Fund --      Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities HLS   Seeks to maximize total return while       Hartford Funds Management Company, LLC
  Fund -- Class IB                         providing shareholders with a high level   Sub-advised by Wellington Management
                                           of current income consistent with prudent  Company, LLP
                                           investment risk
HARTFORD SERIES FUND, INC.
 Hartford Balanced HLS Fund -- Class IB    Seeks long-term total return               Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund    Seeks growth of capital                    Hartford Funds Management Company, LLC
  -- Class IB                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund --   Seeks growth of capital                    Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund --  Seeks a high level of current income       Hartford Funds Management Company, LLC
  Class IB                                 consistent with growth of capital          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund -- Class  Seeks growth of capital                    Hartford Funds Management Company, LLC
  IB                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --      Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  Class IB (a)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund -- Class IB (a)  Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

APP I-2

-------------------------------------------------------------------------------


FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY              INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 Hartford Healthcare HLS Fund -- Class IB  Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  (b)                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class IB  Seeks to provide high current income, and  Hartford Funds Management Company, LLC
                                           long-term total return                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund -- Class IB       Seeks to provide investment results which  Hartford Funds Management Company, LLC
                                           approximate the price and yield            Sub-advised by Hartford Investment
                                           performance of publicly traded common      Management Company
                                           stocks in the aggregate
 Hartford International Opportunities HLS  Seeks long-term growth of capital          Hartford Funds Management Company, LLC
  Fund -- Class IB                                                                    Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford MidCap Value HLS Fund -- Class   Seeks long-term capital appreciation       Hartford Funds Management Company, LLC
  IB+                                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Small Company HLS Fund -- Class  Seeks growth of capital                    Hartford Funds Management Company, LLC
  IB                                                                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Stock HLS Fund -- Class IB       Seeks long-term growth of capital          Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --    Seeks a competitive total return, with     Hartford Funds Management Company, LLC
  Class IB                                 income as a secondary objective            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Ultrashosrt Bond HLS Fund --     Seeks total return and income consistent   Hartford Investment Financial Services,
  Class IB (1)                             with preserving capital and maintaining    LLC
                                           liquidity                                  Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund -- Class IB       Seeks long-term total return               Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.
* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.
(a) Closed to new and subsequent Premium Payments and transfers of Contract Value effective at the close of business on or about June 19, 2014.
(b)   Closed to Contracts issued on or after 8/13/2004.




NOTES



(1)  Formerly Hartford Money Market HLS Fund -- Class IB

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

                                                                     APP V-1

-------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


HARTFORD LIFE INSURANCE COMPANY



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.199         $1.088         $1.087         $0.986         $0.770
  Accumulation Unit Value at
   end of period                   $1.428         $1.199         $1.088         $1.087         $0.986
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,246         11,581         14,182         17,515         21,793
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.464        $14.189        $14.319        $13.125        $10.355
  Accumulation Unit Value at
   end of period                  $18.232        $15.464        $14.189        $14.319        $13.125
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     139             52             65             33              5
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.504         $1.293         $1.484         $1.296         $0.905
  Accumulation Unit Value at
   end of period                   $2.057         $1.504         $1.293         $1.484         $1.296
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,547         15,358         19,657         24,346         31,291
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.637        $14.451        $16.766        $14.792        $10.438
  Accumulation Unit Value at
   end of period                  $22.509        $16.637        $14.451        $16.766        $14.792
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      77             73             94             52             24
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.057         $0.914         $0.919         $0.820         $0.663
  Accumulation Unit Value at
   end of period                   $1.411         $1.057         $0.914         $0.919         $0.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,120          3,043          4,152          5,134          7,190
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.916        $13.909        $14.134        $12.739        $10.421
  Accumulation Unit Value at
   end of period                  $21.030        $15.916        $13.909        $14.134        $12.739
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      22             20             16              7              3
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.732         $1.550         $1.557         $1.398         $1.141
  Accumulation Unit Value at
   end of period                   $2.246         $1.732         $1.550         $1.557         $1.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,204          9,886         12,525         14,957         18,305
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.044        $13.613        $13.811        $12.538        $10.337
  Accumulation Unit Value at
   end of period                  $19.307        $15.044        $13.613        $13.811        $12.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      62             47             51             31              3

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.145         $1.092         $1.004         $0.952         $0.933
  Accumulation Unit Value at
   end of period                   $0.770         $1.145         $1.092         $1.004         $0.952
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  28,355         39,801         47,063         52,178         56,900
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.692         $1.473         $1.285         $1.131         $0.964
  Accumulation Unit Value at
   end of period                   $0.905         $1.692         $1.473         $1.285         $1.131
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  40,857         52,662         60,929         66,900         71,279
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.076         $1.010         $0.914         $0.872         $0.818
  Accumulation Unit Value at
   end of period                   $0.663         $1.076         $1.010         $0.914         $0.872
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,361          9,733         10,638         11,703         10,862
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.717         $1.614         $1.364         $1.309         $1.184
  Accumulation Unit Value at
   end of period                   $1.141         $1.717         $1.614         $1.364         $1.309
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  22,780         29,282         32,622         33,168         31,048
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP V-2

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $0.834         $0.688         $0.812         $0.723         $0.542
  Accumulation Unit Value at
   end of period                   $1.118         $0.834         $0.688         $0.812         $0.723
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,856          2,714          4,239          5,358          6,054
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.540        $12.943        $15.450        $13.900        $10.533
  Accumulation Unit Value at
   end of period                  $20.598        $15.540        $12.943        $15.450        $13.900
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      14             11             14              3              1
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.168         $8.736         $9.795         $8.588         $6.145
  Accumulation Unit Value at
   end of period                  $12.893        $10.168         $8.736         $9.795         $8.588
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      84            103            127            158            180
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.619        $14.428        $16.349        $14.485        $10.475
  Accumulation Unit Value at
   end of period                  $20.852        $16.619        $14.428        $16.349        $14.485
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              5              6              2              2
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.387         $1.192         $1.331         $1.134         $0.860
  Accumulation Unit Value at
   end of period                   $1.848         $1.387         $1.192         $1.331         $1.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,148          1,564          1,909          3,528          2,671
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.093        $13.969        $15.771        $13.580        $10.399
  Accumulation Unit Value at
   end of period                  $21.211        $16.093        $13.969        $15.771        $13.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              4              3              5              1
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.762         $1.412         $1.576         $1.364         $1.070
  Accumulation Unit Value at
   end of period                   $2.351         $1.762         $1.412         $1.576         $1.364
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,363          1,627          2,008          2,716          3,464
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.633        $13.477        $15.202        $13.290        $10.540
  Accumulation Unit Value at
   end of period                  $21.969        $16.633        $13.477        $15.202        $13.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             16             16              5             --
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.571         $2.168         $2.031         $1.929         $1.599
  Accumulation Unit Value at
   end of period                   $3.838         $2.571         $2.168         $2.031         $1.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     331            502            643            800            953
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.920        $14.418        $13.654        $13.104        $10.976
  Accumulation Unit Value at
   end of period                  $25.001        $16.920        $14.418        $13.654        $13.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       4              6              6              3              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.160         $0.944         $0.841         $0.834         $0.712
  Accumulation Unit Value at
   end of period                   $0.542         $1.160         $0.944         $0.841         $0.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,325          8,950          9,636         10,287         10,361
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.476             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.145             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     196             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.502         $1.308         $1.272         $1.236         $1.118
  Accumulation Unit Value at
   end of period                   $0.860         $1.502         $1.308         $1.272         $1.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,570          2,957          3,322          3,109          2,968
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.004         $1.572         $1.427         $1.248         $1.083
  Accumulation Unit Value at
   end of period                   $1.070         $2.004         $1.572         $1.427         $1.248
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,073          4,243          3,879          3,389          2,037
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.185         $2.094         $1.916         $1.733         $1.563
  Accumulation Unit Value at
   end of period                   $1.599         $2.185         $2.094         $1.916         $1.733
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,283          1,633          1,914          2,116          2,408
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                     APP V-3

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.898         $1.689         $1.641         $1.437         $0.971
  Accumulation Unit Value at
   end of period                   $1.987         $1.898         $1.689         $1.641         $1.437
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,568          2,653          3,147          3,835          4,538
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.454        $17.492        $17.173        $15.197        $10.382
  Accumulation Unit Value at
   end of period                  $20.144        $19.454        $17.492        $17.173        $15.197
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             13             15              6              2
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.006         $0.885         $0.884         $0.783         $0.632
  Accumulation Unit Value at
   end of period                   $1.305         $1.006         $0.885         $0.884         $0.783
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,634          2,148          3,137          4,413          5,686
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.531        $13.806        $13.933        $12.482        $10.172
  Accumulation Unit Value at
   end of period                  $19.936        $15.531        $13.806        $13.933        $12.482
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       8              3              9              4              1
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.122         $0.949         $1.122         $0.997         $0.760
  Accumulation Unit Value at
   end of period                   $1.341         $1.122         $0.949         $1.122         $0.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,665          5,041          7,042          8,511          6,109
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.134        $12.942        $15.464        $13.884        $10.693
  Accumulation Unit Value at
   end of period                  $17.901        $15.134        $12.942        $15.464        $13.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      38             39             38             14              1
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.934         $1.574         $1.751         $1.429         $1.008
  Accumulation Unit Value at
   end of period                   $2.561         $1.934         $1.574         $1.751         $1.429
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,145          2,887          3,644          4,640          5,427
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $20.247        $16.656        $18.723        $15.437        $11.005
  Accumulation Unit Value at
   end of period                  $26.534        $20.247        $16.656        $18.723        $15.437
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      24             25             28              9              2
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.023         $0.900         $0.948         $0.776         $0.611
  Accumulation Unit Value at
   end of period                   $1.452         $1.023         $0.900         $0.948         $0.776
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   1,870          2,650          3,427          4,282          5,066
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.797        $14.930        $15.884        $13.151        $10.452
  Accumulation Unit Value at
   end of period                  $23.585        $16.797        $14.930        $15.884        $13.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       5              6              7              4              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.322         $1.308         $1.197         $1.192         $1.129
  Accumulation Unit Value at
   end of period                   $0.971         $1.322         $1.308         $1.197         $1.192
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,210          5,944          6,868          7,339          8,610
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.022         $0.988         $0.870         $0.847         $0.780
  Accumulation Unit Value at
   end of period                   $0.632         $1.022         $0.988         $0.870         $0.847
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,255          9,700         11,674         12,776         12,746
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.339         $1.068         $0.873         $0.775         $0.667
  Accumulation Unit Value at
   end of period                   $0.760         $1.339         $1.068         $0.873         $0.775
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,602          8,735          9,017          8,065          6,098
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.715         $1.708         $1.474         $1.363         $1.192
  Accumulation Unit Value at
   end of period                   $1.008         $1.715         $1.708         $1.474         $1.363
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,092          9,930         11,497         13,399         14,699
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.045         $0.931         $0.827         $0.695         $0.630
  Accumulation Unit Value at
   end of period                   $0.611         $1.045         $0.931         $0.827         $0.695
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,804          8,739         10,008         11,104         12,009
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP V-4

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.789        $10.348        $10.645         $8.604         $5.918
  Accumulation Unit Value at
   end of period                  $15.928        $11.789        $10.348        $10.645         $8.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      56             48            112            122             75
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.686        $17.463        $18.153        $14.828        $10.306
  Accumulation Unit Value at
   end of period                  $26.321        $19.686        $17.463        $18.153        $14.828
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.714         $1.485         $1.489         $1.109         $0.833
  Accumulation Unit Value at
   end of period                   $2.440         $1.714         $1.485         $1.489         $1.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     970          1,223          1,775          2,071          2,632
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $20.987        $18.375        $18.622        $14.018        $10.642
  Accumulation Unit Value at
   end of period                  $29.577        $20.987        $18.375        $18.622        $14.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             15             20              4              1
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $0.960         $0.854         $0.878         $0.778         $0.559
  Accumulation Unit Value at
   end of period                   $1.249         $0.960         $0.854         $0.878         $0.778
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,297          7,347         10,074         12,696         15,521
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.007        $15.283        $15.883        $14.221        $10.328
  Accumulation Unit Value at
   end of period                  $21.883        $17.007        $15.283        $15.883        $14.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      31             26             23              5              1
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.775         $1.679         $1.596         $1.510         $1.335
  Accumulation Unit Value at
   end of period                   $1.721         $1.775         $1.679         $1.596         $1.510
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,131          7,343          8,641         10,716         13,581
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.068        $12.491        $12.000        $11.472        $10.253
  Accumulation Unit Value at
   end of period                  $12.534        $13.068        $12.491        $12.000        $11.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      88            120            105             55              5
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.202         $1.179         $1.144         $1.121         $1.103
  Accumulation Unit Value at
   end of period                   $1.162         $1.202         $1.179         $1.144         $1.121
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,905          6,026          6,918          8,873         11,250
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.478        $10.386        $10.179        $10.081        $10.023
  Accumulation Unit Value at
   end of period                  $10.017        $10.478        $10.386        $10.179        $10.081
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      26             34             36             29              9

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.578             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.918             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      39             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.354         $1.403         $1.336         $1.223         $1.078
  Accumulation Unit Value at
   end of period                   $0.833         $1.354         $1.403         $1.336         $1.223
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,332          4,143          4,717          4,858          4,224
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.000         $0.960         $0.852         $0.791         $0.772
  Accumulation Unit Value at
   end of period                   $0.559         $1.000         $0.960         $0.852         $0.791
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  19,896         26,845         31,021         34,121         35,860
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.470         $1.429         $1.387         $1.377         $1.339
  Accumulation Unit Value at
   end of period                   $1.335         $1.470         $1.429         $1.387         $1.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,230         21,216         21,714         20,460         19,481
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.129         $1.100         $1.076         $1.078         $1.074
  Accumulation Unit Value at
   end of period                   $1.103         $1.129         $1.100         $1.076         $1.078
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,086          9,926          9,491         12,202         12,605
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                     APP V-5

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.058         $1.073         $1.089         $1.105         $1.121
  Accumulation Unit Value at
   end of period                   $1.042         $1.058         $1.073         $1.089         $1.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,160          4,576          5,719          7,212         11,348
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.033         $9.262         $9.497         $9.737         $9.978
  Accumulation Unit Value at
   end of period                   $8.802         $9.033         $9.262         $9.497         $9.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              3              6              4              1
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.412         $1.228         $1.274         $1.130         $0.924
  Accumulation Unit Value at
   end of period                   $1.832         $1.412         $1.228         $1.274         $1.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   2,143          2,998          3,551          4,818          2,855
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.099        $13.267        $13.909        $12.468        $10.304
  Accumulation Unit Value at
   end of period                  $19.387        $15.099        $13.267        $13.909        $12.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      18             28             27             11              1
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.982             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.917             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      59             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.969             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.856             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      12             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.116         $1.082         $1.051         $1.039         $1.047
  Accumulation Unit Value at
   end of period                   $1.121         $1.116         $1.082         $1.051         $1.039
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  17,625         13,785          8,542          9,596         11,184
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.425         $1.330         $1.110         $1.045         $0.960
  Accumulation Unit Value at
   end of period                   $0.924         $1.425         $1.330         $1.110         $1.045
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,829          5,540          6,414          6,354          7,201
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date July 15, 2013.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at       $1.199         $1.088         $1.087         $0.986         $0.770
   beginning of period
  Accumulation Unit Value at       $1.428         $1.199         $1.088         $1.087         $0.986
   end of period
  Number of Accumulation Units     18,502         23,692         29,069         36,166         43,088
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at      $15.464        $14.189        $14.319        $13.125        $10.355
   beginning of period
  Accumulation Unit Value at      $18.232        $15.464        $14.189        $14.319        $13.125
   end of period
  Number of Accumulation Units         58             41             49             34             16
   outstanding at end of period
   (in thousands)

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at       $1.145         $1.092         $1.004         $0.952         $0.933
   beginning of period
  Accumulation Unit Value at       $0.770         $1.145         $1.092         $1.004         $0.952
   end of period
  Number of Accumulation Units     53,252         71,275         83,108         96,271        107,368
   outstanding at end of period
   (in thousands)
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at           --             --             --             --             --
   beginning of period
  Accumulation Unit Value at           --             --             --             --             --
   end of period
  Number of Accumulation Units         --             --             --             --             --
   outstanding at end of period
   (in thousands)

APP V-6

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.504         $1.293         $1.484         $1.296         $0.905
  Accumulation Unit Value at
   end of period                   $2.057         $1.504         $1.293         $1.484         $1.296
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  20,202         27,305         35,398         46,121         59,210
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.637        $14.451        $16.766        $14.792        $10.438
  Accumulation Unit Value at
   end of period                  $22.509        $16.637        $14.451        $16.766        $14.792
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      94            120            139            106             77
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.057         $0.914         $0.919         $0.820         $0.663
  Accumulation Unit Value at
   end of period                   $1.411         $1.057         $0.914         $0.919         $0.820
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   6,309          8,157         10,557         13,154         16,046
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.916        $13.909        $14.134        $12.739        $10.421
  Accumulation Unit Value at
   end of period                  $21.030        $15.916        $13.909        $14.134        $12.739
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             21             18             12              3
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.732         $1.550         $1.557         $1.398         $1.141
  Accumulation Unit Value at
   end of period                   $2.246         $1.732         $1.550         $1.557         $1.398
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  13,405         18,162         23,761         27,847         34,690
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.044        $13.613        $13.811        $12.538        $10.337
  Accumulation Unit Value at
   end of period                  $19.307        $15.044        $13.613        $13.811        $12.538
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      79            120            136             75             29
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $0.834         $0.688         $0.812         $0.723         $0.542
  Accumulation Unit Value at
   end of period                   $1.118         $0.834         $0.688         $0.812         $0.723
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,835          6,225          8,156         10,259         12,844
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.540        $12.943        $15.450        $13.900        $10.533
  Accumulation Unit Value at
   end of period                  $20.598        $15.540        $12.943        $15.450        $13.900
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       6              6              8              6              2
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.168         $8.736         $9.795         $8.588         $6.145
  Accumulation Unit Value at
   end of period                  $12.893        $10.168         $8.736         $9.795         $8.588
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     280            342            431            552            689
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.619        $14.428        $16.349        $14.485        $10.475
  Accumulation Unit Value at
   end of period                  $20.852        $16.619        $14.428        $16.349        $14.485
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --              2              2              2

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.692         $1.473         $1.285         $1.131         $0.964
  Accumulation Unit Value at
   end of period                   $0.905         $1.692         $1.473         $1.285         $1.131
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  74,095         94,185        111,269        125,088        138,476
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.076         $1.010         $0.914         $0.872         $0.818
  Accumulation Unit Value at
   end of period                   $0.663         $1.076         $1.010         $0.914         $0.872
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  20,044         25,433         27,410         28,973         27,296
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.717         $1.614         $1.364         $1.309         $1.184
  Accumulation Unit Value at
   end of period                   $1.141         $1.717         $1.614         $1.364         $1.309
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  44,341         58,491         64,481         66,704         61,759
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.160         $0.944         $0.841         $0.834         $0.712
  Accumulation Unit Value at
   end of period                   $0.542         $1.160         $0.944         $0.841         $0.834
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  16,514         21,506         25,790         27,982         28,738
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.476             --             --             --             --
  Accumulation Unit Value at
   end of period                   $6.145             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     814             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                     APP V-7

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.387         $1.192         $1.331         $1.134         $0.860
  Accumulation Unit Value at
   end of period                   $1.848         $1.387         $1.192         $1.331         $1.134
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   5,026          6,326          8,664         10,756          8,638
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.093        $13.969        $15.771        $13.580        $10.399
  Accumulation Unit Value at
   end of period                  $21.211        $16.093        $13.969        $15.771        $13.580
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       9             33             34              3              1
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.762         $1.412         $1.576         $1.364         $1.070
  Accumulation Unit Value at
   end of period                   $2.351         $1.762         $1.412         $1.576         $1.364
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,798          4,969          6,318          7,627         10,191
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.633        $13.477        $15.202        $13.290        $10.540
  Accumulation Unit Value at
   end of period                  $21.969        $16.633        $13.477        $15.202        $13.290
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      19             19             27             25             15
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.571         $2.168         $2.031         $1.929         $1.599
  Accumulation Unit Value at
   end of period                   $3.838         $2.571         $2.168         $2.031         $1.929
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     864          1,220          1,660          2,079          2,509
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.920        $14.418        $13.654        $13.104        $10.976
  Accumulation Unit Value at
   end of period                  $25.001        $16.920        $14.418        $13.654        $13.104
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       1              1              1              1              1
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.898         $1.689         $1.641         $1.437         $0.971
  Accumulation Unit Value at
   end of period                   $1.987         $1.898         $1.689         $1.641         $1.437
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,263          4,288          5,803          6,655          8,550
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.454        $17.492        $17.173        $15.197        $10.382
  Accumulation Unit Value at
   end of period                  $20.144        $19.454        $17.492        $17.173        $15.197
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             26             28             15             11
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.006         $0.885         $0.884         $0.783         $0.632
  Accumulation Unit Value at
   end of period                   $1.305         $1.006         $0.885         $0.884         $0.783
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,506          5,495          6,495          8,784         11,067
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.531        $13.806        $13.933        $12.482        $10.172
  Accumulation Unit Value at
   end of period                  $19.936        $15.531        $13.806        $13.933        $12.482
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       2              2              1             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.502         $1.308         $1.272         $1.236         $1.118
  Accumulation Unit Value at
   end of period                   $0.860         $1.502         $1.308         $1.272         $1.236
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,916         13,551         16,482         17,926         15,627
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.004         $1.572         $1.427         $1.248         $1.083
  Accumulation Unit Value at
   end of period                   $1.070         $2.004         $1.572         $1.427         $1.248
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  12,317         15,577         15,174         16,357         13,107
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $2.185         $2.094         $1.916         $1.733         $1.563
  Accumulation Unit Value at
   end of period                   $1.599         $2.185         $2.094         $1.916         $1.733
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   3,493          4,892          5,739          6,372          7,065
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.322         $1.308         $1.197         $1.192         $1.129
  Accumulation Unit Value at
   end of period                   $0.971         $1.322         $1.308         $1.197         $1.192
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   8,815         10,947         12,251         12,394         16,852
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.022         $0.988         $0.870         $0.847         $0.780
  Accumulation Unit Value at
   end of period                   $0.632         $1.022         $0.988         $0.870         $0.847
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  13,004         20,394         23,976         25,125         25,446
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP V-8

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.122         $0.949         $1.122         $0.997         $0.760
  Accumulation Unit Value at
   end of period                   $1.341         $1.122         $0.949         $1.122         $0.997
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,523         13,899         17,955         21,760         16,014
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.134        $12.942        $15.464        $13.884        $10.693
  Accumulation Unit Value at
   end of period                  $17.901        $15.134        $12.942        $15.464        $13.884
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      41             48             50             39             15
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.934         $1.574         $1.751         $1.429         $1.008
  Accumulation Unit Value at
   end of period                   $2.561         $1.934         $1.574         $1.751         $1.429
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,735         12,218         15,445         18,682         20,907
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $20.247        $16.656        $18.723        $15.437        $11.005
  Accumulation Unit Value at
   end of period                  $26.534        $20.247        $16.656        $18.723        $15.437
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      10             10              7              4              2
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.023         $0.900         $0.948         $0.776         $0.611
  Accumulation Unit Value at
   end of period                   $1.452         $1.023         $0.900         $0.948         $0.776
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,186          5,612          6,996          9,182         11,498
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $16.797        $14.930        $15.884        $13.151        $10.452
  Accumulation Unit Value at
   end of period                  $23.585        $16.797        $14.930        $15.884        $13.151
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      17             17             16             16              2
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $11.789        $10.348        $10.645         $8.604         $5.918
  Accumulation Unit Value at
   end of period                  $15.928        $11.789        $10.348        $10.645         $8.604
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     209            259            360            437            335
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $19.686        $17.463        $18.153        $14.828        $10.306
  Accumulation Unit Value at
   end of period                  $26.321        $19.686        $17.463        $18.153        $14.828
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                       3              1              3              4             --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.714         $1.485         $1.489         $1.109         $0.833
  Accumulation Unit Value at
   end of period                   $2.440         $1.714         $1.485         $1.489         $1.109
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   4,167          5,014          6,554          7,635          9,122
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $20.987        $18.375        $18.622        $14.018        $10.642
  Accumulation Unit Value at
   end of period                  $29.577        $20.987        $18.375        $18.622        $14.018
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      13             12             13              8              3

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.339         $1.068         $0.873         $0.775         $0.667
  Accumulation Unit Value at
   end of period                   $0.760         $1.339         $1.068         $0.873         $0.775
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  18,440         23,389         25,412         22,875         19,519
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.715         $1.708         $1.474         $1.363         $1.192
  Accumulation Unit Value at
   end of period                   $1.008         $1.715         $1.708         $1.474         $1.363
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  27,406         35,613         44,085         53,033         66,625
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.045         $0.931         $0.827         $0.695         $0.630
  Accumulation Unit Value at
   end of period                   $0.611         $1.045         $0.931         $0.827         $0.695
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  15,074         19,383         22,562         22,297         27,730
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period            $10.578             --             --             --             --
  Accumulation Unit Value at
   end of period                   $5.918             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     174             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.354         $1.403         $1.336         $1.223         $1.078
  Accumulation Unit Value at
   end of period                   $0.833         $1.354         $1.403         $1.336         $1.223
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  10,662         13,621         15,889         21,118         18,790
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                                     APP V-9

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $0.960         $0.854         $0.878         $0.778         $0.559
  Accumulation Unit Value at
   end of period                   $1.249         $0.960         $0.854         $0.878         $0.778
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,633         15,866         21,370         28,253         36,076
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $17.007        $15.283        $15.883        $14.221        $10.328
  Accumulation Unit Value at
   end of period                  $21.883        $17.007        $15.283        $15.883        $14.221
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      15             15             16             12              3
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.775         $1.679         $1.596         $1.510         $1.335
  Accumulation Unit Value at
   end of period                   $1.721         $1.775         $1.679         $1.596         $1.510
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,115         14,850         17,892         22,987         27,657
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $13.068        $12.491        $12.000        $11.472        $10.253
  Accumulation Unit Value at
   end of period                  $12.534        $13.068        $12.491        $12.000        $11.472
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      68            109            190            163             99
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.202         $1.179         $1.144         $1.121         $1.103
  Accumulation Unit Value at
   end of period                   $1.162         $1.202         $1.179         $1.144         $1.121
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  14,412         18,580         21,661         26,487         32,236
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $10.478        $10.386        $10.179        $10.081        $10.023
  Accumulation Unit Value at
   end of period                  $10.017        $10.478        $10.386        $10.179        $10.081
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      29             41             49             48             15
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.058         $1.073         $1.089         $1.105         $1.121
  Accumulation Unit Value at
   end of period                   $1.042         $1.058         $1.073         $1.089         $1.105
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   7,701         12,747         15,740         17,856         26,583
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.033         $9.262         $9.497         $9.737         $9.978
  Accumulation Unit Value at
   end of period                   $8.802         $9.033         $9.262         $9.497         $9.737
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      11             39             33             44             98
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.412         $1.228         $1.274         $1.130         $0.924
  Accumulation Unit Value at
   end of period                   $1.832         $1.412         $1.228         $1.274         $1.130
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                   9,384         11,608         14,026         17,411          9,372
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period            $15.099        $13.267        $13.909        $12.468        $10.304
  Accumulation Unit Value at
   end of period                  $19.387        $15.099        $13.267        $13.909        $12.468
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      16             17             10             11              1

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  --------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.000         $0.960         $0.852         $0.791         $0.772
  Accumulation Unit Value at
   end of period                   $0.559         $1.000         $0.960         $0.852         $0.791
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  45,492         58,124         67,499         74,657         79,386
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.470         $1.429         $1.387         $1.377         $1.339
  Accumulation Unit Value at
   end of period                   $1.335         $1.470         $1.429         $1.387         $1.377
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  32,136         40,654         41,467         40,901         39,937
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.129         $1.100         $1.076         $1.078         $1.074
  Accumulation Unit Value at
   end of period                   $1.103         $1.129         $1.100         $1.076         $1.078
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  42,486         28,795         28,728         37,908         39,572
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD ULTRASHORT BOND HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.116         $1.082         $1.051         $1.039         $1.047
  Accumulation Unit Value at
   end of period                   $1.121         $1.116         $1.082         $1.051         $1.039
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  48,695         28,109         23,716         20,708         22,517
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $1.425         $1.330         $1.110         $1.045         $0.960
  Accumulation Unit Value at
   end of period                   $0.924         $1.425         $1.330         $1.110         $1.045
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                  11,975         16,547         19,703         21,272         23,226
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

APP V-10

-------------------------------------------------------------------------------


                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                        2013           2012           2011           2010           2009
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period             $9.982             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.917             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                     162             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period             $9.969             --             --             --             --
  Accumulation Unit Value at
   end of period                   $9.856             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                        2008           2007           2006           2005           2004
-------------------------------  -------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL
  FIRST (75 BPS)
  Accumulation Unit Value at
   beginning of period                 --             --             --             --             --(a)
  Accumulation Unit Value at
   end of period                       --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period
   (in thousands)                      --             --             --             --             --



(a)  Inception date July 15, 2013.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT ONE

                   SERIES I AND SERIES IR DIRECTOR EPIC PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293.


Date of Prospectus: May 1, 2014
Date of Statement of Additional Information: May 1, 2014


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2013: $9,458,305; 2012: $7,310,388; and 2011: $8,813,072.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


-- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.199         $1.088         $1.087         $0.986         $0.770
  Accumulation Unit Value at end of
   period                                 $1.428         $1.199         $1.088         $1.087         $0.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,502         23,692         29,069         36,166         43,088
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.065         $1.065         $0.968         $0.758
  Accumulation Unit Value at end of
   period                                 $1.392         $1.170         $1.065         $1.065         $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,112          2,518          3,182          3,716          4,173
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.065         $1.065         $0.968         $0.758
  Accumulation Unit Value at end of
   period                                 $1.392         $1.170         $1.065         $1.065         $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,112          2,518          3,182          3,716          4,173
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.154         $1.051         $1.052         $0.957         $0.750
  Accumulation Unit Value at end of
   period                                 $1.370         $1.154         $1.051         $1.052         $0.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                683            742            908          1,177          1,010
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.148         $1.046         $1.048         $0.954         $0.748
  Accumulation Unit Value at end of
   period                                 $1.363         $1.148         $1.046         $1.048         $0.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,300         15,573         21,857         29,793         40,192
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.259         $1.148         $1.151         $1.048         $0.821
  Accumulation Unit Value at end of
   period                                 $1.494         $1.259         $1.148         $1.151         $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.130         $1.031         $1.035         $0.944         $0.740
  Accumulation Unit Value at end of
   period                                 $1.340         $1.130         $1.031         $1.035         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,432         13,112         18,090         22,384         25,770
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.130         $1.031         $1.035         $0.944         $0.740
  Accumulation Unit Value at end of
   period                                 $1.340         $1.130         $1.031         $1.035         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,432         13,112         18,090         22,384         25,770
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.124         $1.027         $1.031         $0.940         $0.738
  Accumulation Unit Value at end of
   period                                 $1.332         $1.124         $1.027         $1.031         $0.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                463            693            792          1,053          1,078

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
HARTFORD BALANCED HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.145         $1.092         $1.004         $0.952         $0.933
  Accumulation Unit Value at end of
   period                                 $0.770         $1.145         $1.092         $1.004         $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,252         71,275         83,108         96,271        107,368
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.129         $1.079         $0.994         $0.945         $0.928
  Accumulation Unit Value at end of
   period                                 $0.758         $1.129         $1.079         $0.994         $0.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,455          6,923          8,020          8,617          9,722
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.129         $1.079         $0.994         $0.945         $0.906
  Accumulation Unit Value at end of
   period                                 $0.758         $1.129         $1.079         $0.994         $0.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,455          6,923          8,020          8,617          9,722
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.119         $1.070         $0.986         $0.938         $0.923
  Accumulation Unit Value at end of
   period                                 $0.750         $1.119         $1.070         $0.986         $0.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,031          1,213          1,443          1,546          1,662
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.116         $1.068         $0.985         $0.938         $0.923
  Accumulation Unit Value at end of
   period                                 $0.748         $1.116         $1.068         $0.985         $0.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,281         67,471         83,412         91,557        103,510
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.227         $1.175         $1.084         $1.032         $0.991
  Accumulation Unit Value at end of
   period                                 $0.821         $1.227         $1.175         $1.084         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.061         $0.980         $0.934         $0.897
  Accumulation Unit Value at end of
   period                                 $0.740         $1.107         $1.061         $0.980         $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,898         26,743         24,710         28,755         27,290
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.061         $0.980         $0.934         $0.924
  Accumulation Unit Value at end of
   period                                 $0.740         $1.107         $1.061         $0.980         $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,898         26,743         24,710         28,755         27,290
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.059         $0.978         $0.933         $0.920
  Accumulation Unit Value at end of
   period                                 $0.738         $1.104         $1.059         $0.978         $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,155          1,893          2,460          2,734          3,625

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.112         $1.017         $1.022         $0.933         $0.733
  Accumulation Unit Value at end of
   period                                 $1.317         $1.112         $1.017         $1.022         $0.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                925          1,260          1,584          2,209          2,560
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.012         $1.018         $0.930         $0.731
  Accumulation Unit Value at end of
   period                                 $1.310         $1.107         $1.012         $1.018         $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,026          1,138          1,317          1,713          1,890
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.655        $14.322        $14.409        $13.168        $10.358
  Accumulation Unit Value at end of
   period                                $18.513        $15.655        $14.322        $14.409        $13.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                464            442            501            469            150
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.104         $1.010         $1.017         $0.930         $0.732
  Accumulation Unit Value at end of
   period                                 $1.304         $1.104         $1.010         $1.017         $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,274          1,578          2,127          2,643          2,660
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.527        $14.233        $14.349        $13.139        $10.356
  Accumulation Unit Value at end of
   period                                $18.325        $15.527        $14.233        $14.349        $13.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             16              1              2              2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.464        $14.189        $14.319        $13.125        $10.355
  Accumulation Unit Value at end of
   period                                $18.232        $15.464        $14.189        $14.319        $13.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             41             49             34             16
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.504         $1.293         $1.484         $1.296         $0.905
  Accumulation Unit Value at end of
   period                                 $2.057         $1.504         $1.293         $1.484         $1.296
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,202         27,305         35,398         46,121         59,210
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.469         $1.265         $1.455         $1.273         $0.891
  Accumulation Unit Value at end of
   period                                 $2.004         $1.469         $1.265         $1.455         $1.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,590          3,279          4,239          5,128          6,619
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.469         $1.265         $1.455         $1.273         $0.891
  Accumulation Unit Value at end of
   period                                 $2.004         $1.469         $1.265         $1.455         $1.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,590          3,279          4,239          5,128          6,619
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.448         $1.248         $1.437         $1.259         $0.882
  Accumulation Unit Value at end of
   period                                 $1.974         $1.448         $1.248         $1.437         $1.259
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,054          1,565          1,853          2,436          2,680

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.054         $0.975         $0.931         $0.918
  Accumulation Unit Value at end of
   period                                 $0.733         $1.098         $1.054         $0.975         $0.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,098          3,794          3,677          4,481          4,714
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.052         $0.973         $0.930         $0.921
  Accumulation Unit Value at end of
   period                                 $0.731         $1.095         $1.052         $0.973         $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,143          2,682          2,806          2,944          3,343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.097         $1.055         $0.977         $0.934         $0.927
  Accumulation Unit Value at end of
   period                                 $0.732         $1.097         $1.055         $0.977         $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,265          3,697          4,094          4,595          5,118
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.692         $1.473         $1.285         $1.131         $0.964
  Accumulation Unit Value at end of
   period                                 $0.905         $1.692         $1.473         $1.285         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             74,095         94,185        111,269        125,088        138,476
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.669         $1.456         $1.272         $1.122         $0.958
  Accumulation Unit Value at end of
   period                                 $0.891         $1.669         $1.456         $1.272         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,965         12,851         13,637         14,869         16,159
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.669         $1.456         $1.272         $1.122         $1.013
  Accumulation Unit Value at end of
   period                                 $0.891         $1.669         $1.456         $1.272         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,965         12,851         13,637         14,869         16,159
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.653         $1.444         $1.263         $1.115         $0.953
  Accumulation Unit Value at end of
   period                                 $0.882         $1.653         $1.444         $1.263         $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,392          3,999          4,360          4,616          4,680

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.441         $1.243         $1.432         $1.254         $0.879
  Accumulation Unit Value at end of
   period                                 $1.963         $1.441         $1.243         $1.432         $1.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,912         17,755         25,046         36,178         51,139
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.256         $1.947         $2.244         $1.967         $1.379
  Accumulation Unit Value at end of
   period                                 $3.072         $2.256         $1.947         $2.244         $1.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.225         $1.414         $1.241         $0.871
  Accumulation Unit Value at end of
   period                                 $1.930         $1.418         $1.225         $1.414         $1.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,570         19,495         28,661         38,547         50,484
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.225         $1.414         $1.241         $0.871
  Accumulation Unit Value at end of
   period                                 $1.930         $1.418         $1.225         $1.414         $1.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,570         19,495         28,661         38,547         50,484
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.411         $1.220         $1.408         $1.236         $0.868
  Accumulation Unit Value at end of
   period                                 $1.919         $1.411         $1.220         $1.408         $1.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                593            734          1,004          1,210          1,586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.208         $1.396         $1.226         $0.862
  Accumulation Unit Value at end of
   period                                 $1.896         $1.396         $1.208         $1.396         $1.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,157          1,658          2,437          3,375          3,969
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.203         $1.390         $1.222         $0.859
  Accumulation Unit Value at end of
   period                                 $1.886         $1.389         $1.203         $1.390         $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,334          1,695          2,010          2,851          3,663
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.843        $14.586        $16.872        $14.841        $10.441
  Accumulation Unit Value at end of
   period                                $22.856        $16.843        $14.586        $16.872        $14.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                834            831            991          1,000            344
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.204         $1.393         $1.226         $0.863
  Accumulation Unit Value at end of
   period                                 $1.884         $1.389         $1.204         $1.393         $1.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,413          2,985          4,692          6,094          6,734
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.705        $14.496        $16.801        $14.808        $10.439
  Accumulation Unit Value at end of
   period                                $22.624        $16.705        $14.496        $16.801        $14.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             11             11             18              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.649         $1.441         $1.261         $1.114         $0.953
  Accumulation Unit Value at end of
   period                                 $0.879         $1.649         $1.441         $1.261         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             61,395         85,369        107,600        125,285        140,499
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.589         $2.263         $1.982         $1.751         $1.581
  Accumulation Unit Value at end of
   period                                 $1.379         $2.589         $2.263         $1.982         $1.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.636         $1.431         $1.255         $1.110         $1.002
  Accumulation Unit Value at end of
   period                                 $0.871         $1.636         $1.431         $1.255         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,578         46,522         46,762         53,974         56,699
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.636         $1.431         $1.255         $1.110         $0.964
  Accumulation Unit Value at end of
   period                                 $0.871         $1.636         $1.431         $1.255         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,578         46,522         46,762         53,974         56,699
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.631         $1.428         $1.253         $1.109         $0.950
  Accumulation Unit Value at end of
   period                                 $0.868         $1.631         $1.428         $1.253         $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,853          3,179          4,383          5,651          5,937
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.622         $1.421         $1.248         $1.106         $0.948
  Accumulation Unit Value at end of
   period                                 $0.862         $1.622         $1.421         $1.248         $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,544          5,020          4,845          7,298          7,633
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.618         $1.419         $1.246         $1.105         $0.962
  Accumulation Unit Value at end of
   period                                 $0.859         $1.618         $1.419         $1.246         $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,243          3,879          3,953          3,976          4,007
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.626         $1.427         $1.255         $1.114         $0.970
  Accumulation Unit Value at end of
   period                                 $0.863         $1.626         $1.427         $1.255         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,798          8,296          9,073          9,514          9,819
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.637        $14.451        $16.766        $14.792        $10.438
  Accumulation Unit Value at end of
   period                                $22.509        $16.637        $14.451        $16.766        $14.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94            120            139            106             77
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.057         $0.914         $0.919         $0.820         $0.663
  Accumulation Unit Value at end of
   period                                 $1.411         $1.057         $0.914         $0.919         $0.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,309          8,157         10,557         13,154         16,046
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.032         $0.894         $0.901         $0.805         $0.653
  Accumulation Unit Value at end of
   period                                 $1.375         $1.032         $0.894         $0.901         $0.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                822          1,359          1,561          1,917          2,231
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.032         $0.894         $0.901         $0.805         $0.653
  Accumulation Unit Value at end of
   period                                 $1.375         $1.032         $0.894         $0.901         $0.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                822          1,359          1,561          1,917          2,231
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.017         $0.882         $0.890         $0.796         $0.646
  Accumulation Unit Value at end of
   period                                 $1.354         $1.017         $0.882         $0.890         $0.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                481            522            665            924            985
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.012         $0.878         $0.886         $0.793         $0.644
  Accumulation Unit Value at end of
   period                                 $1.347         $1.012         $0.878         $0.886         $0.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,865          4,207          6,205          8,694         11,492
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.112         $1.122         $1.005         $0.817
  Accumulation Unit Value at end of
   period                                 $1.703         $1.280         $1.112         $1.122         $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.997         $0.866         $0.875         $0.785         $0.638
  Accumulation Unit Value at end of
   period                                 $1.324         $0.997         $0.866         $0.875         $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,415         10,083         14,042         17,943         23,103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.997         $0.866         $0.875         $0.785         $0.638
  Accumulation Unit Value at end of
   period                                 $1.324         $0.997         $0.866         $0.875         $0.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,415         10,083         14,042         17,943         23,103
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.991         $0.862         $0.872         $0.782         $0.636
  Accumulation Unit Value at end of
   period                                 $1.316         $0.991         $0.862         $0.872         $0.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             28             35            142            255

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.010         $0.914         $0.872         $0.818
  Accumulation Unit Value at end of
   period                                 $0.663         $1.076         $1.010         $0.914         $0.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,044         25,433         27,410         28,973         27,296
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.061         $0.998         $0.905         $0.865         $0.813
  Accumulation Unit Value at end of
   period                                 $0.653         $1.061         $0.998         $0.905         $0.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,562          3,069          3,088          3,492          2,073
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.061         $0.998         $0.905         $0.865         $0.800
  Accumulation Unit Value at end of
   period                                 $0.653         $1.061         $0.998         $0.905         $0.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,562          3,069          3,088          3,492          2,073
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.051         $0.990         $0.898         $0.860         $0.809
  Accumulation Unit Value at end of
   period                                 $0.646         $1.051         $0.990         $0.898         $0.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,090          1,757          1,741          1,930          1,364
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.049         $0.988         $0.897         $0.859         $0.809
  Accumulation Unit Value at end of
   period                                 $0.644         $1.049         $0.988         $0.897         $0.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,278         19,422         22,161         23,321         23,430
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.330         $1.253         $1.138         $1.091         $1.008
  Accumulation Unit Value at end of
   period                                 $0.817         $1.330         $1.253         $1.138         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.040         $0.981         $0.892         $0.856         $0.791
  Accumulation Unit Value at end of
   period                                 $0.638         $1.040         $0.981         $0.892         $0.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,222         26,959         27,382         28,929         18,662
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.040         $0.981         $0.892         $0.856         $0.818
  Accumulation Unit Value at end of
   period                                 $0.638         $1.040         $0.981         $0.892         $0.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,222         26,959         27,382         28,929         18,662
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.037         $0.979         $0.891         $0.855         $0.806
  Accumulation Unit Value at end of
   period                                 $0.636         $1.037         $0.979         $0.891         $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                232            341            511            502            437

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.981         $0.854         $0.864         $0.776         $0.632
  Accumulation Unit Value at end of
   period                                 $1.301         $0.981         $0.854         $0.864         $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                372            524            625            946          1,042
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.976         $0.850         $0.861         $0.773         $0.630
  Accumulation Unit Value at end of
   period                                 $1.294         $0.976         $0.850         $0.861         $0.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            292            395            426            495
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.113        $14.039        $14.223        $12.781        $10.424
  Accumulation Unit Value at end of
   period                                $21.353        $16.113        $14.039        $14.223        $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            285            333            210             92
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.967         $0.843         $0.855         $0.768         $0.627
  Accumulation Unit Value at end of
   period                                 $1.281         $0.967         $0.843         $0.855         $0.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,300          1,653          2,186          2,874          3,320
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.981        $13.952        $14.164        $12.753        $10.422
  Accumulation Unit Value at end of
   period                                $21.137        $15.981        $13.952        $14.164        $12.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              1              3             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.916        $13.909        $14.134        $12.739        $10.421
  Accumulation Unit Value at end of
   period                                $21.030        $15.916        $13.909        $14.134        $12.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             18             12              3
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.732         $1.550         $1.557         $1.398         $1.141
  Accumulation Unit Value at end of
   period                                 $2.246         $1.732         $1.550         $1.557         $1.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,405         18,162         23,761         27,847         34,690
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.691         $1.517         $1.526         $1.374         $1.123
  Accumulation Unit Value at end of
   period                                 $2.188         $1.691         $1.517         $1.526         $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,373          1,903          2,415          2,823          3,897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.691         $1.517         $1.526         $1.374         $1.123
  Accumulation Unit Value at end of
   period                                 $2.188         $1.691         $1.517         $1.526         $1.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,373          1,903          2,415          2,823          3,897
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.667         $1.497         $1.507         $1.358         $1.111
  Accumulation Unit Value at end of
   period                                 $2.155         $1.667         $1.497         $1.507         $1.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                815            911          1,197          1,346          1,477

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.975         $0.887         $0.852         $0.805
  Accumulation Unit Value at end of
   period                                 $0.632         $1.031         $0.975         $0.887         $0.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,149          1,315          1,223          1,319          1,356
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.029         $0.973         $0.886         $0.852         $0.816
  Accumulation Unit Value at end of
   period                                 $0.630         $1.029         $0.973         $0.886         $0.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                525            696            579            557            648
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.025         $0.970         $0.884         $0.851         $0.816
  Accumulation Unit Value at end of
   period                                 $0.627         $1.025         $0.970         $0.884         $0.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,368          3,791          4,035          4,086          2,802
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.717         $1.614         $1.364         $1.309         $1.184
  Accumulation Unit Value at end of
   period                                 $1.141         $1.717         $1.614         $1.364         $1.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,341         58,491         64,481         66,704         61,759
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.694         $1.595         $1.350         $1.299         $1.177
  Accumulation Unit Value at end of
   period                                 $1.123         $1.694         $1.595         $1.350         $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,564          6,983          7,183          7,550          6,360
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.694         $1.595         $1.350         $1.299         $1.209
  Accumulation Unit Value at end of
   period                                 $1.123         $1.694         $1.595         $1.350         $1.299
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,564          6,983          7,183          7,550          6,360
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.678         $1.581         $1.340         $1.291         $1.171
  Accumulation Unit Value at end of
   period                                 $1.111         $1.678         $1.581         $1.340         $1.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,755          2,172          2,206          2,374          2,055

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.658         $1.490         $1.501         $1.354         $1.108
  Accumulation Unit Value at end of
   period                                 $2.143         $1.658         $1.490         $1.501         $1.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,725         12,054         17,077         22,337         31,987
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.592         $1.431         $1.443         $1.301         $1.066
  Accumulation Unit Value at end of
   period                                 $2.057         $1.592         $1.431         $1.443         $1.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.633         $1.469         $1.483         $1.339         $1.098
  Accumulation Unit Value at end of
   period                                 $2.107         $1.633         $1.469         $1.483         $1.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,113         15,983         22,826         27,693         36,966
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.633         $1.469         $1.483         $1.339         $1.098
  Accumulation Unit Value at end of
   period                                 $2.107         $1.633         $1.469         $1.483         $1.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,113         15,983         22,826         27,693         36,966
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.624         $1.462         $1.476         $1.334         $1.094
  Accumulation Unit Value at end of
   period                                 $2.095         $1.624         $1.462         $1.476         $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                359            497            582            792          1,069
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.607         $1.448         $1.463         $1.323         $1.087
  Accumulation Unit Value at end of
   period                                 $2.070         $1.607         $1.448         $1.463         $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                842          1,098          1,706          2,067          2,278
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.599         $1.442         $1.458         $1.319         $1.084
  Accumulation Unit Value at end of
   period                                 $2.059         $1.599         $1.442         $1.458         $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                770          1,015          1,240          1,554          1,803
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.230        $13.740        $13.898        $12.580        $10.340
  Accumulation Unit Value at end of
   period                                $19.604        $15.230        $13.740        $13.898        $12.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                773            793            941            814            351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.330         $1.200         $1.215         $1.100         $0.905
  Accumulation Unit Value at end of
   period                                 $1.711         $1.330         $1.200         $1.215         $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,271          2,744          3,996          5,375          6,058
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.106        $13.655        $13.840        $12.552        $10.338
  Accumulation Unit Value at end of
   period                                $19.405        $15.106        $13.655        $13.840        $12.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              8              3              4              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.674         $1.578         $1.339         $1.289         $1.171
  Accumulation Unit Value at end of
   period                                 $1.108         $1.674         $1.578         $1.339         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,816         58,435         68,945         73,107         75,497
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.611         $1.520         $1.290         $1.243         $1.157
  Accumulation Unit Value at end of
   period                                 $1.066         $1.611         $1.520         $1.290         $1.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.661         $1.568         $1.332         $1.285         $1.197
  Accumulation Unit Value at end of
   period                                 $1.098         $1.661         $1.568         $1.332         $1.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,001         39,554         38,359         41,584         32,465
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.661         $1.568         $1.332         $1.285         $1.170
  Accumulation Unit Value at end of
   period                                 $1.098         $1.661         $1.568         $1.332         $1.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,001         39,554         38,359         41,584         32,465
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.656         $1.565         $1.329         $1.283         $1.167
  Accumulation Unit Value at end of
   period                                 $1.094         $1.656         $1.565         $1.329         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,184          1,604          2,215          2,552          2,307
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.646         $1.557         $1.324         $1.280         $1.165
  Accumulation Unit Value at end of
   period                                 $1.087         $1.646         $1.557         $1.324         $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,601          2,808          2,708          3,035          3,072
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.643         $1.554         $1.323         $1.279         $1.166
  Accumulation Unit Value at end of
   period                                 $1.084         $1.643         $1.554         $1.323         $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,103          2,318          2,437          2,458          2,199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.300         $1.107         $1.072         $0.978
  Accumulation Unit Value at end of
   period                                 $0.905         $1.373         $1.300         $1.107         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,649          7,037          7,548          7,963          6,434
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.044        $13.613        $13.811        $12.538        $10.337
  Accumulation Unit Value at end of
   period                                $19.307        $15.044        $13.613        $13.811        $12.538
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79            120            136             75             29
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.834         $0.688         $0.812         $0.723         $0.542
  Accumulation Unit Value at end of
   period                                 $1.118         $0.834         $0.688         $0.812         $0.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,835          6,225          8,156         10,259         12,844
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.815         $0.673         $0.796         $0.710         $0.534
  Accumulation Unit Value at end of
   period                                 $1.089         $0.815         $0.673         $0.796         $0.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            595            717            924          1,315
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.815         $0.673         $0.796         $0.710         $0.534
  Accumulation Unit Value at end of
   period                                 $1.089         $0.815         $0.673         $0.796         $0.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            595            717            924          1,315
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.803         $0.664         $0.787         $0.702         $0.528
  Accumulation Unit Value at end of
   period                                 $1.073         $0.803         $0.664         $0.787         $0.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                418            495            681            837            858
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.799         $0.661         $0.784         $0.700         $0.527
  Accumulation Unit Value at end of
   period                                 $1.067         $0.799         $0.661         $0.784         $0.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,725          2,539          3,843          5,841          8,204
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.736         $1.437         $1.704         $1.523         $1.146
  Accumulation Unit Value at end of
   period                                 $2.316         $1.736         $1.437         $1.704         $1.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.787         $0.652         $0.774         $0.692         $0.522
  Accumulation Unit Value at end of
   period                                 $1.049         $0.787         $0.652         $0.774         $0.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,447          5,638          9,101         11,192         14,439
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.787         $0.652         $0.774         $0.692         $0.522
  Accumulation Unit Value at end of
   period                                 $1.049         $0.787         $0.652         $0.774         $0.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,447          5,638          9,101         11,192         14,439
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.783         $0.649         $0.770         $0.690         $0.520
  Accumulation Unit Value at end of
   period                                 $1.043         $0.783         $0.649         $0.770         $0.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            101            124            131            222

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.160         $0.944         $0.841         $0.834         $0.712
  Accumulation Unit Value at end of
   period                                 $0.542         $1.160         $0.944         $0.841         $0.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,514         21,506         25,790         27,982         28,738
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.144         $0.933         $0.833         $0.827         $0.707
  Accumulation Unit Value at end of
   period                                 $0.534         $1.144         $0.933         $0.833         $0.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,561          2,264          2,066          2,247          2,171
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.144         $0.933         $0.833         $0.827         $0.774
  Accumulation Unit Value at end of
   period                                 $0.534         $1.144         $0.933         $0.833         $0.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,561          2,264          2,066          2,247          2,171
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.134         $0.925         $0.827         $0.822         $0.704
  Accumulation Unit Value at end of
   period                                 $0.528         $1.134         $0.925         $0.827         $0.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,059          1,328          1,341          1,529          1,344
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131         $0.923         $0.826         $0.821         $0.703
  Accumulation Unit Value at end of
   period                                 $0.527         $1.131         $0.923         $0.826         $0.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,845         14,815         18,158         21,093         22,810
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.463         $2.011         $1.799         $1.791         $1.677
  Accumulation Unit Value at end of
   period                                 $1.146         $2.463         $2.011         $1.799         $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.122         $0.917         $0.821         $0.818         $0.766
  Accumulation Unit Value at end of
   period                                 $0.522         $1.122         $0.917         $0.821         $0.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,310         16,141         17,248         19,356         16,523
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.122         $0.917         $0.821         $0.818         $0.728
  Accumulation Unit Value at end of
   period                                 $0.522         $1.122         $0.917         $0.821         $0.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,310         16,141         17,248         19,356         16,523
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.119         $0.915         $0.820         $0.817         $0.701
  Accumulation Unit Value at end of
   period                                 $0.520         $1.119         $0.915         $0.820         $0.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                228            310            475            483            505

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.774         $0.642         $0.764         $0.684         $0.517
  Accumulation Unit Value at end of
   period                                 $1.031         $0.774         $0.642         $0.764         $0.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                219            260            347            469            498
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.771         $0.640         $0.761         $0.682         $0.515
  Accumulation Unit Value at end of
   period                                 $1.025         $0.771         $0.640         $0.761         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                344            367            389            415            445
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.732        $13.064        $15.548        $13.946        $10.536
  Accumulation Unit Value at end of
   period                                $20.916        $15.732        $13.064        $15.548        $13.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                127            140            149            102             43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.764         $0.634         $0.755         $0.678         $0.512
  Accumulation Unit Value at end of
   period                                 $1.015         $0.764         $0.634         $0.755         $0.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                765          1,090          1,461          1,694          1,921
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.604        $12.983        $15.483        $13.915        $10.534
  Accumulation Unit Value at end of
   period                                $20.704        $15.604        $12.983        $15.483        $13.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.540        $12.943        $15.450        $13.900        $10.533
  Accumulation Unit Value at end of
   period                                $20.598        $15.540        $12.943        $15.450        $13.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              8              6              2
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.168         $8.736         $9.795         $8.588         $6.145
  Accumulation Unit Value at end of
   period                                $12.893        $10.168         $8.736         $9.795         $8.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                280            342            431            552            689
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.070         $8.669         $9.740         $8.556         $6.135
  Accumulation Unit Value at end of
   period                                $12.743        $10.070         $8.669         $9.740         $8.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             64             73             73             79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.070         $8.669         $9.740         $8.556         $6.135
  Accumulation Unit Value at end of
   period                                $12.743        $10.070         $8.669         $9.740         $8.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             64             73             73             79
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.021         $8.636         $9.712         $8.540         $6.130
  Accumulation Unit Value at end of
   period                                $12.669        $10.021         $8.636         $9.712         $8.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73            102            131            184            229

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.112         $0.911         $0.817         $0.815         $0.700
  Accumulation Unit Value at end of
   period                                 $0.517         $1.112         $0.911         $0.817         $0.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                600            865            815            830            919
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.110         $0.909         $0.816         $0.814         $0.726
  Accumulation Unit Value at end of
   period                                 $0.515         $1.110         $0.909         $0.816         $0.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                436            495            405            413            387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.105         $0.906         $0.814         $0.814         $0.725
  Accumulation Unit Value at end of
   period                                 $0.512         $1.105         $0.906         $0.814         $0.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,075          2,494          2,667          2,756          2,139
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.476             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.145             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                814             --             --             --             --
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.473             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.135             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.473             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.135             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.471             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.130             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                300             --             --             --             --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.997         $8.619         $9.698         $8.532         $6.127
  Accumulation Unit Value at end of
   period                                $12.632         $9.997         $8.619         $9.698         $8.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                166            242            308            401            557
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.973         $8.602         $9.684         $8.525         $6.125
  Accumulation Unit Value at end of
   period                                $12.595         $9.973         $8.602         $9.684         $8.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.925         $8.570         $9.657         $8.509         $6.119
  Accumulation Unit Value at end of
   period                                $12.522         $9.925         $8.570         $9.657         $8.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            132            163            184            277
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.925         $8.570         $9.657         $8.509         $6.119
  Accumulation Unit Value at end of
   period                                $12.522         $9.925         $8.570         $9.657         $8.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            132            163            184            277
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.901         $8.553         $9.643         $8.501         $6.117
  Accumulation Unit Value at end of
   period                                $12.485         $9.901         $8.553         $9.643         $8.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              8              6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.853         $8.520         $9.616         $8.486         $6.112
  Accumulation Unit Value at end of
   period                                $12.413         $9.853         $8.520         $9.616         $8.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             13             15             33             43
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.829         $8.504         $9.602         $8.478         $6.109
  Accumulation Unit Value at end of
   period                                $12.376         $9.829         $8.504         $9.602         $8.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            128            131            115            117
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.806         $8.488         $9.589         $8.470         $6.107
  Accumulation Unit Value at end of
   period                                $12.340         $9.806         $8.488         $9.589         $8.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114             87             80             88             39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.782         $8.471         $9.575         $8.462         $6.104
  Accumulation Unit Value at end of
   period                                $12.304         $9.782         $8.471         $9.575         $8.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             12             14             17
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.687        $14.473        $16.383        $14.501        $10.476
  Accumulation Unit Value at end of
   period                                $20.959        $16.687        $14.473        $16.383        $14.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.470             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.127             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                647             --             --             --             --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.469             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.125             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.467             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.119             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                270             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.467             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.119             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                270             --             --             --             --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.466             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.117             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.465             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.112             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             --             --             --             --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.464             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.109             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.462             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.104             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --             --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.619        $14.428        $16.349        $14.485        $10.475
  Accumulation Unit Value at end of
   period                                $20.852        $16.619        $14.428        $16.349        $14.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              2              2
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.387         $1.192         $1.331         $1.134         $0.860
  Accumulation Unit Value at end of
   period                                 $1.848         $1.387         $1.192         $1.331         $1.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,026          6,326          8,664         10,756          8,638
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.169         $1.308         $1.117         $0.848
  Accumulation Unit Value at end of
   period                                 $1.805         $1.358         $1.169         $1.308         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                585            923          1,071          1,077            758
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.358         $1.169         $1.308         $1.117         $0.848
  Accumulation Unit Value at end of
   period                                 $1.805         $1.358         $1.169         $1.308         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                585            923          1,071          1,077            758
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.343         $1.157         $1.296         $1.108         $0.842
  Accumulation Unit Value at end of
   period                                 $1.783         $1.343         $1.157         $1.296         $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,467          3,281          4,371          5,600          6,243
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.152         $1.292         $1.104         $0.840
  Accumulation Unit Value at end of
   period                                 $1.774         $1.336         $1.152         $1.292         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,884          6,643          8,930         12,380         12,543
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.337         $1.153         $1.294         $1.107         $0.842
  Accumulation Unit Value at end of
   period                                 $1.774         $1.337         $1.153         $1.294         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.136         $1.275         $1.092         $0.832
  Accumulation Unit Value at end of
   period                                 $1.744         $1.316         $1.136         $1.275         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,083          5,179          7,577          9,941          8,911
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.316         $1.136         $1.275         $1.092         $0.832
  Accumulation Unit Value at end of
   period                                 $1.744         $1.316         $1.136         $1.275         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,083          5,179          7,577          9,941          8,911
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.309         $1.130         $1.270         $1.088         $0.829
  Accumulation Unit Value at end of
   period                                 $1.734         $1.309         $1.130         $1.270         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            259            300            400            600

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.502         $1.308         $1.272         $1.236         $1.118
  Accumulation Unit Value at end of
   period                                 $0.860         $1.502         $1.308         $1.272         $1.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,916         13,551         16,482         17,926         15,627
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.485         $1.296         $1.263         $1.229         $1.114
  Accumulation Unit Value at end of
   period                                 $0.848         $1.485         $1.296         $1.263         $1.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                963          1,181          1,231          1,751          1,623
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.485         $1.296         $1.263         $1.229         $1.142
  Accumulation Unit Value at end of
   period                                 $0.848         $1.485         $1.296         $1.263         $1.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                963          1,181          1,231          1,751          1,623
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.476         $1.289         $1.257         $1.226         $1.111
  Accumulation Unit Value at end of
   period                                 $0.842         $1.476         $1.289         $1.257         $1.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,570         15,233         18,756         19,688         18,419
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.472         $1.287         $1.256         $1.225         $1.111
  Accumulation Unit Value at end of
   period                                 $0.840         $1.472         $1.287         $1.256         $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,245         25,339         35,593         48,396         44,621
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.477         $1.292         $1.261         $1.230         $1.143
  Accumulation Unit Value at end of
   period                                 $0.842         $1.477         $1.292         $1.261         $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.461         $1.279         $1.249         $1.220         $1.134
  Accumulation Unit Value at end of
   period                                 $0.832         $1.461         $1.279         $1.249         $1.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,015          8,582          8,283          8,651          6,515
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.461         $1.279         $1.249         $1.220         $1.143
  Accumulation Unit Value at end of
   period                                 $0.832         $1.461         $1.279         $1.249         $1.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,015          8,582          8,283          8,651          6,515
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.457         $1.276         $1.247         $1.219         $1.108
  Accumulation Unit Value at end of
   period                                 $0.829         $1.457         $1.276         $1.247         $1.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                710            949          1,335          1,453          1,428

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.295         $1.119         $1.259         $1.080         $0.823
  Accumulation Unit Value at end of
   period                                 $1.713         $1.295         $1.119         $1.259         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                585            669            726            980            820
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.289         $1.115         $1.254         $1.076         $0.821
  Accumulation Unit Value at end of
   period                                 $1.704         $1.289         $1.115         $1.254         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,348          2,024          2,575          2,150          1,105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.283         $1.110         $1.250         $1.073         $0.819
  Accumulation Unit Value at end of
   period                                 $1.696         $1.283         $1.110         $1.250         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,600          3,248          3,632          3,067          1,461
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.277         $1.106         $1.245         $1.070         $0.817
  Accumulation Unit Value at end of
   period                                 $1.687         $1.277         $1.106         $1.245         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                501            658            863          1,316          1,303
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.159        $14.012        $15.804        $13.595        $10.400
  Accumulation Unit Value at end of
   period                                $21.319        $16.159        $14.012        $15.804        $13.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              9              8              6             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.093        $13.969        $15.771        $13.580        $10.399
  Accumulation Unit Value at end of
   period                                $21.211        $16.093        $13.969        $15.771        $13.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             33             34              3              1
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.762         $1.412         $1.576         $1.364         $1.070
  Accumulation Unit Value at end of
   period                                 $2.351         $1.762         $1.412         $1.576         $1.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,798          4,969          6,318          7,627         10,191
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.385         $1.549         $1.343         $1.056
  Accumulation Unit Value at end of
   period                                 $2.297         $1.724         $1.385         $1.549         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                419            582            588            687            901
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.385         $1.549         $1.343         $1.056
  Accumulation Unit Value at end of
   period                                 $2.297         $1.724         $1.385         $1.549         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                419            582            588            687            901
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.371         $1.535         $1.332         $1.049
  Accumulation Unit Value at end of
   period                                 $2.269         $1.705         $1.371         $1.535         $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,582          2,089          2,831          3,860          5,112

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.448         $1.270         $1.242         $1.215         $1.106
  Accumulation Unit Value at end of
   period                                 $0.823         $1.448         $1.270         $1.242         $1.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                828            775            785            801            798
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.445         $1.267         $1.241         $1.214         $1.140
  Accumulation Unit Value at end of
   period                                 $0.821         $1.445         $1.267         $1.241         $1.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                735            800          1,134          1,208          1,038
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.263         $1.238         $1.213         $1.140
  Accumulation Unit Value at end of
   period                                 $0.817         $1.439         $1.263         $1.238         $1.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,390          1,597          2,172          2,232          1,549
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.004         $1.572         $1.427         $1.248         $1.083
  Accumulation Unit Value at end of
   period                                 $1.070         $2.004         $1.572         $1.427         $1.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,317         15,577         15,174         16,357         13,107
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.981         $1.557         $1.416         $1.241         $1.079
  Accumulation Unit Value at end of
   period                                 $1.056         $1.981         $1.557         $1.416         $1.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,438          2,120          1,852          1,975          1,157
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.981         $1.557         $1.416         $1.241         $1.133
  Accumulation Unit Value at end of
   period                                 $1.056         $1.981         $1.557         $1.416         $1.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,438          2,120          1,852          1,975          1,157
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.969         $1.549         $1.410         $1.237         $1.077
  Accumulation Unit Value at end of
   period                                 $1.049         $1.969         $1.549         $1.410         $1.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,095         10,697         11,611         10,876          9,545

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.697         $1.365         $1.529         $1.328         $1.046
  Accumulation Unit Value at end of
   period                                 $2.257         $1.697         $1.365         $1.529         $1.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,394          4,689          6,040          7,738         11,493
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.698         $1.367         $1.532         $1.331         $1.048
  Accumulation Unit Value at end of
   period                                 $2.257         $1.698         $1.367         $1.532         $1.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             13             --             20             22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.671         $1.346         $1.510         $1.313         $1.036
  Accumulation Unit Value at end of
   period                                 $2.219         $1.671         $1.346         $1.510         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,739          6,103          8,002          9,149         12,149
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.671         $1.346         $1.510         $1.313         $1.036
  Accumulation Unit Value at end of
   period                                 $2.219         $1.671         $1.346         $1.510         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,739          6,103          8,002          9,149         12,149
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.340         $1.504         $1.308         $1.032
  Accumulation Unit Value at end of
   period                                 $2.206         $1.662         $1.340         $1.504         $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            223            261            290            503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.644         $1.327         $1.491         $1.298         $1.025
  Accumulation Unit Value at end of
   period                                 $2.180         $1.644         $1.327         $1.491         $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            384            619            780            788
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.636         $1.321         $1.485         $1.294         $1.022
  Accumulation Unit Value at end of
   period                                 $2.169         $1.636         $1.321         $1.485         $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,136          2,250          2,324          1,557          1,032
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.629         $1.316         $1.480         $1.290         $1.020
  Accumulation Unit Value at end of
   period                                 $2.158         $1.629         $1.316         $1.480         $1.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,516          3,283          3,402          4,040          2,184
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.621         $1.311         $1.475         $1.286         $1.017
  Accumulation Unit Value at end of
   period                                 $2.147         $1.621         $1.311         $1.475         $1.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                314            352            503            611            735
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.701        $13.519        $15.233        $13.305        $10.541
  Accumulation Unit Value at end of
   period                                $22.081        $16.701        $13.519        $15.233        $13.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              8              8             13              3

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.964         $1.546         $1.408         $1.236         $1.077
  Accumulation Unit Value at end of
   period                                 $1.046         $1.964         $1.546         $1.408         $1.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,456         21,760         25,294         30,034         28,664
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.970         $1.552         $1.414         $1.242         $1.134
  Accumulation Unit Value at end of
   period                                 $1.048         $1.970         $1.552         $1.414         $1.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.948         $1.536         $1.401         $1.232         $1.125
  Accumulation Unit Value at end of
   period                                 $1.036         $1.948         $1.536         $1.401         $1.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,244         11,919          8,732         10,436          5,829
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.948         $1.536         $1.401         $1.232         $1.106
  Accumulation Unit Value at end of
   period                                 $1.036         $1.948         $1.536         $1.401         $1.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,244         11,919          8,732         10,436          5,829
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.943         $1.533         $1.399         $1.230         $1.074
  Accumulation Unit Value at end of
   period                                 $1.032         $1.943         $1.533         $1.399         $1.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                559            731            907          1,204          1,150
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.932         $1.526         $1.394         $1.227         $1.072
  Accumulation Unit Value at end of
   period                                 $1.025         $1.932         $1.526         $1.394         $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                788            743            517            618            578
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.927         $1.523         $1.392         $1.226         $1.102
  Accumulation Unit Value at end of
   period                                 $1.022         $1.927         $1.523         $1.392         $1.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                682            783            938          1,054            858
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.920         $1.518         $1.389         $1.224         $1.102
  Accumulation Unit Value at end of
   period                                 $1.017         $1.920         $1.518         $1.389         $1.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                932          1,192          1,249          1,174            899
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.633        $13.477        $15.202        $13.290        $10.540
  Accumulation Unit Value at end of
   period                                $21.969        $16.633        $13.477        $15.202        $13.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             19             27             25             15
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.571         $2.168         $2.031         $1.929         $1.599
  Accumulation Unit Value at end of
   period                                 $3.838         $2.571         $2.168         $2.031         $1.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                864          1,220          1,660          2,079          2,509
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.510         $2.121         $1.991         $1.895         $1.574
  Accumulation Unit Value at end of
   period                                 $3.740         $2.510         $2.121         $1.991         $1.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            175            262            289            313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.510         $2.121         $1.991         $1.895         $1.574
  Accumulation Unit Value at end of
   period                                 $3.740         $2.510         $2.121         $1.991         $1.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            175            262            289            313
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.475         $2.093         $1.967         $1.874         $1.558
  Accumulation Unit Value at end of
   period                                 $3.684         $2.475         $2.093         $1.967         $1.874
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             18             18             52             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.463         $2.084         $1.960         $1.868         $1.554
  Accumulation Unit Value at end of
   period                                 $3.665         $2.463         $2.084         $1.960         $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                380            572            787          1,344          1,942
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.471         $2.092         $1.968         $1.877         $1.562
  Accumulation Unit Value at end of
   period                                 $3.675         $2.471         $2.092         $1.968         $1.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.425         $2.055         $1.935         $1.847         $1.539
  Accumulation Unit Value at end of
   period                                 $3.602         $2.425         $2.055         $1.935         $1.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            370            521            720            970
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.425         $2.055         $1.935         $1.847         $1.539
  Accumulation Unit Value at end of
   period                                 $3.602         $2.425         $2.055         $1.935         $1.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            370            521            720            970
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.412         $2.045         $1.927         $1.840         $1.534
  Accumulation Unit Value at end of
   period                                 $3.582         $2.412         $2.045         $1.927         $1.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             18             47             50             68

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.185         $2.094         $1.916         $1.733         $1.563
  Accumulation Unit Value at end of
   period                                 $1.599         $2.185         $2.094         $1.916         $1.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,493          4,892          5,739          6,372          7,065
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.155         $2.070         $1.897         $1.720         $1.554
  Accumulation Unit Value at end of
   period                                 $1.574         $2.155         $2.070         $1.897         $1.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                406            531            611            705            905
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.155         $2.070         $1.897         $1.720         $1.559
  Accumulation Unit Value at end of
   period                                 $1.574         $2.155         $2.070         $1.897         $1.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                406            531            611            705            905
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.135         $2.053         $1.884         $1.709         $1.546
  Accumulation Unit Value at end of
   period                                 $1.558         $2.135         $2.053         $1.884         $1.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             96            115            143            156
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.130         $2.049         $1.881         $1.708         $1.545
  Accumulation Unit Value at end of
   period                                 $1.554         $2.130         $2.049         $1.881         $1.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,331          3,789          4,791          6,089          7,207
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.143         $2.062         $1.894         $1.720         $1.560
  Accumulation Unit Value at end of
   period                                 $1.562         $2.143         $2.062         $1.894         $1.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $2.113         $2.035         $1.871         $1.702         $1.544
  Accumulation Unit Value at end of
   period                                 $1.539         $2.113         $2.035         $1.871         $1.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,189            864            745            852            893
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.113         $2.035         $1.871         $1.702         $1.600
  Accumulation Unit Value at end of
   period                                 $1.539         $2.113         $2.035         $1.871         $1.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,189            864            745            852            893
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.107         $2.031         $1.868         $1.699         $1.541
  Accumulation Unit Value at end of
   period                                 $1.534         $2.107         $2.031         $1.868         $1.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79            115            220            281            325

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.386         $2.025         $1.910         $1.826         $1.523
  Accumulation Unit Value at end of
   period                                 $3.540         $2.386         $2.025         $1.910         $1.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             33             58            111            133
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.375         $2.016         $1.903         $1.820         $1.519
  Accumulation Unit Value at end of
   period                                 $3.521         $2.375         $2.016         $1.903         $1.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60            134            172            186            209
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.129        $14.552        $13.740        $13.147        $10.979
  Accumulation Unit Value at end of
   period                                $25.386        $17.129        $14.552        $13.740        $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             60             74             51             15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.353         $2.000         $1.890         $1.809         $1.511
  Accumulation Unit Value at end of
   period                                 $3.486         $2.353         $2.000         $1.890         $1.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             18             44             82             85
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.989        $14.462        $13.683        $13.118        $10.977
  Accumulation Unit Value at end of
   period                                $25.129        $16.989        $14.462        $13.683        $13.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --              1             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.920        $14.418        $13.654        $13.104        $10.976
  Accumulation Unit Value at end of
   period                                $25.001        $16.920        $14.418        $13.654        $13.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.898         $1.689         $1.641         $1.437         $0.971
  Accumulation Unit Value at end of
   period                                 $1.987         $1.898         $1.689         $1.641         $1.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,263          4,288          5,803          6,655          8,550
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.854         $1.653         $1.609         $1.412         $0.956
  Accumulation Unit Value at end of
   period                                 $1.936         $1.854         $1.653         $1.609         $1.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                434            587            731            885          1,035
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.854         $1.653         $1.609         $1.412         $0.956
  Accumulation Unit Value at end of
   period                                 $1.936         $1.854         $1.653         $1.609         $1.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                434            587            731            885          1,035
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.827         $1.631         $1.589         $1.396         $0.946
  Accumulation Unit Value at end of
   period                                 $1.906         $1.827         $1.631         $1.589         $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                179            218            228            319            283

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.095         $2.021         $1.861         $1.695         $1.538
  Accumulation Unit Value at end of
   period                                 $1.523         $2.095         $2.021         $1.861         $1.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            153            193            265            329
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.090         $2.018         $1.859         $1.693         $1.596
  Accumulation Unit Value at end of
   period                                 $1.519         $2.090         $2.018         $1.859         $1.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            386            378            384            333
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.082         $2.011         $1.855         $1.692         $1.595
  Accumulation Unit Value at end of
   period                                 $1.511         $2.082         $2.011         $1.855         $1.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            174            178            184            182
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.322         $1.308         $1.197         $1.192         $1.129
  Accumulation Unit Value at end of
   period                                 $0.971         $1.322         $1.308         $1.197         $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,815         10,947         12,251         12,394         16,852
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.292         $1.185         $1.183         $1.122
  Accumulation Unit Value at end of
   period                                 $0.956         $1.303         $1.292         $1.185         $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                866          1,203          1,427          1,640          1,748
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.292         $1.185         $1.183         $1.170
  Accumulation Unit Value at end of
   period                                 $0.956         $1.303         $1.292         $1.185         $1.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                866          1,203          1,427          1,640          1,748
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.291         $1.282         $1.176         $1.175         $1.116
  Accumulation Unit Value at end of
   period                                 $0.946         $1.291         $1.282         $1.176         $1.175
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            324            402            406            465

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.818         $1.624         $1.583         $1.391         $0.944
  Accumulation Unit Value at end of
   period                                 $1.896         $1.818         $1.624         $1.583         $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,022          4,261          5,483          9,199         13,659
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.920         $1.715         $1.673         $1.471         $0.998
  Accumulation Unit Value at end of
   period                                 $2.001         $1.920         $1.715         $1.673         $1.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.601         $1.563         $1.376         $0.935
  Accumulation Unit Value at end of
   period                                 $1.864         $1.790         $1.601         $1.563         $1.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,640          4,170          6,139          7,787          8,197
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.601         $1.563         $1.376         $0.935
  Accumulation Unit Value at end of
   period                                 $1.864         $1.790         $1.601         $1.563         $1.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,640          4,170          6,139          7,787          8,197
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.781         $1.593         $1.557         $1.371         $0.932
  Accumulation Unit Value at end of
   period                                 $1.853         $1.781         $1.593         $1.557         $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97            194            219            168            226
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.762         $1.578         $1.543         $1.360         $0.925
  Accumulation Unit Value at end of
   period                                 $1.832         $1.762         $1.578         $1.543         $1.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                247            309            502            553            544
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.753         $1.571         $1.537         $1.355         $0.923
  Accumulation Unit Value at end of
   period                                 $1.822         $1.753         $1.571         $1.537         $1.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            436            383            598            705
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.694        $17.655        $17.282        $15.247        $10.385
  Accumulation Unit Value at end of
   period                                $20.455        $19.694        $17.655        $17.282        $15.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            295            298            262            118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.738         $1.559         $1.526         $1.347         $0.918
  Accumulation Unit Value at end of
   period                                 $1.804         $1.738         $1.559         $1.526         $1.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                321            386            508            722            704
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.534        $17.547        $17.209        $15.214        $10.383
  Accumulation Unit Value at end of
   period                                $20.247        $19.534        $17.547        $17.209        $15.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              2              4              3              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.288         $1.279         $1.175         $1.174         $1.116
  Accumulation Unit Value at end of
   period                                 $0.944         $1.288         $1.279         $1.175         $1.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,301         17,411         20,328         20,093         23,049
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.363         $1.354         $1.244         $1.244         $1.231
  Accumulation Unit Value at end of
   period                                 $0.998         $1.363         $1.354         $1.244         $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.278         $1.271         $1.169         $1.170         $1.158
  Accumulation Unit Value at end of
   period                                 $0.935         $1.278         $1.271         $1.169         $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,348          6,229          6,297          5,951          5,320
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.278         $1.271         $1.169         $1.170         $1.124
  Accumulation Unit Value at end of
   period                                 $0.935         $1.278         $1.271         $1.169         $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,348          6,229          6,297          5,951          5,320
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.274         $1.268         $1.167         $1.169         $1.113
  Accumulation Unit Value at end of
   period                                 $0.932         $1.274         $1.268         $1.167         $1.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            685            792            847            889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.267         $1.262         $1.162         $1.165         $1.111
  Accumulation Unit Value at end of
   period                                 $0.925         $1.267         $1.262         $1.162         $1.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                586            562            580            632            733
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.264         $1.260         $1.161         $1.164         $1.120
  Accumulation Unit Value at end of
   period                                 $0.923         $1.264         $1.260         $1.161         $1.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                752            822            900            863            861
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.259         $1.256         $1.158         $1.163         $1.120
  Accumulation Unit Value at end of
   period                                 $0.918         $1.259         $1.256         $1.158         $1.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                576            657          1,031          1,039            907
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.454        $17.492        $17.173        $15.197        $10.382
  Accumulation Unit Value at end of
   period                                $20.144        $19.454        $17.492        $17.173        $15.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             26             28             15             11
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.885         $0.884         $0.783         $0.632
  Accumulation Unit Value at end of
   period                                 $1.305         $1.006         $0.885         $0.884         $0.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,506          5,495          6,495          8,784         11,067
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.982         $0.866         $0.866         $0.769         $0.622
  Accumulation Unit Value at end of
   period                                 $1.271         $0.982         $0.866         $0.866         $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            254            310            434            513
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.982         $0.866         $0.866         $0.769         $0.622
  Accumulation Unit Value at end of
   period                                 $1.271         $0.982         $0.866         $0.866         $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                217            254            310            434            513
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.968         $0.854         $0.855         $0.761         $0.615
  Accumulation Unit Value at end of
   period                                 $1.252         $0.968         $0.854         $0.855         $0.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            143            152            200            202
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.963         $0.850         $0.852         $0.758         $0.614
  Accumulation Unit Value at end of
   period                                 $1.245         $0.963         $0.850         $0.852         $0.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,078          4,466          5,378          6,708          8,432
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.001         $1.004         $0.893         $0.723
  Accumulation Unit Value at end of
   period                                 $1.464         $1.133         $1.001         $1.004         $0.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.948         $0.838         $0.842         $0.750         $0.608
  Accumulation Unit Value at end of
   period                                 $1.224         $0.948         $0.838         $0.842         $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,200          3,874          3,800          4,414          5,964
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.948         $0.838         $0.842         $0.750         $0.608
  Accumulation Unit Value at end of
   period                                 $1.224         $0.948         $0.838         $0.842         $0.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,200          3,874          3,800          4,414          5,964
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.835         $0.838         $0.747         $0.606
  Accumulation Unit Value at end of
   period                                 $1.217         $0.944         $0.835         $0.838         $0.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71            110            113            148            174

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.022         $0.988         $0.870         $0.847         $0.780
  Accumulation Unit Value at end of
   period                                 $0.632         $1.022         $0.988         $0.870         $0.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,004         20,394         23,976         25,125         25,446
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.008         $0.976         $0.862         $0.840         $0.776
  Accumulation Unit Value at end of
   period                                 $0.622         $1.008         $0.976         $0.862         $0.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                726          1,364          3,196          3,040          4,167
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.008         $0.976         $0.862         $0.840         $0.784
  Accumulation Unit Value at end of
   period                                 $0.622         $1.008         $0.976         $0.862         $0.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                726          1,364          3,196          3,040          4,167
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.998         $0.968         $0.855         $0.835         $0.772
  Accumulation Unit Value at end of
   period                                 $0.615         $0.998         $0.968         $0.855         $0.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                285            324            429            589            535
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.996         $0.966         $0.854         $0.834         $0.771
  Accumulation Unit Value at end of
   period                                 $0.614         $0.996         $0.966         $0.854         $0.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,270         14,674         19,700         22,109         22,376
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.175         $1.140         $1.008         $0.985         $0.920
  Accumulation Unit Value at end of
   period                                 $0.723         $1.175         $1.140         $1.008         $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.988         $0.960         $0.850         $0.831         $0.776
  Accumulation Unit Value at end of
   period                                 $0.608         $0.988         $0.960         $0.850         $0.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,865          7,676          7,825          7,632          5,728
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.988         $0.960         $0.850         $0.831         $0.782
  Accumulation Unit Value at end of
   period                                 $0.608         $0.988         $0.960         $0.850         $0.831
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,865          7,676          7,825          7,632          5,728
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.985         $0.958         $0.848         $0.830         $0.769
  Accumulation Unit Value at end of
   period                                 $0.606         $0.985         $0.958         $0.848         $0.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            535            635            619            610

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.933         $0.826         $0.831         $0.741         $0.602
  Accumulation Unit Value at end of
   period                                 $1.203         $0.933         $0.826         $0.831         $0.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            243            263            277            304
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.929         $0.823         $0.828         $0.739         $0.600
  Accumulation Unit Value at end of
   period                                 $1.197         $0.929         $0.823         $0.828         $0.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            198            294            353            417
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.723        $13.935        $14.021        $12.523        $10.175
  Accumulation Unit Value at end of
   period                                $20.243        $15.723        $13.935        $14.021        $12.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91             91             61             63             31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.921         $0.816         $0.822         $0.734         $0.597
  Accumulation Unit Value at end of
   period                                 $1.185         $0.921         $0.816         $0.822         $0.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            233            247            255            314
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.595        $13.849        $13.962        $12.495        $10.173
  Accumulation Unit Value at end of
   period                                $20.038        $15.595        $13.849        $13.962        $12.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.531        $13.806        $13.933        $12.482        $10.172
  Accumulation Unit Value at end of
   period                                $19.936        $15.531        $13.806        $13.933        $12.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.122         $0.949         $1.122         $0.997         $0.760
  Accumulation Unit Value at end of
   period                                 $1.341         $1.122         $0.949         $1.122         $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,523         13,899         17,955         21,760         16,014
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.095         $0.929         $1.100         $0.980         $0.748
  Accumulation Unit Value at end of
   period                                 $1.307         $1.095         $0.929         $1.100         $0.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,697          2,454          2,807          3,002          1,569
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.095         $0.929         $1.100         $0.980         $0.748
  Accumulation Unit Value at end of
   period                                 $1.307         $1.095         $0.929         $1.100         $0.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,697          2,454          2,807          3,002          1,569
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.080         $0.916         $1.087         $0.968         $0.740
  Accumulation Unit Value at end of
   period                                 $1.287         $1.080         $0.916         $1.087         $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                976          1,053          1,393          1,576            924

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.979         $0.953         $0.845         $0.828         $0.768
  Accumulation Unit Value at end of
   period                                 $0.602         $0.979         $0.953         $0.845         $0.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            420            413            527            415
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.977         $0.951         $0.844         $0.827         $0.780
  Accumulation Unit Value at end of
   period                                 $0.600         $0.977         $0.951         $0.844         $0.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                436            473            534            523            459
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.973         $0.949         $0.842         $0.826         $0.780
  Accumulation Unit Value at end of
   period                                 $0.597         $0.973         $0.949         $0.842         $0.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            550            853            869            690
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.068         $0.873         $0.775         $0.667
  Accumulation Unit Value at end of
   period                                 $0.760         $1.339         $1.068         $0.873         $0.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,440         23,389         25,412         22,875         19,519
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.320         $1.056         $0.865         $0.769         $0.664
  Accumulation Unit Value at end of
   period                                 $0.748         $1.320         $1.056         $0.865         $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,157          2,288          2,456          2,633          1,175
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.320         $1.056         $0.865         $0.769         $0.703
  Accumulation Unit Value at end of
   period                                 $0.748         $1.320         $1.056         $0.865         $0.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,157          2,288          2,456          2,633          1,175
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.308         $1.047         $0.858         $0.764         $0.660
  Accumulation Unit Value at end of
   period                                 $0.740         $1.308         $1.047         $0.858         $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,174          1,608          1,737          1,778          1,358

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.075         $0.913         $1.083         $0.965         $0.738
  Accumulation Unit Value at end of
   period                                 $1.280         $1.075         $0.913         $1.083         $0.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,051          7,493         10,853         15,362         11,500
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.416         $1.203         $1.428         $1.274         $0.975
  Accumulation Unit Value at end of
   period                                 $1.686         $1.416         $1.203         $1.428         $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.058         $0.900         $1.069         $0.955         $0.731
  Accumulation Unit Value at end of
   period                                 $1.258         $1.058         $0.900         $1.069         $0.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,832         14,974         22,146         27,688         22,738
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.058         $0.900         $1.069         $0.955         $0.731
  Accumulation Unit Value at end of
   period                                 $1.258         $1.058         $0.900         $1.069         $0.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,832         14,974         22,146         27,688         22,738
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.052         $0.895         $1.065         $0.951         $0.729
  Accumulation Unit Value at end of
   period                                 $1.251         $1.052         $0.895         $1.065         $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                299            334            381            567            317
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.041         $0.887         $1.055         $0.944         $0.724
  Accumulation Unit Value at end of
   period                                 $1.236         $1.041         $0.887         $1.055         $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                649            837          1,349          1,854          1,333
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.036         $0.883         $1.051         $0.941         $0.722
  Accumulation Unit Value at end of
   period                                 $1.230         $1.036         $0.883         $1.051         $0.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                614            734            824          1,030            565
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.321        $13.063        $15.562        $13.930        $10.696
  Accumulation Unit Value at end of
   period                                $18.177        $15.321        $13.063        $15.562        $13.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                491            561            642            578            109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.400         $1.194         $1.423         $1.274         $0.979
  Accumulation Unit Value at end of
   period                                 $1.660         $1.400         $1.194         $1.423         $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,585          2,011          2,706          3,069          2,353
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.196        $12.982        $15.497        $13.899        $10.694
  Accumulation Unit Value at end of
   period                                $17.993        $15.196        $12.982        $15.497        $13.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              5              6              4              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.305         $1.045         $0.857         $0.763         $0.660
  Accumulation Unit Value at end of
   period                                 $0.738         $1.305         $1.045         $0.857         $0.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,310         17,837         20,651         18,037         16,643
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.382         $1.134         $1.010         $0.924
  Accumulation Unit Value at end of
   period                                 $0.975         $1.724         $1.382         $1.134         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.038         $0.853         $0.761         $0.696
  Accumulation Unit Value at end of
   period                                 $0.731         $1.294         $1.038         $0.853         $0.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,104         25,122         28,767         29,764         22,973
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.294         $1.038         $0.853         $0.761         $0.665
  Accumulation Unit Value at end of
   period                                 $0.731         $1.294         $1.038         $0.853         $0.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,104         25,122         28,767         29,764         22,973
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.291         $1.036         $0.851         $0.760         $0.658
  Accumulation Unit Value at end of
   period                                 $0.729         $1.291         $1.036         $0.851         $0.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            545            617            671            589
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.283         $1.031         $0.848         $0.758         $0.657
  Accumulation Unit Value at end of
   period                                 $0.724         $1.283         $1.031         $0.848         $0.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                940          1,378          1,342            929            756
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.280         $1.029         $0.847         $0.757         $0.663
  Accumulation Unit Value at end of
   period                                 $0.722         $1.280         $1.029         $0.847         $0.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                702            707            681            499            473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.738         $1.399         $1.152         $1.031         $0.904
  Accumulation Unit Value at end of
   period                                 $0.979         $1.738         $1.399         $1.152         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,486          2,740          2,929          3,013          2,375
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.134        $12.942        $15.464        $13.884        $10.693
  Accumulation Unit Value at end of
   period                                $17.901        $15.134        $12.942        $15.464        $13.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             48             50             39             15
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.934         $1.574         $1.751         $1.429         $1.008
  Accumulation Unit Value at end of
   period                                 $2.561         $1.934         $1.574         $1.751         $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,735         12,218         15,445         18,682         20,907
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.889         $1.541         $1.718         $1.404         $0.993
  Accumulation Unit Value at end of
   period                                 $2.497         $1.889         $1.541         $1.718         $1.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,828          2,112          2,638          3,027          3,446
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.889         $1.541         $1.718         $1.404         $0.993
  Accumulation Unit Value at end of
   period                                 $2.497         $1.889         $1.541         $1.718         $1.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,828          2,112          2,638          3,027          3,446
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.865         $1.523         $1.699         $1.391         $0.984
  Accumulation Unit Value at end of
   period                                 $2.463         $1.865         $1.523         $1.699         $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,518          3,610          4,583          5,943          7,676
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.857         $1.517         $1.693         $1.386         $0.981
  Accumulation Unit Value at end of
   period                                 $2.450         $1.857         $1.517         $1.693         $1.386
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,401          7,952         10,803         14,739         18,824
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.860         $1.520         $1.698         $1.391         $0.985
  Accumulation Unit Value at end of
   period                                 $2.453         $1.860         $1.520         $1.698         $1.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              8             --              7             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.828         $1.495         $1.672         $1.371         $0.972
  Accumulation Unit Value at end of
   period                                 $2.409         $1.828         $1.495         $1.672         $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,412          6,955          9,105         11,426         11,967
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.828         $1.495         $1.672         $1.371         $0.972
  Accumulation Unit Value at end of
   period                                 $2.409         $1.828         $1.495         $1.672         $1.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,412          6,955          9,105         11,426         11,967
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.818         $1.488         $1.665         $1.366         $0.969
  Accumulation Unit Value at end of
   period                                 $2.395         $1.818         $1.488         $1.665         $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                299            381            523            713          1,118

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.715         $1.708         $1.474         $1.363         $1.192
  Accumulation Unit Value at end of
   period                                 $1.008         $1.715         $1.708         $1.474         $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,406         35,613         44,085         53,033         66,625
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.692         $1.689         $1.460         $1.353         $1.185
  Accumulation Unit Value at end of
   period                                 $0.993         $1.692         $1.689         $1.460         $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,488          6,943          8,383         10,245         11,698
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.692         $1.689         $1.460         $1.353         $1.239
  Accumulation Unit Value at end of
   period                                 $0.993         $1.692         $1.689         $1.460         $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,488          6,943          8,383         10,245         11,698
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.679         $1.677         $1.452         $1.346         $1.181
  Accumulation Unit Value at end of
   period                                 $0.984         $1.679         $1.677         $1.452         $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,772         15,983         21,241         23,417         27,535
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.675         $1.674         $1.450         $1.345         $1.181
  Accumulation Unit Value at end of
   period                                 $0.981         $1.675         $1.674         $1.450         $1.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,444         39,745         57,809         78,263         98,694
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.683         $1.682         $1.458         $1.353         $1.240
  Accumulation Unit Value at end of
   period                                 $0.985         $1.683         $1.682         $1.458         $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.663         $1.442         $1.340         $1.228
  Accumulation Unit Value at end of
   period                                 $0.972         $1.662         $1.663         $1.442         $1.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,828         11,977         10,746         12,789         14,331
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.662         $1.663         $1.442         $1.340         $1.196
  Accumulation Unit Value at end of
   period                                 $0.972         $1.662         $1.663         $1.442         $1.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,828         11,977         10,746         12,789         14,331
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.657         $1.660         $1.440         $1.339         $1.177
  Accumulation Unit Value at end of
   period                                 $0.969         $1.657         $1.660         $1.440         $1.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,393          1,935          2,747          3,732          4,192

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.799         $1.474         $1.650         $1.355         $0.962
  Accumulation Unit Value at end of
   period                                 $2.367         $1.799         $1.474         $1.650         $1.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                617            853          1,114          1,451          1,651
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.467         $1.644         $1.351         $0.959
  Accumulation Unit Value at end of
   period                                 $2.354         $1.790         $1.467         $1.644         $1.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,480          2,140          2,345          2,320          1,814
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.782         $1.462         $1.638         $1.346         $0.957
  Accumulation Unit Value at end of
   period                                 $2.342         $1.782         $1.462         $1.638         $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,792          3,754          3,966          3,847          1,712
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.774         $1.456         $1.632         $1.342         $0.955
  Accumulation Unit Value at end of
   period                                 $2.331         $1.774         $1.456         $1.632         $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                169            185            340            348            339
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.330        $16.707        $18.762        $15.454        $11.006
  Accumulation Unit Value at end of
   period                                $26.670        $20.330        $16.707        $18.762        $15.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             27             27             24              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.247        $16.656        $18.723        $15.437        $11.005
  Accumulation Unit Value at end of
   period                                $26.534        $20.247        $16.656        $18.723        $15.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10              7              4              2
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.023         $0.900         $0.948         $0.776         $0.611
  Accumulation Unit Value at end of
   period                                 $1.452         $1.023         $0.900         $0.948         $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,186          5,612          6,996          9,182         11,498
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.999         $0.881         $0.929         $0.763         $0.601
  Accumulation Unit Value at end of
   period                                 $1.415         $0.999         $0.881         $0.929         $0.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            348            419            495            840
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.999         $0.881         $0.929         $0.763         $0.601
  Accumulation Unit Value at end of
   period                                 $1.415         $0.999         $0.881         $0.929         $0.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                211            348            419            495            840
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.985         $0.869         $0.917         $0.754         $0.595
  Accumulation Unit Value at end of
   period                                 $1.393         $0.985         $0.869         $0.917         $0.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34            136            140            143            178

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.648         $1.652         $1.434         $1.335         $1.175
  Accumulation Unit Value at end of
   period                                 $0.962         $1.648         $1.652         $1.434         $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,247          2,389          1,674          1,721          1,762
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.644         $1.649         $1.432         $1.334         $1.193
  Accumulation Unit Value at end of
   period                                 $0.959         $1.644         $1.649         $1.432         $1.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,867          2,114          2,246          3,074          3,328
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.637         $1.644         $1.430         $1.333         $1.193
  Accumulation Unit Value at end of
   period                                 $0.955         $1.637         $1.644         $1.430         $1.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                347            637            821            886            961
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.045         $0.931         $0.827         $0.695         $0.630
  Accumulation Unit Value at end of
   period                                 $0.611         $1.045         $0.931         $0.827         $0.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,074         19,383         22,562         22,297         27,730
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.920         $0.819         $0.690         $0.627
  Accumulation Unit Value at end of
   period                                 $0.601         $1.031         $0.920         $0.819         $0.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                976          1,225          1,514          1,647          1,936
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.920         $0.819         $0.690         $0.628
  Accumulation Unit Value at end of
   period                                 $0.601         $1.031         $0.920         $0.819         $0.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                976          1,225          1,514          1,647          1,936
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.021         $0.912         $0.813         $0.685         $0.623
  Accumulation Unit Value at end of
   period                                 $0.595         $1.021         $0.912         $0.813         $0.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            270            307            167            289

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.980         $0.865         $0.914         $0.751         $0.593
  Accumulation Unit Value at end of
   period                                 $1.386         $0.980         $0.865         $0.914         $0.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,225          1,700          2,654          4,086          7,070
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.869         $1.650         $1.744         $1.435         $1.133
  Accumulation Unit Value at end of
   period                                 $2.641         $1.869         $1.650         $1.744         $1.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.965         $0.853         $0.902         $0.743         $0.587
  Accumulation Unit Value at end of
   period                                 $1.362         $0.965         $0.853         $0.902         $0.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,231          2,182          3,054          4,261          7,916
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.965         $0.853         $0.902         $0.743         $0.587
  Accumulation Unit Value at end of
   period                                 $1.362         $0.965         $0.853         $0.902         $0.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,231          2,182          3,054          4,261          7,916
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.960         $0.849         $0.899         $0.740         $0.585
  Accumulation Unit Value at end of
   period                                 $1.354         $0.960         $0.849         $0.899         $0.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             64            144            150            288
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.949         $0.841         $0.891         $0.735         $0.581
  Accumulation Unit Value at end of
   period                                 $1.339         $0.949         $0.841         $0.891         $0.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                153            250            464            448            520
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.945         $0.837         $0.887         $0.732         $0.580
  Accumulation Unit Value at end of
   period                                 $1.331         $0.945         $0.837         $0.887         $0.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            314            356            439            485
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.004        $15.069        $15.984        $13.195        $10.455
  Accumulation Unit Value at end of
   period                                $23.949        $17.004        $15.069        $15.984        $13.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113            110            137            174             25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.465         $1.299         $1.378         $1.138         $0.903
  Accumulation Unit Value at end of
   period                                 $2.062         $1.465         $1.299         $1.378         $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             75            180            200            320
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.866        $14.976        $15.918        $13.166        $10.453
  Accumulation Unit Value at end of
   period                                $23.706        $16.866        $14.976        $15.918        $13.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.019         $0.910         $0.812         $0.685         $0.623
  Accumulation Unit Value at end of
   period                                 $0.593         $1.019         $0.910         $0.812         $0.685
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,083         13,797         15,017         14,841         19,440
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.947         $1.741         $1.554         $1.311         $1.193
  Accumulation Unit Value at end of
   period                                 $1.133         $1.947         $1.741         $1.554         $1.311
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.010         $0.904         $0.808         $0.682         $0.621
  Accumulation Unit Value at end of
   period                                 $0.587         $1.010         $0.904         $0.808         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,238          7,622          5,396          3,232          4,591
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.010         $0.904         $0.808         $0.682         $0.646
  Accumulation Unit Value at end of
   period                                 $0.587         $1.010         $0.904         $0.808         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,238          7,622          5,396          3,232          4,591
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.008         $0.902         $0.806         $0.682         $0.621
  Accumulation Unit Value at end of
   period                                 $0.585         $1.008         $0.902         $0.806         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                295            524            458            478            528
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.002         $0.898         $0.803         $0.680         $0.620
  Accumulation Unit Value at end of
   period                                 $0.581         $1.002         $0.898         $0.803         $0.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                736            583            611            587            655
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.000         $0.896         $0.802         $0.679         $0.644
  Accumulation Unit Value at end of
   period                                 $0.580         $1.000         $0.896         $0.802         $0.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                527          1,010          1,000            969            995
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.557         $1.398         $1.253         $1.061         $1.008
  Accumulation Unit Value at end of
   period                                 $0.903         $1.557         $1.398         $1.253         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                484            539            535            416            454
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.797        $14.930        $15.884        $13.151        $10.452
  Accumulation Unit Value at end of
   period                                $23.585        $16.797        $14.930        $15.884        $13.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             16             16              2
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.789        $10.348        $10.645         $8.604         $5.918
  Accumulation Unit Value at end of
   period                                $15.928        $11.789        $10.348        $10.645         $8.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            259            360            437            335
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.677        $10.271        $10.586         $8.574         $5.909
  Accumulation Unit Value at end of
   period                                $15.746        $11.677        $10.271        $10.586         $8.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             49             66             66             56
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.677        $10.271        $10.586         $8.574         $5.909
  Accumulation Unit Value at end of
   period                                $15.746        $11.677        $10.271        $10.586         $8.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             49             66             66             56
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.622        $10.232        $10.557         $8.559         $5.905
  Accumulation Unit Value at end of
   period                                $15.655        $11.622        $10.232        $10.557         $8.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74            109            123            144            139
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.594        $10.213        $10.543         $8.551         $5.902
  Accumulation Unit Value at end of
   period                                $15.610        $11.594        $10.213        $10.543         $8.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                160            210            291            343            364
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.567        $10.194        $10.528         $8.544         $5.900
  Accumulation Unit Value at end of
   period                                $15.566        $11.567        $10.194        $10.528         $8.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $11.512        $10.156        $10.499         $8.529         $5.896
  Accumulation Unit Value at end of
   period                                $15.476        $11.512        $10.156        $10.499         $8.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188            309            406            690            470
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.512        $10.156        $10.499         $8.529         $5.896
  Accumulation Unit Value at end of
   period                                $15.476        $11.512        $10.156        $10.499         $8.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                188            309            406            690            470
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.485        $10.137        $10.485         $8.521         $5.893
  Accumulation Unit Value at end of
   period                                $15.432        $11.485        $10.137        $10.485         $8.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              8             16

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.578             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.918             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174             --             --             --             --
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.576             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.909             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.576             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.909             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.575             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.905             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.575             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.902             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                186             --             --             --             --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.574             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.900             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                             $10.573             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.896             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                213             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.573             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.896             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                213             --             --             --             --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.573             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.893             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.430        $10.099        $10.456         $8.506         $5.889
  Accumulation Unit Value at end of
   period                                $15.343        $11.430        $10.099        $10.456         $8.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             22             39             35             42
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.403        $10.080        $10.442         $8.499         $5.887
  Accumulation Unit Value at end of
   period                                $15.299        $11.403        $10.080        $10.442         $8.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            113            118             84             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.376        $10.061        $10.427         $8.491         $5.885
  Accumulation Unit Value at end of
   period                                $15.255        $11.376        $10.061        $10.427         $8.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            152            185            168             65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.349        $10.042        $10.413         $8.484         $5.882
  Accumulation Unit Value at end of
   period                                $15.211        $11.349        $10.042        $10.413         $8.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             11             14             18              9
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.767        $17.518        $18.191        $14.844        $10.307
  Accumulation Unit Value at end of
   period                                $26.455        $19.767        $17.518        $18.191        $14.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              5              5              1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.686        $17.463        $18.153        $14.828        $10.306
  Accumulation Unit Value at end of
   period                                $26.321        $19.686        $17.463        $18.153        $14.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              3              4             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.485         $1.489         $1.109         $0.833
  Accumulation Unit Value at end of
   period                                 $2.440         $1.714         $1.485         $1.489         $1.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,167          5,014          6,554          7,635          9,122
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.677         $1.456         $1.463         $1.092         $0.822
  Accumulation Unit Value at end of
   period                                 $2.384         $1.677         $1.456         $1.463         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                430            648            751            970          1,226
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.677         $1.456         $1.463         $1.092         $0.822
  Accumulation Unit Value at end of
   period                                 $2.384         $1.677         $1.456         $1.463         $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                430            648            751            970          1,226
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.659         $1.441         $1.450         $1.083         $0.816
  Accumulation Unit Value at end of
   period                                 $2.355         $1.659         $1.441         $1.450         $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,846          2,569          3,522          4,468          5,539

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.572             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.889             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.572             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.887             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.571             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.882             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             --             --             --             --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.403         $1.336         $1.223         $1.078
  Accumulation Unit Value at end of
   period                                 $0.833         $1.354         $1.403         $1.336         $1.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,662         13,621         15,889         21,118         18,790
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.390         $1.326         $1.217         $1.074
  Accumulation Unit Value at end of
   period                                 $0.822         $1.339         $1.390         $1.326         $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,542          1,779          1,852          1,957          1,552
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.390         $1.326         $1.217         $1.099
  Accumulation Unit Value at end of
   period                                 $0.822         $1.339         $1.390         $1.326         $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,542          1,779          1,852          1,957          1,552
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.331         $1.383         $1.320         $1.213         $1.072
  Accumulation Unit Value at end of
   period                                 $0.816         $1.331         $1.383         $1.320         $1.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,072         10,912         14,076         17,251         16,477

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.651         $1.435         $1.444         $1.080         $0.814
  Accumulation Unit Value at end of
   period                                 $2.343         $1.651         $1.435         $1.444         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,383          4,365          5,774          7,506          9,704
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.645         $1.431         $1.441         $1.077         $0.813
  Accumulation Unit Value at end of
   period                                 $2.333         $1.645         $1.431         $1.441         $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.415         $1.426         $1.068         $0.806
  Accumulation Unit Value at end of
   period                                 $2.303         $1.625         $1.415         $1.426         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,610          5,972          8,475          9,534         12,226
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.625         $1.415         $1.426         $1.068         $0.806
  Accumulation Unit Value at end of
   period                                 $2.303         $1.625         $1.415         $1.426         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,610          5,972          8,475          9,534         12,226
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.617         $1.408         $1.420         $1.064         $0.804
  Accumulation Unit Value at end of
   period                                 $2.290         $1.617         $1.408         $1.420         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             81             98            156            335
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.599         $1.395         $1.408         $1.055         $0.798
  Accumulation Unit Value at end of
   period                                 $2.263         $1.599         $1.395         $1.408         $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                320            394            515            746            846
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.592         $1.389         $1.402         $1.052         $0.796
  Accumulation Unit Value at end of
   period                                 $2.251         $1.592         $1.389         $1.402         $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,105          3,002          3,286          2,299          1,088
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.584         $1.383         $1.397         $1.049         $0.794
  Accumulation Unit Value at end of
   period                                 $2.240         $1.584         $1.383         $1.397         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,068          3,437          3,877          3,668          2,940
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.577         $1.378         $1.393         $1.046         $0.792
  Accumulation Unit Value at end of
   period                                 $2.229         $1.577         $1.378         $1.393         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                435            597            877          1,209          1,471
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.073        $18.432        $18.661        $14.033        $10.643
  Accumulation Unit Value at end of
   period                                $29.728        $21.073        $18.432        $18.661        $14.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              4              4              4             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.328         $1.381         $1.319         $1.212         $1.072
  Accumulation Unit Value at end of
   period                                 $0.814         $1.328         $1.381         $1.319         $1.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,433         17,330         25,143         42,784         38,584
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.326         $1.380         $1.319         $1.213         $1.095
  Accumulation Unit Value at end of
   period                                 $0.813         $1.326         $1.380         $1.319         $1.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.317         $1.371         $1.312         $1.208         $1.091
  Accumulation Unit Value at end of
   period                                 $0.806         $1.317         $1.371         $1.312         $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,619         14,063         15,759         19,431         13,575
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.317         $1.371         $1.312         $1.208         $1.131
  Accumulation Unit Value at end of
   period                                 $0.806         $1.317         $1.371         $1.312         $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,619         14,063         15,759         19,431         13,575
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.313         $1.368         $1.310         $1.206         $1.069
  Accumulation Unit Value at end of
   period                                 $0.804         $1.313         $1.368         $1.310         $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            569            897          1,083          1,016
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.306         $1.362         $1.305         $1.203         $1.067
  Accumulation Unit Value at end of
   period                                 $0.798         $1.306         $1.362         $1.305         $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                986          1,083          1,085          1,160            936
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.359         $1.303         $1.202         $1.128
  Accumulation Unit Value at end of
   period                                 $0.796         $1.303         $1.359         $1.303         $1.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                719            940          1,053          1,061          1,064
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.297         $1.355         $1.300         $1.201         $1.128
  Accumulation Unit Value at end of
   period                                 $0.792         $1.297         $1.355         $1.300         $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,532          1,760          2,086          2,305          1,858
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.987        $18.375        $18.622        $14.018        $10.642
  Accumulation Unit Value at end of
   period                                $29.577        $20.987        $18.375        $18.622        $14.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             12             13              8              3
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.960         $0.854         $0.878         $0.778         $0.559
  Accumulation Unit Value at end of
   period                                 $1.249         $0.960         $0.854         $0.878         $0.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,633         15,866         21,370         28,253         36,076
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.938         $0.835         $0.861         $0.764         $0.550
  Accumulation Unit Value at end of
   period                                 $1.217         $0.938         $0.835         $0.861         $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,292          3,161          3,568          4,188          5,259
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.938         $0.835         $0.861         $0.764         $0.550
  Accumulation Unit Value at end of
   period                                 $1.217         $0.938         $0.835         $0.861         $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,292          3,161          3,568          4,188          5,259
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.924         $0.824         $0.850         $0.756         $0.545
  Accumulation Unit Value at end of
   period                                 $1.198         $0.924         $0.824         $0.850         $0.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                623            668          1,085          1,286          1,469
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.920         $0.821         $0.847         $0.753         $0.543
  Accumulation Unit Value at end of
   period                                 $1.192         $0.920         $0.821         $0.847         $0.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,809          6,603          9,760         13,760         20,142
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.069         $0.955         $0.986         $0.877         $0.633
  Accumulation Unit Value at end of
   period                                 $1.385         $1.069         $0.955         $0.986         $0.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.905         $0.809         $0.836         $0.745         $0.538
  Accumulation Unit Value at end of
   period                                 $1.171         $0.905         $0.809         $0.836         $0.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,023         11,287         16,973         22,453         29,466
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.905         $0.809         $0.836         $0.745         $0.538
  Accumulation Unit Value at end of
   period                                 $1.171         $0.905         $0.809         $0.836         $0.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,023         11,287         16,973         22,453         29,466
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.901         $0.805         $0.833         $0.742         $0.536
  Accumulation Unit Value at end of
   period                                 $1.165         $0.901         $0.805         $0.833         $0.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222            261            356            457            600

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.000         $0.960         $0.852         $0.791         $0.772
  Accumulation Unit Value at end of
   period                                 $0.559         $1.000         $0.960         $0.852         $0.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             45,492         58,124         67,499         74,657         79,386
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.986         $0.949         $0.844         $0.784         $0.767
  Accumulation Unit Value at end of
   period                                 $0.550         $0.986         $0.949         $0.844         $0.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,621          8,180          8,962          9,505          9,682
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.986         $0.949         $0.844         $0.784         $0.738
  Accumulation Unit Value at end of
   period                                 $0.550         $0.986         $0.949         $0.844         $0.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,621          8,180          8,962          9,505          9,682
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.977         $0.941         $0.838         $0.779         $0.763
  Accumulation Unit Value at end of
   period                                 $0.545         $0.977         $0.941         $0.838         $0.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,805          2,400          2,577          2,840          2,471
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.975         $0.940         $0.836         $0.779         $0.763
  Accumulation Unit Value at end of
   period                                 $0.543         $0.975         $0.940         $0.836         $0.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,867         36,304         44,741         48,810         52,397
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.136         $1.096         $0.976         $0.909         $0.856
  Accumulation Unit Value at end of
   period                                 $0.633         $1.136         $1.096         $0.976         $0.909
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.967         $0.933         $0.832         $0.776         $0.730
  Accumulation Unit Value at end of
   period                                 $0.538         $0.967         $0.933         $0.832         $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             33,966         34,667         36,809         39,868         30,065
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.967         $0.933         $0.832         $0.776         $0.764
  Accumulation Unit Value at end of
   period                                 $0.538         $0.967         $0.933         $0.832         $0.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             33,966         34,667         36,809         39,868         30,065
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.964         $0.931         $0.831         $0.775         $0.761
  Accumulation Unit Value at end of
   period                                 $0.536         $0.964         $0.931         $0.831         $0.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                809          1,308          1,676          2,310          2,627

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.891         $0.798         $0.826         $0.736         $0.533
  Accumulation Unit Value at end of
   period                                 $1.151         $0.891         $0.798         $0.826         $0.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                445            660            835          1,447          1,682
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.887         $0.794         $0.822         $0.734         $0.531
  Accumulation Unit Value at end of
   period                                 $1.145         $0.887         $0.794         $0.822         $0.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                522            730            858            985          1,204
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.217        $15.426        $15.983        $14.268        $10.331
  Accumulation Unit Value at end of
   period                                $22.220        $17.217        $15.426        $15.983        $14.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            283            320            239             97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.944         $0.846         $0.877         $0.783         $0.567
  Accumulation Unit Value at end of
   period                                 $1.217         $0.944         $0.846         $0.877         $0.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,753          2,135          2,958          3,601          4,113
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.077        $15.330        $15.917        $14.237        $10.329
  Accumulation Unit Value at end of
   period                                $21.994        $17.077        $15.330        $15.917        $14.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              3              4              4              3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.007        $15.283        $15.883        $14.221        $10.328
  Accumulation Unit Value at end of
   period                                $21.883        $17.007        $15.283        $15.883        $14.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             15             16             12              3
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.775         $1.679         $1.596         $1.510         $1.335
  Accumulation Unit Value at end of
   period                                 $1.721         $1.775         $1.679         $1.596         $1.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,115         14,850         17,892         22,987         27,657
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.643         $1.565         $1.483         $1.314
  Accumulation Unit Value at end of
   period                                 $1.677         $1.733         $1.643         $1.565         $1.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,304          1,708          1,834          2,290          2,788
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.733         $1.643         $1.565         $1.483         $1.314
  Accumulation Unit Value at end of
   period                                 $1.677         $1.733         $1.643         $1.565         $1.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,304          1,708          1,834          2,290          2,788
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.708         $1.621         $1.545         $1.467         $1.301
  Accumulation Unit Value at end of
   period                                 $1.651         $1.708         $1.621         $1.545         $1.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                906          1,313          1,577          1,369          1,358

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.959         $0.927         $0.828         $0.773         $0.760
  Accumulation Unit Value at end of
   period                                 $0.533         $0.959         $0.927         $0.828         $0.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,876          2,357          2,416          2,496          2,294
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.956         $0.925         $0.826         $0.772         $0.762
  Accumulation Unit Value at end of
   period                                 $0.531         $0.956         $0.925         $0.826         $0.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,277          1,140          1,040          1,210          1,267
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.023         $0.990         $0.886         $0.828         $0.818
  Accumulation Unit Value at end of
   period                                 $0.567         $1.023         $0.990         $0.886         $0.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,409          5,249          5,629          5,918          5,095
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.470         $1.429         $1.387         $1.377         $1.339
  Accumulation Unit Value at end of
   period                                 $1.335         $1.470         $1.429         $1.387         $1.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             32,136         40,654         41,467         40,901         39,937
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.450         $1.412         $1.373         $1.366         $1.331
  Accumulation Unit Value at end of
   period                                 $1.314         $1.450         $1.412         $1.373         $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,884          3,885          4,170          4,287          3,753
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.450         $1.412         $1.373         $1.366         $1.361
  Accumulation Unit Value at end of
   period                                 $1.314         $1.450         $1.412         $1.373         $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,884          3,885          4,170          4,287          3,753
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.437         $1.400         $1.363         $1.357         $1.324
  Accumulation Unit Value at end of
   period                                 $1.301         $1.437         $1.400         $1.363         $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                971          1,267          1,250          1,328            961

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.700         $1.614         $1.540         $1.462         $1.297
  Accumulation Unit Value at end of
   period                                 $1.642         $1.700         $1.614         $1.540         $1.462
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,513         11,443         15,771         20,841         27,037
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.714         $1.628         $1.554         $1.476         $1.310
  Accumulation Unit Value at end of
   period                                 $1.655         $1.714         $1.628         $1.554         $1.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.674         $1.591         $1.520         $1.445         $1.285
  Accumulation Unit Value at end of
   period                                 $1.614         $1.674         $1.591         $1.520         $1.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,657         16,750         20,516         26,365         29,843
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.674         $1.591         $1.520         $1.445         $1.285
  Accumulation Unit Value at end of
   period                                 $1.614         $1.674         $1.591         $1.520         $1.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,657         16,750         20,516         26,365         29,843
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.665         $1.584         $1.514         $1.440         $1.281
  Accumulation Unit Value at end of
   period                                 $1.605         $1.665         $1.584         $1.514         $1.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            501            463            535            760
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.647         $1.568         $1.501         $1.429         $1.272
  Accumulation Unit Value at end of
   period                                 $1.586         $1.647         $1.568         $1.501         $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                694            884          1,455          1,942          2,707
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.639         $1.561         $1.495         $1.424         $1.268
  Accumulation Unit Value at end of
   period                                 $1.578         $1.639         $1.561         $1.495         $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                572            704            731            964          1,137
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.229        $12.607        $12.076        $11.510        $10.256
  Accumulation Unit Value at end of
   period                                $12.727        $13.229        $12.607        $12.076        $11.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                829          1,066          1,071            873            351
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.447         $1.380         $1.323         $1.261         $1.124
  Accumulation Unit Value at end of
   period                                 $1.392         $1.447         $1.380         $1.323         $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,838          2,569          3,045          3,555          3,751
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.121        $12.529        $12.025        $11.485        $10.254
  Accumulation Unit Value at end of
   period                                $12.598        $13.121        $12.529        $12.025        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              6              4              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.433         $1.398         $1.361         $1.356         $1.323
  Accumulation Unit Value at end of
   period                                 $1.297         $1.433         $1.398         $1.361         $1.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,230         38,626         43,530         44,223         44,372
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.449         $1.413         $1.377         $1.373         $1.368
  Accumulation Unit Value at end of
   period                                 $1.310         $1.449         $1.413         $1.377         $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.422         $1.388         $1.354         $1.351         $1.347
  Accumulation Unit Value at end of
   period                                 $1.285         $1.422         $1.388         $1.354         $1.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,497         30,848         28,169         27,811         19,753
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.422         $1.388         $1.354         $1.351         $1.329
  Accumulation Unit Value at end of
   period                                 $1.285         $1.422         $1.388         $1.354         $1.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             30,497         30,848         28,169         27,811         19,753
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.385         $1.352         $1.350         $1.319
  Accumulation Unit Value at end of
   period                                 $1.281         $1.418         $1.385         $1.352         $1.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                813          1,211          1,392          1,458          1,407
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.410         $1.379         $1.347         $1.346         $1.317
  Accumulation Unit Value at end of
   period                                 $1.272         $1.410         $1.379         $1.347         $1.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,729          2,165          1,767          1,635          1,683
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.406         $1.376         $1.345         $1.345         $1.325
  Accumulation Unit Value at end of
   period                                 $1.268         $1.406         $1.376         $1.345         $1.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,166          1,422          1,181          1,059          1,081
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.248         $1.222         $1.196         $1.197         $1.181
  Accumulation Unit Value at end of
   period                                 $1.124         $1.248         $1.222         $1.196         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,866          4,025          4,047          4,095          2,954
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.068        $12.491        $12.000        $11.472        $10.253
  Accumulation Unit Value at end of
   period                                $12.534        $13.068        $12.491        $12.000        $11.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68            109            190            163             99
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.179         $1.144         $1.121         $1.103
  Accumulation Unit Value at end of
   period                                 $1.162         $1.202         $1.179         $1.144         $1.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,412         18,580         21,661         26,487         32,236
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.177         $1.157         $1.124         $1.104         $1.088
  Accumulation Unit Value at end of
   period                                 $1.135         $1.177         $1.157         $1.124         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,200          2,079          2,227          2,658          3,372
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.177         $1.157         $1.124         $1.104         $1.088
  Accumulation Unit Value at end of
   period                                 $1.135         $1.177         $1.157         $1.124         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,200          2,079          2,227          2,658          3,372
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.164         $1.145         $1.114         $1.095         $1.081
  Accumulation Unit Value at end of
   period                                 $1.121         $1.164         $1.145         $1.114         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,274          7,237          8,382         11,363         15,452
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.158         $1.140         $1.110         $1.091         $1.077
  Accumulation Unit Value at end of
   period                                 $1.115         $1.158         $1.140         $1.110         $1.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,230         16,977         21,908         29,421         41,231
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.159         $1.141         $1.111         $1.093         $1.080
  Accumulation Unit Value at end of
   period                                 $1.115         $1.159         $1.141         $1.111         $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.140         $1.124         $1.096         $1.079         $1.067
  Accumulation Unit Value at end of
   period                                 $1.096         $1.140         $1.124         $1.096         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,104         17,794         21,784         28,699         35,027
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.140         $1.124         $1.096         $1.079         $1.067
  Accumulation Unit Value at end of
   period                                 $1.096         $1.140         $1.124         $1.096         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,104         17,794         21,784         28,699         35,027
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.134         $1.119         $1.091         $1.075         $1.064
  Accumulation Unit Value at end of
   period                                 $1.090         $1.134         $1.119         $1.091         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            594            680            900          1,338

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.129         $1.100         $1.076         $1.078         $1.074
  Accumulation Unit Value at end of
   period                                 $1.103         $1.129         $1.100         $1.076         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             42,486         28,795         28,728         37,908         39,572
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.116         $1.090         $1.068         $1.072         $1.070
  Accumulation Unit Value at end of
   period                                 $1.088         $1.116         $1.090         $1.068         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,497          3,001          2,914          3,117          3,571
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.116         $1.090         $1.068         $1.072         $1.077
  Accumulation Unit Value at end of
   period                                 $1.088         $1.116         $1.090         $1.068         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,497          3,001          2,914          3,117          3,571
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.109         $1.084         $1.064         $1.069         $1.068
  Accumulation Unit Value at end of
   period                                 $1.081         $1.109         $1.084         $1.064         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,033         20,469         22,223         23,375         21,622
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.082         $1.062         $1.068         $1.068
  Accumulation Unit Value at end of
   period                                 $1.077         $1.107         $1.082         $1.062         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             54,798         46,273         55,260         70,946         75,068
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.110         $1.086         $1.066         $1.072         $1.078
  Accumulation Unit Value at end of
   period                                 $1.080         $1.110         $1.086         $1.066         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.075         $1.057         $1.064         $1.069
  Accumulation Unit Value at end of
   period                                 $1.067         $1.098         $1.075         $1.057         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             38,321         26,068         19,429         21,471         15,805
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.098         $1.075         $1.057         $1.064         $1.069
  Accumulation Unit Value at end of
   period                                 $1.067         $1.098         $1.075         $1.057         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             38,321         26,068         19,429         21,471         15,805
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.095         $1.073         $1.055         $1.063         $1.065
  Accumulation Unit Value at end of
   period                                 $1.064         $1.095         $1.073         $1.055         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,929          1,732          2,023          2,355          2,555

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.122         $1.108         $1.082         $1.067         $1.057
  Accumulation Unit Value at end of
   period                                 $1.077         $1.122         $1.108         $1.082         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                556          1,116          1,328          1,716          1,964
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.117         $1.103         $1.077         $1.063         $1.054
  Accumulation Unit Value at end of
   period                                 $1.072         $1.117         $1.103         $1.077         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,466          8,716          6,090          5,187          3,346
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.112         $1.099         $1.074         $1.060         $1.051
  Accumulation Unit Value at end of
   period                                 $1.066         $1.112         $1.099         $1.074         $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,382          8,959          7,672          7,806          4,452
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.107         $1.094         $1.070         $1.057         $1.048
  Accumulation Unit Value at end of
   period                                 $1.061         $1.107         $1.094         $1.070         $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                834          1,235          1,322          1,860          1,962
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.521        $10.418        $10.201        $10.092        $10.024
  Accumulation Unit Value at end of
   period                                $10.069        $10.521        $10.418        $10.201        $10.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             21             14             13              7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.478        $10.386        $10.179        $10.081        $10.023
  Accumulation Unit Value at end of
   period                                $10.017        $10.478        $10.386        $10.179        $10.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             41             49             48             15
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.058         $1.073         $1.089         $1.105         $1.121
  Accumulation Unit Value at end of
   period                                 $1.042         $1.058         $1.073         $1.089         $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,701         12,747         15,740         17,856         26,583
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.033         $1.050         $1.068         $1.085         $1.103
  Accumulation Unit Value at end of
   period                                 $1.015         $1.033         $1.050         $1.068         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                986          1,219            850          1,650          1,745
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.033         $1.050         $1.068         $1.085         $1.103
  Accumulation Unit Value at end of
   period                                 $1.015         $1.033         $1.050         $1.068         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                986          1,219            850          1,650          1,745
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.018         $1.036         $1.055         $1.073         $1.092
  Accumulation Unit Value at end of
   period                                 $1.000         $1.018         $1.036         $1.055         $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                375            736            782          1,106          1,768

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.089         $1.068         $1.051         $1.060         $1.063
  Accumulation Unit Value at end of
   period                                 $1.057         $1.089         $1.068         $1.051         $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,919          1,442            795            813            747
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.086         $1.066         $1.050         $1.059         $1.066
  Accumulation Unit Value at end of
   period                                 $1.054         $1.086         $1.066         $1.050         $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,148          1,783          1,673          2,465          2,927
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.082         $1.063         $1.047         $1.058         $1.066
  Accumulation Unit Value at end of
   period                                 $1.048         $1.082         $1.063         $1.047         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,956          1,895          1,798          1,861          1,426
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD ULTRASHORT BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.116         $1.082         $1.051         $1.039         $1.047
  Accumulation Unit Value at end of
   period                                 $1.121         $1.116         $1.082         $1.051         $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,695         28,109         23,716         20,708         22,517
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.101         $1.069         $1.040         $1.031         $1.041
  Accumulation Unit Value at end of
   period                                 $1.103         $1.101         $1.069         $1.040         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,576          2,252          2,246          2,020          1,541
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.101         $1.069         $1.040         $1.031         $1.032
  Accumulation Unit Value at end of
   period                                 $1.103         $1.101         $1.069         $1.040         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,576          2,252          2,246          2,020          1,541
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.090         $1.060         $1.033         $1.025         $1.035
  Accumulation Unit Value at end of
   period                                 $1.092         $1.090         $1.060         $1.033         $1.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,098            493          1,118            457            355

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2013           2012           2011           2010           2009
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.013         $1.032         $1.051         $1.070         $1.088
  Accumulation Unit Value at end of
   period                                 $0.994         $1.013         $1.032         $1.051         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,358          6,585         10,234         15,533         23,756
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.075         $1.095         $1.116         $1.136         $1.157
  Accumulation Unit Value at end of
   period                                 $1.054         $1.075         $1.095         $1.116         $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $0.998         $1.017         $1.037         $1.058         $1.078
  Accumulation Unit Value at end of
   period                                 $0.977         $0.998         $1.017         $1.037         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,685          9,603         13,596         14,608         22,634
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.998         $1.017         $1.037         $1.058         $1.078
  Accumulation Unit Value at end of
   period                                 $0.977         $0.998         $1.017         $1.037         $1.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,685          9,603         13,596         14,608         22,634
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.992         $1.013         $1.033         $1.054         $1.075
  Accumulation Unit Value at end of
   period                                 $0.972         $0.992         $1.013         $1.033         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             41            154             73            846
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.982         $1.003         $1.024         $1.046         $1.067
  Accumulation Unit Value at end of
   period                                 $0.961         $0.982         $1.003         $1.024         $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143            253            531            612          1,286
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.977         $0.998         $1.020         $1.042         $1.064
  Accumulation Unit Value at end of
   period                                 $0.955         $0.977         $0.998         $1.020         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86            116            260            404            410
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.145         $9.348         $9.556         $9.769         $9.981
  Accumulation Unit Value at end of
   period                                 $8.937         $9.145         $9.348         $9.556         $9.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                220            318            498            391            218
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.920         $0.941         $0.963         $0.985         $1.007
  Accumulation Unit Value at end of
   period                                 $0.899         $0.920         $0.941         $0.963         $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                532            769          1,602          1,333          2,617
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.070         $9.291         $9.516         $9.748         $9.979
  Accumulation Unit Value at end of
   period                                 $8.846         $9.070         $9.291         $9.516         $9.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21              3              3              2             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.058         $1.031         $1.024         $1.035
  Accumulation Unit Value at end of
   period                                 $1.088         $1.088         $1.058         $1.031         $1.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             37,299         30,785         21,519         13,986         18,029
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.157         $1.126         $1.098         $1.090         $1.091
  Accumulation Unit Value at end of
   period                                 $1.157         $1.157         $1.126         $1.098         $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.051         $1.026         $1.020         $1.021
  Accumulation Unit Value at end of
   period                                 $1.078         $1.079         $1.051         $1.026         $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,940         10,975          7,505          6,974          4,529
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.051         $1.026         $1.020         $1.032
  Accumulation Unit Value at end of
   period                                 $1.078         $1.079         $1.051         $1.026         $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             34,940         10,975          7,505          6,974          4,529
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.049         $1.024         $1.019         $1.032
  Accumulation Unit Value at end of
   period                                 $1.075         $1.076         $1.049         $1.024         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                893            639            863            895          1,004
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.070         $1.044         $1.021         $1.016         $1.030
  Accumulation Unit Value at end of
   period                                 $1.067         $1.070         $1.044         $1.021         $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,510            852            510            208            346
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.067         $1.042         $1.019         $1.015         $1.028
  Accumulation Unit Value at end of
   period                                 $1.064         $1.067         $1.042         $1.019         $1.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,197            764            646            797            965
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.011         $0.987         $0.967         $0.964         $0.978
  Accumulation Unit Value at end of
   period                                 $1.007         $1.011         $0.987         $0.967         $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,802          1,600            827            903            527
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2013          2012          2011          2010          2009
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.033        $9.262        $9.497        $9.737        $9.978
  Accumulation Unit Value at end of
   period                                 $8.802        $9.033        $9.262        $9.497        $9.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11            39            33            44            98
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.412        $1.228        $1.274        $1.130        $0.924
  Accumulation Unit Value at end of
   period                                 $1.832        $1.412        $1.228        $1.274        $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,384        11,608        14,026        17,411         9,372
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.380        $1.202        $1.249        $1.111        $0.910
  Accumulation Unit Value at end of
   period                                 $1.787        $1.380        $1.202        $1.249        $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,268         1,658         1,997         2,339         1,667
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.380        $1.202        $1.249        $1.111        $0.910
  Accumulation Unit Value at end of
   period                                 $1.787        $1.380        $1.202        $1.249        $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,268         1,658         1,997         2,339         1,667
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.362        $1.188        $1.236        $1.100        $0.902
  Accumulation Unit Value at end of
   period                                 $1.762        $1.362        $1.188        $1.236        $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,024         3,926         4,993         6,730         3,807
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.356        $1.183        $1.231        $1.096        $0.900
  Accumulation Unit Value at end of
   period                                 $1.753        $1.356        $1.183        $1.231        $1.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,194         8,811        12,124        17,141        10,483
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.358        $1.186        $1.235        $1.100        $0.903
  Accumulation Unit Value at end of
   period                                 $1.755        $1.358        $1.186        $1.235        $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.335        $1.166        $1.216        $1.084        $0.891
  Accumulation Unit Value at end of
   period                                 $1.723        $1.335        $1.166        $1.216        $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,316         8,028        10,392        15,431         7,086
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.335        $1.166        $1.216        $1.084        $0.891
  Accumulation Unit Value at end of
   period                                 $1.723        $1.335        $1.166        $1.216        $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,316         8,028        10,392        15,431         7,086
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.328        $1.161        $1.211        $1.080        $0.888
  Accumulation Unit Value at end of
   period                                 $1.713        $1.328        $1.161        $1.211        $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                270           311           427           611           422

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                               2008          2007          2006          2005          2004
--------------------------------------  ----------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.425        $1.330        $1.110        $1.045        $0.960
  Accumulation Unit Value at end of
   period                                 $0.924        $1.425        $1.330        $1.110        $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,975        16,547        19,703        21,272        23,226
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.406        $1.315        $1.100        $1.037        $0.955
  Accumulation Unit Value at end of
   period                                 $0.910        $1.406        $1.315        $1.100        $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,453         2,912         3,830         4,566         5,024
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.406        $1.315        $1.100        $1.037        $0.967
  Accumulation Unit Value at end of
   period                                 $0.910        $1.406        $1.315        $1.100        $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,453         2,912         3,830         4,566         5,024
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.395        $1.306        $1.094        $1.032        $0.951
  Accumulation Unit Value at end of
   period                                 $0.902        $1.395        $1.306        $1.094        $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,809         8,066         9,908         9,195         8,742
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.392        $1.304        $1.092        $1.031        $0.951
  Accumulation Unit Value at end of
   period                                 $0.900        $1.392        $1.304        $1.092        $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,727        21,153        29,346        34,018        35,037
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.398        $1.310        $1.098        $1.037        $0.968
  Accumulation Unit Value at end of
   period                                 $0.903        $1.398        $1.310        $1.098        $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $1.381        $1.295        $1.087        $1.027        $0.959
  Accumulation Unit Value at end of
   period                                 $0.891        $1.381        $1.295        $1.087        $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,906         7,251         7,234         6,652         5,192
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.381        $1.295        $1.087        $1.027        $0.954
  Accumulation Unit Value at end of
   period                                 $0.891        $1.381        $1.295        $1.087        $1.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,906         7,251         7,234         6,652         5,192
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.377        $1.292        $1.085        $1.026        $0.948
  Accumulation Unit Value at end of
   period                                 $0.888        $1.377        $1.292        $1.085        $1.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                591           822           919         1,025         1,150

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2013          2012          2011          2010          2009
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.314        $1.149        $1.200        $1.072        $0.882
  Accumulation Unit Value at end of
   period                                 $1.693        $1.314        $1.149        $1.200        $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                629           925         1,336         1,577         1,226
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.307        $1.145        $1.196        $1.068        $0.880
  Accumulation Unit Value at end of
   period                                 $1.684        $1.307        $1.145        $1.196        $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,504         2,328         2,650         2,930           969
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.301        $1.140        $1.192        $1.065        $0.877
  Accumulation Unit Value at end of
   period                                 $1.676        $1.301        $1.140        $1.192        $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,050         4,415         5,023         5,482         1,080
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.295        $1.135        $1.187        $1.062        $0.875
  Accumulation Unit Value at end of
   period                                 $1.667        $1.295        $1.135        $1.187        $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                477           592           919         1,070           579
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.161       $13.308       $13.938       $12.481       $10.305
  Accumulation Unit Value at end of
   period                                $19.486       $15.161       $13.308       $13.938       $12.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             7             5             4             3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.099       $13.267       $13.909       $12.468       $10.304
  Accumulation Unit Value at end of
   period                                $19.387       $15.099       $13.267       $13.909       $12.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16            17            10            11             1
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.982            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.917            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                162            --            --            --            --
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.980            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.905            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7            --            --            --            --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.980            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.905            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.979            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.899            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                               2008          2007          2006          2005          2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.369        $1.286        $1.081        $1.023        $0.946
  Accumulation Unit Value at end of
   period                                 $0.882        $1.369        $1.286        $1.081        $1.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,459           908           575           460           569
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.366        $1.284        $1.079        $1.023        $0.951
  Accumulation Unit Value at end of
   period                                 $0.880        $1.366        $1.284        $1.079        $1.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                780           760           726           758           666
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.361        $1.280        $1.077        $1.021        $0.951
  Accumulation Unit Value at end of
   period                                 $0.875        $1.361        $1.280        $1.077        $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                762           680           801           596           430
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
INVESCO V.I. MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV 70 DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2013          2012          2011          2010          2009
------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.978            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.896            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63            --            --            --            --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.977            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.894            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                              $9.976            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.888            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29            --            --            --            --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.976            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.888            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29            --            --            --            --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.976            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.885            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.974            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.879            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.974            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.876            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.973            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.873            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                122            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.972            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.870            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1            --            --            --            --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.971            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.862            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                               2008          2007          2006          2005          2004
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --
 WITH MAV70 DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------


                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2013          2012          2011          2010          2009
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.969            --            --            --            --
  Accumulation Unit Value at end of
   period                                 $9.856            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                               2008          2007          2006          2005          2004
--------------------------------------  --------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --            --            --            --            --(a)
  Accumulation Unit Value at end of
   period                                     --            --            --            --            --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --            --            --            --            --



(a)  Inception date July 15, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     WELLS FARGO
                                              INVESCO V.I.           ADVANTAGE VT
                                                  MONEY                 OMEGA
                                               MARKET FUND           GROWTH FUND
                                             SUB-ACCOUNT (1)         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              33,630,634               231,336
                                               ===========            ==========
  Cost                                         $33,630,634            $4,797,139
                                               ===========            ==========
  Market value                                 $33,630,634            $7,468,211
 Due from Sponsor Company                           86,188                    --
 Receivable from fund shares sold                       --                   368
 Other assets                                           --                    --
                                               -----------            ----------
 Total assets                                   33,716,822             7,468,579
                                               -----------            ----------
LIABILITIES:
 Due to Sponsor Company                                 --                   368
 Payable for fund shares purchased                  86,188                    --
 Other liabilities                                       1                    --
                                               -----------            ----------
 Total liabilities                                  86,189                   368
                                               -----------            ----------
NET ASSETS:
 For contract liabilities                      $33,630,633            $7,468,211
                                               ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   3,378,119             1,179,880
 Minimum unit fair value #*                      $9.852873             $1.212949
 Maximum unit fair value #*                      $9.954980            $26.134227
 Contract liability                            $33,470,679            $7,387,990
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      16,102                13,181
 Minimum unit fair value #*                      $9.916921             $1.342585
 Maximum unit fair value #*                      $9.934467            $19.334079
 Contract liability                               $159,954               $80,221

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Funded as of July 15, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                   HARTFORD       HARTFORD
                                    HARTFORD        TOTAL         CAPITAL
                                    BALANCED     RETURN BOND    APPRECIATION
                                    HLS FUND       HLS FUND       HLS FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   60,258,525    63,429,640      40,826,431
                                 ==============  ============  ==============
  Cost                           $1,165,282,406  $709,923,801  $1,551,427,836
                                 ==============  ============  ==============
  Market value                   $1,516,791,642  $718,141,402  $2,431,183,421
 Due from Sponsor Company                    --            --              --
 Receivable from fund shares
  sold                                1,022,155       370,103       2,239,633
 Other assets                                26            17              --
                                 --------------  ------------  --------------
 Total assets                     1,517,813,823   718,511,522   2,433,423,054
                                 --------------  ------------  --------------
LIABILITIES:
 Due to Sponsor Company               1,022,155       370,103       2,239,633
 Payable for fund shares
  purchased                                  --            --              --
 Other liabilities                           --            --             114
                                 --------------  ------------  --------------
 Total liabilities                    1,022,155       370,103       2,239,747
                                 --------------  ------------  --------------
NET ASSETS:
 For contract liabilities        $1,516,791,668  $718,141,419  $2,431,183,307
                                 ==============  ============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      440,552,217   290,182,623     408,162,755
 Minimum unit fair value #*           $1.297828     $1.384848       $1.874874
 Maximum unit fair value #*          $18.702392    $15.970962      $23.091780
 Contract liability              $1,487,026,771  $710,330,254  $2,406,483,112
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #        5,754,010     2,379,553       2,458,266
 Minimum unit fair value #*           $1.428188     $1.720504       $2.056708
 Maximum unit fair value #*           $7.070250     $4.038884      $19.189820
 Contract liability                 $29,764,897    $7,811,165     $24,700,195

                                    HARTFORD
                                    DIVIDEND           HARTFORD          HARTFORD
                                   AND GROWTH       GLOBAL RESEARCH     HEALTHCARE
                                    HLS FUND           HLS FUND          HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   58,837,000         2,562,253         2,867,825
                                 ==============       ===========       ===========
  Cost                             $993,679,946       $25,000,098       $39,463,121
                                 ==============       ===========       ===========
  Market value                   $1,590,714,146       $34,309,260       $72,947,202
 Due from Sponsor Company                    --                --                --
 Receivable from fund shares
  sold                                  565,783            67,364            68,396
 Other assets                                43                 1                 3
                                 --------------       -----------       -----------
 Total assets                     1,591,279,972        34,376,625        73,015,601
                                 --------------       -----------       -----------
LIABILITIES:
 Due to Sponsor Company                 565,783            67,364            68,396
 Payable for fund shares
  purchased                                  --                --                --
 Other liabilities                           --                --                --
                                 --------------       -----------       -----------
 Total liabilities                      565,783            67,364            68,396
                                 --------------       -----------       -----------
NET ASSETS:
 For contract liabilities        $1,590,714,189       $34,309,261       $72,947,205
                                 ==============       ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      458,624,118         2,624,166        17,972,464
 Minimum unit fair value #*           $1.702063        $12.268491         $3.468542
 Maximum unit fair value #*          $19.804986        $21.393844        $25.385924
 Contract liability              $1,573,584,841       $34,053,880       $72,194,420
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #        3,723,214            19,453           191,129
 Minimum unit fair value #*           $2.204009        $12.892685         $3.838392
 Maximum unit fair value #*           $5.614361        $13.315611         $4.137316
 Contract liability                 $17,129,348          $255,381          $752,785

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                           HARTFORD
                                            HARTFORD     DISCIPLINED
                                          GLOBAL GROWTH     EQUITY
                                            HLS FUND       HLS FUND
                                           SUB-ACCOUNT   SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           7,972,770     13,224,991
                                          ============   ============
  Cost                                    $124,317,247   $159,686,804
                                          ============   ============
  Market value                            $177,587,824   $242,350,432
 Due from Sponsor Company                           --             --
 Receivable from fund shares sold               78,612        255,676
 Other assets                                       --             10
                                          ------------   ------------
 Total assets                              177,666,436    242,606,118
                                          ------------   ------------
LIABILITIES:
 Due to Sponsor Company                         78,612        255,676
 Payable for fund shares purchased                  --             --
 Other liabilities                                   8             --
                                          ------------   ------------
 Total liabilities                              78,620        255,676
                                          ------------   ------------
NET ASSETS:
 For contract liabilities                 $177,587,816   $242,350,442
                                          ============   ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              93,822,524    132,599,162
 Minimum unit fair value #*                  $1.009732      $1.274769
 Maximum unit fair value #*                 $21.137531     $21.573998
 Contract liability                       $176,171,597   $240,328,686
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                 656,322      1,078,004
 Minimum unit fair value #*                  $1.117706      $1.411031
 Maximum unit fair value #*                  $2.582483      $2.055902
 Contract liability                         $1,416,219     $2,021,756

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     HARTFORD
                                       HARTFORD       GROWTH        HARTFORD
                                        GROWTH     OPPORTUNITIES   HIGH YIELD
                                       HLS FUND      HLS FUND       HLS FUND
                                     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      7,580,871     3,868,051     24,685,358
                                     ============  ============   ============
  Cost                                $82,210,361   $95,329,730   $224,625,854
                                     ============  ============   ============
  Market value                       $131,529,081  $155,681,963   $218,336,547
 Due from Sponsor Company                      --            --             --
 Receivable from fund shares sold          73,565        63,230        144,754
 Other assets                                  --            12             --
                                     ------------  ------------   ------------
 Total assets                         131,602,646   155,745,205    218,481,301
                                     ------------  ------------   ------------
LIABILITIES:
 Due to Sponsor Company                    73,565        63,230        144,754
 Payable for fund shares purchased             --            --             --
 Other liabilities                             13            --             11
                                     ------------  ------------   ------------
 Total liabilities                         73,578        63,230        144,765
                                     ------------  ------------   ------------
NET ASSETS:
 For contract liabilities            $131,529,068  $155,681,975   $218,336,536
                                     ============  ============   ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         69,953,084    61,654,389     97,711,710
 Minimum unit fair value #*             $1.678947     $2.136302      $1.794843
 Maximum unit fair value #*            $21.762633    $23.687687     $20.661628
 Contract liability                  $130,851,133  $154,664,125   $216,036,814
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #            351,024       416,262      1,061,830
 Minimum unit fair value #*             $1.847868     $2.351165      $1.986597
 Maximum unit fair value #*             $1.970487     $2.610258      $2.263745
 Contract liability                      $677,935    $1,017,850     $2,299,722

                                                     HARTFORD           HARTFORD
                                       HARTFORD    INTERNATIONAL     SMALL/MID CAP
                                        INDEX      OPPORTUNITIES         EQUITY
                                       HLS FUND      HLS FUND           HLS FUND
                                     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      5,991,693    33,604,287          5,066,478
                                     ============  ============       ============
  Cost                               $141,276,366  $390,662,554        $42,356,983
                                     ============  ============       ============
  Market value                       $230,667,159  $506,821,786        $57,071,139
 Due from Sponsor Company                      --            --                 --
 Receivable from fund shares sold         199,239       323,034             14,255
 Other assets                                  --            --                  1
                                     ------------  ------------       ------------
 Total assets                         230,866,398   507,144,820         57,085,395
                                     ------------  ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   199,239       323,034             14,255
 Payable for fund shares purchased             --            --                 --
 Other liabilities                              5            43                 --
                                     ------------  ------------       ------------
 Total liabilities                        199,244       323,077             14,255
                                     ------------  ------------       ------------
NET ASSETS:
 For contract liabilities            $230,667,154  $506,821,743        $57,071,140
                                     ============  ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         68,184,924   230,795,214          3,627,795
 Minimum unit fair value #*             $1.178641     $1.229793         $14.851658
 Maximum unit fair value #*            $20.445666    $18.358414         $27.008009
 Contract liability                  $226,770,032  $502,550,166        $56,868,389
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #            639,522     1,420,678             12,763
 Minimum unit fair value #*             $1.304628     $1.340916         $15.836781
 Maximum unit fair value #*             $7.353590     $3.333604         $16.258339
 Contract liability                    $3,897,122    $4,271,577           $202,751

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD        HARTFORD
                                              MIDCAP       MIDCAP VALUE
                                             HLS FUND        HLS FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             7,874,185      17,237,588
                                          ==============  ==============
  Cost                                      $124,615,283    $176,882,849
                                          ==============  ==============
  Market value                              $297,965,869    $266,783,673
 Due from Sponsor Company                             --              --
 Receivable from fund shares sold                124,233         212,071
 Other assets                                         --               1
                                          --------------  --------------
 Total assets                                298,090,102     266,995,745
                                          --------------  --------------
LIABILITIES:
 Due to Sponsor Company                          124,233         212,071
 Payable for fund shares purchased                    --              --
 Other liabilities                                    27              --
                                          --------------  --------------
 Total liabilities                               124,260         212,071
                                          --------------  --------------
NET ASSETS:
 For contract liabilities                   $297,965,842    $266,783,674
                                          ==============  ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                48,971,690     100,452,200
 Minimum unit fair value #*                    $2.406235       $2.319034
 Maximum unit fair value #*                   $24.207558      $27.220418
 Contract liability                         $294,096,739    $264,259,755
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   585,434         939,195
 Minimum unit fair value #*                    $2.623746       $2.561229
 Maximum unit fair value #*                    $6.938876       $2.868501
 Contract liability                           $3,869,103      $2,523,919

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                HARTFORD                  HARTFORD                  HARTFORD
                                            ULTRASHORT BOND            SMALL COMPANY            SMALLCAP GROWTH
                                                HLS FUND                  HLS FUND                  HLS FUND
                                            SUB-ACCOUNT (2)             SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               18,529,341                 7,949,771                 4,915,852
                                             ==============            ==============            ==============
  Cost                                         $185,293,095              $111,411,887               $95,704,610
                                             ==============            ==============            ==============
  Market value                                 $185,222,128              $208,255,207              $159,354,870
 Due from Sponsor Company                                --                        --                        --
 Receivable from fund shares sold                   123,746                   295,830                    84,283
 Other assets                                            25                         9                        --
                                             --------------            --------------            --------------
 Total assets                                   185,345,899               208,551,046               159,439,153
                                             --------------            --------------            --------------
LIABILITIES:
 Due to Sponsor Company                             123,746                   295,830                    84,283
 Payable for fund shares purchased                       --                        --                        --
 Other liabilities                                       --                        --                         7
                                             --------------            --------------            --------------
 Total liabilities                                  123,746                   295,830                    84,290
                                             --------------            --------------            --------------
NET ASSETS:
 For contract liabilities                      $185,222,153              $208,255,216              $159,354,863
                                             ==============            ==============            ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  136,025,845                70,350,663                61,326,565
 Minimum unit fair value #*                       $0.894609                 $1.331467                 $2.217374
 Maximum unit fair value #*                       $8.937073                $24.197305                $30.343012
 Contract liability                            $183,391,309              $206,422,846              $158,298,211
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                    1,057,581                   514,841                   414,128
 Minimum unit fair value #*                       $1.041762                 $1.451913                 $2.440417
 Maximum unit fair value #*                       $1.959935                 $4.144359                 $2.698385
 Contract liability                              $1,830,844                $1,832,370                $1,056,652

                                                                HARTFORD
                                           HARTFORD         U.S. GOVERNMENT          HARTFORD
                                            STOCK              SECURITIES             VALUE
                                           HLS FUND             HLS FUND             HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          14,367,652           21,817,393           17,618,880
                                        ==============       ==============       ==============
  Cost                                    $535,741,359         $238,316,432         $179,610,815
                                        ==============       ==============       ==============
  Market value                            $834,255,090         $224,780,069         $271,102,886
 Due from Sponsor Company                           --                   --                   --
 Receivable from fund shares sold              744,778              146,555              189,084
 Other assets                                       --                    2                   21
                                        --------------       --------------       --------------
 Total assets                              834,999,868          224,926,626          271,291,991
                                        --------------       --------------       --------------
LIABILITIES:
 Due to Sponsor Company                        744,778              146,555              189,084
 Payable for fund shares purchased                  --                   --                   --
 Other liabilities                                  15                   --                   --
                                        --------------       --------------       --------------
 Total liabilities                             744,793              146,555              189,084
                                        --------------       --------------       --------------
NET ASSETS:
 For contract liabilities                 $834,255,075         $224,780,071         $271,102,907
                                        ==============       ==============       ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             235,245,456          189,058,376          142,269,549
 Minimum unit fair value #*                  $1.144954            $1.055583            $1.659175
 Maximum unit fair value #*                 $22.446403           $10.280713           $19.882995
 Contract liability                       $821,297,496         $222,565,663         $268,091,944
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #               1,890,591            1,825,439            1,559,442
 Minimum unit fair value #*                  $1.248502            $1.161746            $1.832390
 Maximum unit fair value #*                  $9.024913            $1.290524            $2.051624
 Contract liability                        $12,957,579           $2,214,408           $3,010,963

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  BLACKROCK                 BLACKROCK
                                                    GLOBAL                  LARGE CAP
                                           OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                     77,136                    83,064
                                                 ============              ============
  Cost                                             $1,015,098                  $864,380
                                                 ============              ============
  Market value                                     $1,386,907                $1,181,180
 Due from Sponsor Company                                  --                        --
 Receivable from fund shares sold                          59                        55
 Other assets                                              --                         1
                                                 ------------              ------------
 Total assets                                       1,386,966                 1,181,236
                                                 ------------              ------------
LIABILITIES:
 Due to Sponsor Company                                    59                        55
 Payable for fund shares purchased                         --                        --
 Other liabilities                                         --                        --
                                                 ------------              ------------
 Total liabilities                                         59                        55
                                                 ------------              ------------
NET ASSETS:
 For contract liabilities                          $1,386,907                $1,181,181
                                                 ============              ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        881,682                   765,967
 Minimum unit fair value #*                         $1.428587                 $1.266355
 Maximum unit fair value #*                        $18.494662                $21.668081
 Contract liability                                $1,386,907                $1,181,181
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                             --                        --
 Minimum unit fair value #*                                --                        --
 Maximum unit fair value #*                                --                        --
 Contract liability                                        --                        --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            JENNISON 20/20                         PRUDENTIAL
                                                FOCUS             JENNISON            VALUE
                                              PORTFOLIO          PORTFOLIO          PORTFOLIO
                                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  6,910              4,536             4,039
                                             ============       ============       ===========
  Cost                                            $97,200            $99,058           $65,469
                                             ============       ============       ===========
  Market value                                   $139,163           $164,760           $97,437
 Due from Sponsor Company                              --                 --                --
 Receivable from fund shares sold                       7                  8                 4
 Other assets                                          --                 --                --
                                             ------------       ------------       -----------
 Total assets                                     139,170            164,768            97,441
                                             ------------       ------------       -----------
LIABILITIES:
 Due to Sponsor Company                                 7                  8                 4
 Payable for fund shares purchased                     --                 --                --
 Other liabilities                                      1                  1                --
                                             ------------       ------------       -----------
 Total liabilities                                      8                  9                 4
                                             ------------       ------------       -----------
NET ASSETS:
 For contract liabilities                        $139,162           $164,759           $97,437
                                             ============       ============       ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     46,685            112,597            58,476
 Minimum unit fair value #*                     $1.802036          $0.982739         $1.625821
 Maximum unit fair value #*                    $21.039011         $22.984997         $1.699491
 Contract liability                              $139,162           $164,759           $97,437
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                 --                --
 Minimum unit fair value #*                            --                 --                --
 Maximum unit fair value #*                            --                 --                --
 Contract liability                                    --                 --                --

                                                                    WELLS FARGO             WELLS FARGO
                                             PRUDENTIAL             ADVANTAGE VT            ADVANTAGE VT
                                          SP INTERNATIONAL          INDEX ASSET             TOTAL RETURN
                                          GROWTH PORTFOLIO        ALLOCATION FUND            BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 9,927                 494,220                 690,772
                                             ===========            ============            ============
  Cost                                           $43,656              $5,938,772              $7,228,837
                                             ===========            ============            ============
  Market value                                   $61,651              $7,833,383              $6,969,890
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                      3                     543                   1,341
 Other assets                                         --                       3                       2
                                             -----------            ------------            ------------
 Total assets                                     61,654               7,833,929               6,971,233
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                3                     543                   1,341
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                      --
                                             -----------            ------------            ------------
 Total liabilities                                     3                     543                   1,341
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                        $61,651              $7,833,386              $6,969,892
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    51,825               4,731,166               4,623,614
 Minimum unit fair value #*                    $1.111944               $1.547282               $1.429584
 Maximum unit fair value #*                    $1.187013              $17.416299              $12.354089
 Contract liability                              $59,822              $7,763,073              $6,966,836
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     1,512                  40,306                   1,959
 Minimum unit fair value #*                    $1.209775               $1.705789               $1.560351
 Maximum unit fair value #*                    $1.209775               $1.747754               $1.560351
 Contract liability                               $1,829                 $70,313                  $3,056

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO           WELLS FARGO
                                              ADVANTAGE VT          ADVANTAGE VT
                                               INTRINSIC           INTERNATIONAL
                                               VALUE FUND           EQUITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                313,053             1,022,334
                                               ==========            ==========
  Cost                                         $4,459,633            $4,981,519
                                               ==========            ==========
  Market value                                 $5,907,320            $5,613,354
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                     693                 2,118
 Other assets                                          --                     2
                                               ----------            ----------
 Total assets                                   5,908,013             5,615,474
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               693                 2,118
 Payable for fund shares purchased                     --                    --
 Other liabilities                                      1                    --
                                               ----------            ----------
 Total liabilities                                    694                 2,118
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $5,907,319            $5,613,356
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  3,640,576             2,330,742
 Minimum unit fair value #*                     $1.516779             $1.092122
 Maximum unit fair value #*                     $1.731711            $15.442011
 Contract liability                            $5,830,901            $5,604,384
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     44,749                 7,422
 Minimum unit fair value #*                     $1.672130             $1.208838
 Maximum unit fair value #*                     $1.713304             $1.208838
 Contract liability                               $76,418                $8,972

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO                                 WELLS FARGO
                                              ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP            ADVANTAGE VT           SMALL CAP            ADVANTAGE VT
                                              GROWTH FUND          DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                232,942                21,569               217,168                61,410
                                               ==========            ==========            ==========            ==========
  Cost                                         $1,771,307              $497,808            $1,821,600            $1,033,760
                                               ==========            ==========            ==========            ==========
  Market value                                 $2,620,988              $759,218            $2,327,818            $1,604,435
 Due from Sponsor Company                              --                    --                    --                    --
 Receivable from fund shares sold                     413                    39                   953                   147
 Other assets                                           3                    --                     1                     1
                                               ----------            ----------            ----------            ----------
 Total assets                                   2,621,404               759,257             2,328,772             1,604,583
                                               ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               413                    39                   953                   147
 Payable for fund shares purchased                     --                    --                    --                    --
 Other liabilities                                     --                    --                    --                    --
                                               ----------            ----------            ----------            ----------
 Total liabilities                                    413                    39                   953                   147
                                               ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $2,620,991              $759,218            $2,327,819            $1,604,436
                                               ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    781,019                31,162               164,125                99,163
 Minimum unit fair value #*                     $2.313160            $23.699019            $13.795343            $15.103493
 Maximum unit fair value #*                    $19.186238            $25.933633            $21.245532            $18.526761
 Contract liability                            $2,614,900              $759,218            $2,327,819            $1,602,924
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      1,868                    --                    --                    93
 Minimum unit fair value #*                     $2.524753                    --                    --            $15.515567
 Maximum unit fair value #*                    $19.186238                    --                    --            $18.133468
 Contract liability                                $6,091                    --                    --                $1,512

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                      WELLS FARGO
                                              INVESCO V.I.            ADVANTAGE VT
                                                  MONEY                  OMEGA
                                               MARKET FUND            GROWTH FUND
                                             SUB-ACCOUNT (1)          SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $1,911                 $13,426
                                               -----------            ------------
EXPENSES:
 Mortality and expense risk charges               (144,340)               (131,974)
                                               -----------            ------------
  Total expenses                                  (144,340)               (131,974)
                                               -----------            ------------
  Net investment income (loss)                    (142,429)               (118,548)
                                               -----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                          --                 947,513
 Net realized gain on distributions                     --                 615,134
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                              --                 898,428
                                               -----------            ------------
  Net gain (loss) on investments                        --               2,461,075
                                               -----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $(142,429)             $2,342,527
                                               ===========            ============

(1)  Funded as of July 15, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD             HARTFORD
                                           HARTFORD              TOTAL               CAPITAL
                                           BALANCED           RETURN BOND          APPRECIATION
                                           HLS FUND             HLS FUND             HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $21,533,847          $31,520,332          $19,410,100
                                        --------------       --------------       --------------
EXPENSES:
 Mortality and expense risk charges        (21,374,465)         (12,806,352)         (33,057,318)
                                        --------------       --------------       --------------
  Total expenses                           (21,374,465)         (12,806,352)         (33,057,318)
                                        --------------       --------------       --------------
  Net investment income (loss)                 159,382           18,713,980          (13,647,218)
                                        --------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              57,372,173            7,282,176          145,718,254
 Net realized gain on distributions                 --                   --            6,150,427
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 217,867,505          (53,126,112)         596,986,503
                                        --------------       --------------       --------------
  Net gain (loss) on investments           275,239,678          (45,843,936)         748,855,184
                                        --------------       --------------       --------------
  Net increase (decrease) in net
   assets resulting from operations       $275,399,060         $(27,129,956)        $735,207,966
                                        ==============       ==============       ==============

                                           HARTFORD
                                           DIVIDEND                 HARTFORD           HARTFORD
                                          AND GROWTH            GLOBAL RESEARCH       HEALTHCARE
                                           HLS FUND                 HLS FUND           HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $28,632,072                $471,494            $292,926
                                        --------------            ------------       -------------
EXPENSES:
 Mortality and expense risk charges        (22,627,339)               (517,977)         (1,007,587)
                                        --------------            ------------       -------------
  Total expenses                           (22,627,339)               (517,977)         (1,007,587)
                                        --------------            ------------       -------------
  Net investment income (loss)               6,004,733                 (46,483)           (714,661)
                                        --------------            ------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                             131,582,381               2,051,262           6,947,946
 Net realized gain on distributions         42,128,540                      --           4,330,546
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 234,088,043               5,997,259          16,560,381
                                        --------------            ------------       -------------
  Net gain (loss) on investments           407,798,964               8,048,521          27,838,873
                                        --------------            ------------       -------------
  Net increase (decrease) in net
   assets resulting from operations       $413,803,697              $8,002,038         $27,124,212
                                        ==============            ============       =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                                HARTFORD         DISCIPLINED
                                              GLOBAL GROWTH        EQUITY
                                                HLS FUND          HLS FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,110,712        $1,977,104
                                               -----------       -----------
EXPENSES:
 Mortality and expense risk charges             (2,572,826)       (3,747,501)
                                               -----------       -----------
  Total expenses                                (2,572,826)       (3,747,501)
                                               -----------       -----------
  Net investment income (loss)                  (1,462,114)       (1,770,397)
                                               -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   9,406,747        21,057,157
 Net realized gain on distributions                     --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      42,475,741        50,077,583
                                               -----------       -----------
  Net gain (loss) on investments                51,882,488        71,134,740
                                               -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations                   $50,420,374       $69,364,343
                                               ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                         HARTFORD            GROWTH            HARTFORD
                                          GROWTH          OPPORTUNITIES       HIGH YIELD
                                         HLS FUND           HLS FUND           HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $52,414             $7,821        $17,920,316
                                        -----------        -----------        -----------
EXPENSES:
 Mortality and expense risk charges      (1,994,255)        (2,406,997)        (3,719,841)
                                        -----------        -----------        -----------
  Total expenses                         (1,994,255)        (2,406,997)        (3,719,841)
                                        -----------        -----------        -----------
  Net investment income (loss)           (1,941,841)        (2,399,176)        14,200,475
                                        -----------        -----------        -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                           12,365,814         16,176,982         (1,135,702)
 Net realized gain on distributions              --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               26,219,714         29,281,325         (2,506,870)
                                        -----------        -----------        -----------
  Net gain (loss) on investments         38,585,528         45,458,307         (3,642,572)
                                        -----------        -----------        -----------
  Net increase (decrease) in net
   assets resulting from operations     $36,643,687        $43,059,131        $10,557,903
                                        ===========        ===========        ===========

                                                                 HARTFORD                HARTFORD
                                              HARTFORD         INTERNATIONAL           SMALL/MID CAP
                                                INDEX          OPPORTUNITIES              EQUITY
                                              HLS FUND           HLS FUND                HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,604,789        $10,121,081                $688,474
                                             -----------        -----------             -----------
EXPENSES:
 Mortality and expense risk charges           (3,201,091)        (7,555,703)               (860,787)
                                             -----------        -----------             -----------
  Total expenses                              (3,201,091)        (7,555,703)               (860,787)
                                             -----------        -----------             -----------
  Net investment income (loss)                   403,698          2,565,378                (172,313)
                                             -----------        -----------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                16,360,201         22,855,986               4,895,615
 Net realized gain on distributions                   --                 --               3,638,525
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    42,388,054         64,809,680               7,771,649
                                             -----------        -----------             -----------
  Net gain (loss) on investments              58,748,255         87,665,666              16,305,789
                                             -----------        -----------             -----------
  Net increase (decrease) in net
   assets resulting from operations          $59,151,953        $90,231,044             $16,133,476
                                             ===========        ===========             ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD
                                   MIDCAP           MIDCAP VALUE
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $306,213          $2,905,392
                                -------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                          (3,680,199)         (3,883,101)
                                -------------       -------------
  Total expenses                   (3,680,199)         (3,883,101)
                                -------------       -------------
  Net investment income (loss)     (3,373,986)           (977,709)
                                -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            33,919,345          17,273,010
 Net realized gain on
  distributions                    10,963,035                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      50,208,101          55,512,221
                                -------------       -------------
  Net gain (loss) on
   investments                     95,090,481          72,785,231
                                -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $91,716,495         $71,807,522
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                 HARTFORD
                                   ULTRASHORT BOND           SMALL COMPANY           SMALLCAP GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (2)            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                 $129,126                 $386,778
                                    -------------            -------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                              (3,596,934)              (2,774,091)              (2,463,718)
                                    -------------            -------------            -------------
  Total expenses                       (3,596,934)              (2,774,091)              (2,463,718)
                                    -------------            -------------            -------------
  Net investment income
   (loss)                              (3,596,934)              (2,644,965)              (2,076,940)
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (5,238)              20,647,896               22,124,497
 Net realized gain on
  distributions                                --               14,617,865               17,609,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (71,036)              35,534,389               15,394,501
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                            (76,274)              70,800,150               55,128,113
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,673,208)             $68,155,185              $53,051,173
                                    =============            =============            =============

                                                            HARTFORD
                                  HARTFORD              U.S. GOVERNMENT         HARTFORD
                                   STOCK                   SECURITIES             VALUE
                                  HLS FUND                  HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $14,721,177                $5,737,924          $4,166,026
                               --------------            --------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                         (11,373,480)               (4,212,720)         (4,001,345)
                               --------------            --------------       -------------
  Total expenses                  (11,373,480)               (4,212,720)         (4,001,345)
                               --------------            --------------       -------------
  Net investment income
   (loss)                           3,347,697                 1,525,204             164,681
                               --------------            --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            53,769,144                (4,462,582)         22,885,412
 Net realized gain on
  distributions                            --                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     161,476,493                (6,432,763)         48,384,574
                               --------------            --------------       -------------
  Net gain (loss) on
   investments                    215,245,637               (10,895,345)         71,269,986
                               --------------            --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $218,593,334               $(9,370,141)        $71,434,667
                               ==============            ==============       =============

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  BLACKROCK                BLACKROCK
                                                    GLOBAL                 LARGE CAP
                                           OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $4,495                   $7,374
                                                  ----------               ----------
EXPENSES:
 Mortality and expense risk charges                  (21,167)                 (19,987)
                                                  ----------               ----------
  Total expenses                                     (21,167)                 (19,987)
                                                  ----------               ----------
  Net investment income (loss)                       (16,672)                 (12,613)
                                                  ----------               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       100,089                  150,635
 Net realized gain on distributions                       --                   86,606
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           255,777                   98,465
                                                  ----------               ----------
  Net gain (loss) on investments                     355,866                  335,706
                                                  ----------               ----------
  Net increase (decrease) in net assets
   resulting from operations                        $339,194                 $323,093
                                                  ==========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          JENNISON 20/20                              PRUDENTIAL
                                               FOCUS              JENNISON               VALUE
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                 $ --                 $ --
                                             ---------            ---------            ---------
EXPENSES:
 Mortality and expense risk charges             (2,473)              (2,492)              (1,725)
                                             ---------            ---------            ---------
  Total expenses                                (2,473)              (2,492)              (1,725)
                                             ---------            ---------            ---------
  Net investment income (loss)                  (2,473)              (2,492)              (1,725)
                                             ---------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  18,365               11,250                8,188
 Net realized gain on distributions                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,832               33,693               21,164
                                             ---------            ---------            ---------
  Net gain (loss) on investments                33,197               44,943               29,352
                                             ---------            ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations            $30,724              $42,451              $27,627
                                             =========            =========            =========

                                                                    WELLS FARGO             WELLS FARGO
                                             PRUDENTIAL             ADVANTAGE VT           ADVANTAGE VT
                                          SP INTERNATIONAL          INDEX ASSET            TOTAL RETURN
                                          GROWTH PORTFOLIO        ALLOCATION FUND            BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                 $131,660                $98,615
                                              ---------             ------------            -----------
EXPENSES:
 Mortality and expense risk charges              (1,328)                (146,669)              (140,972)
                                              ---------             ------------            -----------
  Total expenses                                 (1,328)                (146,669)              (140,972)
                                              ---------             ------------            -----------
  Net investment income (loss)                   (1,328)                 (15,009)               (42,357)
                                              ---------             ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    5,162                  625,826                    892
 Net realized gain on distributions                  --                       --                250,248
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        7,333                  697,012               (547,040)
                                              ---------             ------------            -----------
  Net gain (loss) on investments                 12,495                1,322,838               (295,900)
                                              ---------             ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations             $11,167               $1,307,829              $(338,257)
                                              =========             ============            ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO             WELLS FARGO
                                               ADVANTAGE VT           ADVANTAGE VT
                                                INTRINSIC             INTERNATIONAL
                                                VALUE FUND             EQUITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $61,361               $132,616
                                               ------------            -----------
EXPENSES:
 Mortality and expense risk charges                (106,554)              (102,838)
                                               ------------            -----------
  Total expenses                                   (106,554)              (102,838)
                                               ------------            -----------
  Net investment income (loss)                      (45,193)                29,778
                                               ------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      354,829                105,698
 Net realized gain on distributions                      --                291,862
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,155,227                505,708
                                               ------------            -----------
  Net gain (loss) on investments                  1,510,056                903,268
                                               ------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                     $1,464,863               $933,046
                                               ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              WELLS FARGO                                 WELLS FARGO
                                              ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP            ADVANTAGE VT           SMALL CAP            ADVANTAGE VT
                                              GROWTH FUND          DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                   $39               $22,947                $5,908
                                               ----------            ----------            ----------            ----------
EXPENSES:
 Mortality and expense risk charges               (40,618)              (11,797)              (46,781)              (29,763)
                                               ----------            ----------            ----------            ----------
  Total expenses                                  (40,618)              (11,797)              (46,781)              (29,763)
                                               ----------            ----------            ----------            ----------
  Net investment income (loss)                    (40,618)              (11,758)              (23,834)              (23,855)
                                               ----------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    252,081               196,552               181,145               168,179
 Net realized gain on distributions               112,103                15,182                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        548,065                33,391               151,878               278,329
                                               ----------            ----------            ----------            ----------
  Net gain (loss) on investments                  912,249               245,125               333,023               446,508
                                               ----------            ----------            ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $871,631              $233,367              $309,189              $422,653
                                               ==========            ==========            ==========            ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       WELLS FARGO
                                               INVESCO V.I.            ADVANTAGE VT
                                                  MONEY                   OMEGA
                                               MARKET FUND             GROWTH FUND
                                             SUB-ACCOUNT (1)           SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(142,429)              $(118,548)
 Net realized gain (loss) on security
  transactions                                           --                 947,513
 Net realized gain on distributions                      --                 615,134
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                               --                 898,428
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        (142,429)              2,342,527
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           76,825                     525
 Net transfers                                   74,343,066                (386,765)
 Surrenders for benefit payments and
  fees                                          (40,245,867)             (1,241,925)
 Other transactions                                    (121)                    417
 Death benefits                                    (561,293)               (410,459)
 Net annuity transactions                           160,452                   4,711
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               33,773,062              (2,033,496)
                                               ------------            ------------
 Net increase (decrease) in net assets           33,630,633                 309,031
NET ASSETS:
 Beginning of year                                       --               7,159,180
                                               ------------            ------------
 End of year                                    $33,630,633              $7,468,211
                                               ============            ============

(1)  Funded as of July 15, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD             HARTFORD
                                           HARTFORD              TOTAL              CAPITAL
                                           BALANCED           RETURN BOND         APPRECIATION
                                           HLS FUND            HLS FUND             HLS FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $159,382         $18,713,980         $(13,647,218)
 Net realized gain (loss) on security
  transactions                              57,372,173           7,282,176          145,718,254
 Net realized gain on distributions                 --                  --            6,150,427
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 217,867,505         (53,126,112)         596,986,503
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                275,399,060         (27,129,956)         735,207,966
                                        --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  10,110,551           5,934,368           11,580,112
 Net transfers                              (3,223,219)        (47,272,495)         (94,175,220)
 Surrenders for benefit payments and
  fees                                    (260,214,099)       (165,524,305)        (366,830,633)
 Other transactions                             24,143              10,899               39,657
 Death benefits                            (50,651,115)        (23,474,418)         (50,523,003)
 Net annuity transactions                    5,485,492           2,232,562            5,064,626
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (298,468,247)       (228,093,389)        (494,844,461)
                                        --------------       -------------       --------------
 Net increase (decrease) in net assets     (23,069,187)       (255,223,345)         240,363,505
NET ASSETS:
 Beginning of year                       1,539,860,855         973,364,764        2,190,819,802
                                        --------------       -------------       --------------
 End of year                            $1,516,791,668        $718,141,419       $2,431,183,307
                                        ==============       =============       ==============

                                                HARTFORD
                                                DIVIDEND                HARTFORD           HARTFORD
                                               AND GROWTH            GLOBAL RESEARCH      HEALTHCARE
                                                HLS FUND                HLS FUND           HLS FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $6,004,733               $(46,483)         $(714,661)
 Net realized gain (loss) on security
  transactions                                  131,582,381              2,051,262          6,947,946
 Net realized gain on distributions              42,128,540                     --          4,330,546
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      234,088,043              5,997,259         16,560,381
                                             --------------            -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                     413,803,697              8,002,038         27,124,212
                                             --------------            -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                       10,394,614                160,015            103,188
 Net transfers                                  (40,798,197)              (159,754)        (3,193,700)
 Surrenders for benefit payments and
  fees                                         (273,678,243)            (5,830,239)       (10,659,041)
 Other transactions                                  13,302                 (2,540)            (1,958)
 Death benefits                                 (41,201,403)              (674,682)        (1,290,045)
 Net annuity transactions                         4,301,226                 82,413            363,565
                                             --------------            -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (340,968,701)            (6,424,787)       (14,677,991)
                                             --------------            -----------       ------------
 Net increase (decrease) in net assets           72,834,996              1,577,251         12,446,221
NET ASSETS:
 Beginning of year                            1,517,879,193             32,732,010         60,500,984
                                             --------------            -----------       ------------
 End of year                                 $1,590,714,189            $34,309,261        $72,947,205
                                             ==============            ===========       ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                HARTFORD
                                            HARTFORD          DISCIPLINED
                                          GLOBAL GROWTH          EQUITY
                                            HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(1,462,114)        $(1,770,397)
 Net realized gain (loss) on security
  transactions                               9,406,747          21,057,157
 Net realized gain on distributions                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  42,475,741          50,077,583
                                          ------------        ------------
 Net increase (decrease) in net assets
  resulting from operations                 50,420,374          69,364,343
                                          ------------        ------------
UNIT TRANSACTIONS:
 Purchases                                   1,186,470           1,599,737
 Net transfers                              (6,886,647)         (6,199,028)
 Surrenders for benefit payments and
  fees                                     (30,841,266)        (49,487,263)
 Other transactions                              3,152               2,848
 Death benefits                             (3,372,599)         (6,008,939)
 Net annuity transactions                      164,372             241,418
                                          ------------        ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (39,746,518)        (59,851,227)
                                          ------------        ------------
 Net increase (decrease) in net assets      10,673,856           9,513,116
NET ASSETS:
 Beginning of year                         166,913,960         232,837,326
                                          ------------        ------------
 End of year                              $177,587,816        $242,350,442
                                          ============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                          HARTFORD             GROWTH             HARTFORD
                                           GROWTH           OPPORTUNITIES        HIGH YIELD
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,941,841)       $(2,399,176)        $14,200,475
 Net realized gain (loss) on security
  transactions                             12,365,814         16,176,982          (1,135,702)
 Net realized gain on distributions                --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 26,219,714         29,281,325          (2,506,870)
                                        -------------       ------------        ------------
 Net increase (decrease) in net assets
  resulting from operations                36,643,687         43,059,131          10,557,903
                                        -------------       ------------        ------------
UNIT TRANSACTIONS:
 Purchases                                  1,112,999          1,446,298           1,379,142
 Net transfers                             (4,938,840)         2,059,182          (1,297,419)
 Surrenders for benefit payments and
  fees                                    (23,353,309)       (28,026,825)        (42,728,549)
 Other transactions                             1,777              1,939               9,523
 Death benefits                            (2,791,735)        (2,323,097)         (5,727,448)
 Net annuity transactions                     168,541            400,490             591,654
                                        -------------       ------------        ------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (29,800,567)       (26,442,013)        (47,773,097)
                                        -------------       ------------        ------------
 Net increase (decrease) in net assets      6,843,120         16,617,118         (37,215,194)
NET ASSETS:
 Beginning of year                        124,685,948        139,064,857         255,551,730
                                        -------------       ------------        ------------
 End of year                             $131,529,068       $155,681,975        $218,336,536
                                        =============       ============        ============

                                                                  HARTFORD            HARTFORD
                                               HARTFORD         INTERNATIONAL       SMALL/MID CAP
                                                INDEX           OPPORTUNITIES          EQUITY
                                               HLS FUND           HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $403,698          $2,565,378          $(172,313)
 Net realized gain (loss) on security
  transactions                                 16,360,201          22,855,986          4,895,615
 Net realized gain on distributions                    --                  --          3,638,525
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     42,388,054          64,809,680          7,771,649
                                             ------------       -------------       ------------
 Net increase (decrease) in net assets
  resulting from operations                    59,151,953          90,231,044         16,133,476
                                             ------------       -------------       ------------
UNIT TRANSACTIONS:
 Purchases                                      1,176,753           3,372,276            273,764
 Net transfers                                 (4,097,893)         (9,135,651)         3,174,611
 Surrenders for benefit payments and
  fees                                        (35,344,316)        (90,835,887)       (10,187,490)
 Other transactions                                 8,878                 714                (26)
 Death benefits                                (5,691,875)        (10,682,123)          (967,912)
 Net annuity transactions                         926,300           1,419,193            146,160
                                             ------------       -------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (43,022,153)       (105,861,478)        (7,560,893)
                                             ------------       -------------       ------------
 Net increase (decrease) in net assets         16,129,800         (15,630,434)         8,572,583
NET ASSETS:
 Beginning of year                            214,537,354         522,452,177         48,498,557
                                             ------------       -------------       ------------
 End of year                                 $230,667,154        $506,821,743        $57,071,140
                                             ============       =============       ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD
                                              MIDCAP            MIDCAP VALUE
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(3,373,986)           $(977,709)
 Net realized gain (loss) on security
  transactions                                33,919,345           17,273,010
 Net realized gain on distributions           10,963,035                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    50,208,101           55,512,221
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   91,716,495           71,807,522
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       822,533            1,670,996
 Net transfers                               (14,361,359)           3,866,230
 Surrenders for benefit payments and
  fees                                       (39,042,226)         (45,118,471)
 Other transactions                                7,955                  770
 Death benefits                               (6,403,545)          (5,281,309)
 Net annuity transactions                        668,972            1,074,267
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (58,307,670)         (43,787,517)
                                          --------------       --------------
 Net increase (decrease) in net assets        33,408,825           28,020,005
NET ASSETS:
 Beginning of year                           264,557,017          238,763,669
                                          --------------       --------------
 End of year                                $297,965,842         $266,783,674
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                   HARTFORD                  HARTFORD
                                    ULTRASHORT BOND            SMALL COMPANY            SMALLCAP GROWTH
                                       HLS FUND                   HLS FUND                  HLS FUND
                                    SUB-ACCOUNT (2)             SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,596,934)              $(2,644,965)              $(2,076,940)
 Net realized gain (loss) on
  security transactions                      (5,238)               20,647,896                22,124,497
 Net realized gain on
  distributions                                  --                14,617,865                17,609,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (71,036)               35,534,389                15,394,501
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,673,208)               68,155,185                53,051,173
                                    ---------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                4,251,737                   900,879                 1,115,831
 Net transfers                           84,175,841                (4,366,960)               (1,461,028)
 Surrenders for benefit
  payments and fees                    (157,612,295)              (27,954,887)              (30,262,619)
 Other transactions                          23,659                    (4,294)                      332
 Death benefits                         (13,061,352)               (3,870,733)               (2,981,942)
 Net annuity transactions                   138,436                   157,659                   441,363
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (82,083,974)              (35,138,336)              (33,148,063)
                                    ---------------            --------------            --------------
 Net increase (decrease) in
  net assets                            (85,757,182)               33,016,849                19,903,110
NET ASSETS:
 Beginning of year                      270,979,335               175,238,367               139,451,753
                                    ---------------            --------------            --------------
 End of year                           $185,222,153              $208,255,216              $159,354,863
                                    ===============            ==============            ==============

                                                             HARTFORD
                                  HARTFORD               U.S. GOVERNMENT          HARTFORD
                                    STOCK                   SECURITIES             VALUE
                                  HLS FUND                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $3,347,697                $1,525,204             $164,681
 Net realized gain (loss) on
  security transactions             53,769,144                (4,462,582)          22,885,412
 Net realized gain on
  distributions                             --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      161,476,493                (6,432,763)          48,384,574
                               ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       218,593,334                (9,370,141)          71,434,667
                               ---------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           5,554,862                 2,120,689            1,771,185
 Net transfers                     (28,971,494)              (25,218,714)          (8,574,651)
 Surrenders for benefit
  payments and fees               (130,861,554)              (53,222,449)         (49,574,162)
 Other transactions                      5,706                     3,359                2,458
 Death benefits                    (21,023,699)               (8,256,932)          (7,841,993)
 Net annuity transactions            1,589,230                   761,831              620,512
                               ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (173,706,949)              (83,812,216)         (63,596,651)
                               ---------------            --------------       --------------
 Net increase (decrease) in
  net assets                        44,886,385               (93,182,357)           7,838,016
NET ASSETS:
 Beginning of year                 789,368,690               317,962,428          263,264,891
                               ---------------            --------------       --------------
 End of year                      $834,255,075              $224,780,071         $271,102,907
                               ===============            ==============       ==============

(2)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  BLACKROCK                 BLACKROCK
                                                    GLOBAL                  LARGE CAP
                                           OPPORTUNITIES V.I. FUND       GROWTH V.I. FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(16,672)                 $(12,613)
 Net realized gain (loss) on security
  transactions                                        100,089                   150,635
 Net realized gain on distributions                        --                    86,606
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            255,777                    98,465
                                                 ------------              ------------
 Net increase (decrease) in net assets
  resulting from operations                           339,194                   323,093
                                                 ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                                874                    58,984
 Net transfers                                       (270,562)                  (19,554)
 Surrenders for benefit payments and
  fees                                               (212,042)                 (301,887)
 Other transactions                                         2                       (56)
 Death benefits                                        (5,700)                 (105,441)
 Net annuity transactions                                  --                        --
                                                 ------------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (487,428)                 (367,954)
                                                 ------------              ------------
 Net increase (decrease) in net assets               (148,234)                  (44,861)
NET ASSETS:
 Beginning of year                                  1,535,141                 1,226,042
                                                 ------------              ------------
 End of year                                       $1,386,907                $1,181,181
                                                 ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  JENNISON 20/20                               PRUDENTIAL
                                      FOCUS                JENNISON               VALUE
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,473)              $(2,492)             $(1,725)
 Net realized gain (loss) on
  security transactions                 18,365                11,250                8,188
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,832                33,693               21,164
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,724                42,451               27,627
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              10,104                    --                   --
 Net transfers                           4,791                    --                    5
 Surrenders for benefit
  payments and fees                     (3,555)                   (4)             (22,330)
 Other transactions                         --                    (3)                  --
 Death benefits                        (30,645)                 (153)                  --
 Net annuity transactions                   --                    --                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (19,305)                 (160)             (22,325)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                            11,419                42,291                5,302
NET ASSETS:
 Beginning of year                     127,743               122,468               92,135
                                    ----------            ----------            ---------
 End of year                          $139,162              $164,759              $97,437
                                    ==========            ==========            =========

                                                          WELLS FARGO              WELLS FARGO
                                   PRUDENTIAL            ADVANTAGE VT             ADVANTAGE VT
                                SP INTERNATIONAL          INDEX ASSET             TOTAL RETURN
                                GROWTH PORTFOLIO        ALLOCATION FUND             BOND FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,328)                $(15,009)                $(42,357)
 Net realized gain (loss) on
  security transactions                 5,162                  625,826                      892
 Net realized gain on
  distributions                            --                       --                  250,248
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,333                  697,012                 (547,040)
                                    ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           11,167                1,307,829                 (338,257)
                                    ---------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 --                    3,300                       --
 Net transfers                          3,462                 (180,571)                 115,646
 Surrenders for benefit
  payments and fees                   (29,202)              (1,079,063)              (1,510,811)
 Other transactions                        --                       11                       19
 Death benefits                            --                 (384,382)                (350,940)
 Net annuity transactions               1,588                   (5,812)                   3,065
                                    ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (24,152)              (1,646,517)              (1,743,021)
                                    ---------            -------------            -------------
 Net increase (decrease) in
  net assets                          (12,985)                (338,688)              (2,081,278)
NET ASSETS:
 Beginning of year                     74,636                8,172,074                9,051,170
                                    ---------            -------------            -------------
 End of year                          $61,651               $7,833,386               $6,969,892
                                    =========            =============            =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                WELLS FARGO              WELLS FARGO
                                               ADVANTAGE VT             ADVANTAGE VT
                                                 INTRINSIC              INTERNATIONAL
                                                VALUE FUND               EQUITY FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(45,193)                 $29,778
 Net realized gain (loss) on security
  transactions                                       354,829                  105,698
 Net realized gain on distributions                       --                  291,862
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,155,227                  505,708
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        1,464,863                  933,046
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                             1,200                      660
 Net transfers                                      (220,672)                (139,207)
 Surrenders for benefit payments and
  fees                                              (999,711)                (886,552)
 Other transactions                                      117                      (14)
 Death benefits                                     (130,364)                (137,693)
 Net annuity transactions                            (10,471)                   7,750
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,359,901)              (1,155,056)
                                               -------------            -------------
 Net increase (decrease) in net assets               104,962                 (222,010)
NET ASSETS:
 Beginning of year                                 5,802,357                5,835,366
                                               -------------            -------------
 End of year                                      $5,907,319               $5,613,356
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         WELLS FARGO                                    WELLS FARGO
                                         ADVANTAGE VT            WELLS FARGO            ADVANTAGE VT            WELLS FARGO
                                          SMALL CAP             ADVANTAGE VT             SMALL CAP              ADVANTAGE VT
                                         GROWTH FUND           DISCOVERY FUND            VALUE FUND           OPPORTUNITY FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(40,618)              $(11,758)               $(23,834)               $(23,855)
 Net realized gain (loss) on
  security transactions                       252,081                196,552                 181,145                 168,179
 Net realized gain on
  distributions                               112,103                 15,182                      --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             548,065                 33,391                 151,878                 278,329
                                         ------------            -----------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from operations            871,631                233,367                 309,189                 422,653
                                         ------------            -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        165                     --                   3,240                      --
 Net transfers                                248,744                173,644                 109,444                 (17,289)
 Surrenders for benefit payments
  and fees                                   (374,768)              (214,336)               (465,122)               (447,386)
 Other transactions                                (3)                    (3)                      1                       1
 Death benefits                              (122,724)              (166,693)               (149,493)                 (1,414)
 Net annuity transactions                       4,325                     --                      --                      --
                                         ------------            -----------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (244,261)              (207,388)               (501,930)               (466,088)
                                         ------------            -----------            ------------            ------------
 Net increase (decrease) in net
  assets                                      627,370                 25,979                (192,741)                (43,435)
NET ASSETS:
 Beginning of year                          1,993,621                733,239               2,520,560               1,647,871
                                         ------------            -----------            ------------            ------------
 End of year                               $2,620,991               $759,218              $2,327,819              $1,604,436
                                         ============            ===========            ============            ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                WELLS FARGO
                                               ADVANTAGE VT            HARTFORD
                                                   OMEGA               BALANCED
                                                GROWTH FUND            HLS FUND
                                                SUB-ACCOUNT        SUB-ACCOUNT (1)
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(135,794)           $22,515,999
 Net realized gain (loss) on security
  transactions                                       492,770             22,149,438
 Net realized gain on distributions                  522,410                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           439,379            121,926,607
                                               -------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                        1,318,765            166,592,044
                                               -------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                            18,043              9,661,737
 Net transfers                                      (225,183)           (38,329,950)
 Surrenders for benefit payments and
  fees                                            (1,304,935)          (232,948,027)
 Other transactions                                       57                 90,408
 Death benefits                                      (90,399)           (56,362,719)
 Net annuity transactions                             (5,851)               429,585
                                               -------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,608,268)          (317,458,966)
                                               -------------       ----------------
 Net increase (decrease) in net assets              (289,503)          (150,866,922)
NET ASSETS:
 Beginning of year                                 7,448,683          1,690,727,777
                                               -------------       ----------------
 End of year                                      $7,159,180         $1,539,860,855
                                               =============       ================

(1)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD               HARTFORD               HARTFORD
                                      TOTAL                 CAPITAL                DIVIDEND                  HARTFORD
                                   RETURN BOND            APPRECIATION            AND GROWTH              GLOBAL RESEARCH
                                     HLS FUND               HLS FUND               HLS FUND                  HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $24,778,240            $(2,158,640)           $10,524,101                $(182,490)
 Net realized gain (loss) on
  security transactions                10,420,107             34,402,970             83,795,694                  726,972
 Net realized gain on
  distributions                                --                     --                     --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      22,602,575            326,863,509             93,514,497                4,768,216
                                 ----------------       ----------------       ----------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                           57,800,922            359,107,839            187,834,292                5,312,698
                                 ----------------       ----------------       ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                              5,218,592              9,316,265              8,538,579                  156,555
 Net transfers                         63,768,586           (136,719,536)           (63,081,382)                  61,894
 Surrenders for benefit
  payments and fees                  (193,510,278)          (321,711,419)          (259,323,229)              (6,345,092)
 Other transactions                        12,638                 61,396                 18,545                     (331)
 Death benefits                       (30,483,807)           (50,995,296)           (45,257,879)                (827,347)
 Net annuity transactions               1,374,267                844,590                260,469                    7,144
                                 ----------------       ----------------       ----------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                       (153,620,002)          (499,204,000)          (358,844,897)              (6,947,177)
                                 ----------------       ----------------       ----------------            -------------
 Net increase (decrease) in net
  assets                              (95,819,080)          (140,096,161)          (171,010,605)              (1,634,479)
NET ASSETS:
 Beginning of year                  1,069,183,844          2,330,915,963          1,688,889,798               34,366,489
                                 ----------------       ----------------       ----------------            -------------
 End of year                         $973,364,764         $2,190,819,802         $1,517,879,193              $32,732,010
                                 ================       ================       ================            =============

                                                                              HARTFORD
                                    HARTFORD             HARTFORD           DISCIPLINED
                                   HEALTHCARE         GLOBAL GROWTH            EQUITY
                                    HLS FUND             HLS FUND             HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(778,936)         $(1,894,273)           $(594,993)
 Net realized gain (loss) on
  security transactions               4,234,278             (328,796)          10,435,899
 Net realized gain on
  distributions                              --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     7,983,943           37,454,076           28,313,747
                                 --------------       --------------       --------------
 Net increase (decrease) in net
  assets resulting from
  operations                         11,439,285           35,231,007           38,154,653
                                 --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                               98,417            1,221,937            1,256,226
 Net transfers                       (3,615,347)         (10,175,093)         (11,467,673)
 Surrenders for benefit
  payments and fees                 (10,330,337)         (29,822,594)         (47,475,203)
 Other transactions                       1,629                  (91)               1,342
 Death benefits                      (2,056,936)          (4,395,746)          (6,835,341)
 Net annuity transactions               (19,413)             (12,142)             106,726
                                 --------------       --------------       --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (15,921,987)         (43,183,729)         (64,413,923)
                                 --------------       --------------       --------------
 Net increase (decrease) in net
  assets                             (4,482,702)          (7,952,722)         (26,259,270)
NET ASSETS:
 Beginning of year                   64,983,686          174,866,682          259,096,596
                                 --------------       --------------       --------------
 End of year                        $60,500,984         $166,913,960         $232,837,326
                                 ==============       ==============       ==============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                             HARTFORD              GROWTH
                                              GROWTH           OPPORTUNITIES
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(2,207,327)         $(2,284,935)
 Net realized gain (loss) on security
  transactions                                 7,512,660            8,081,387
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    16,573,607           26,256,297
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   21,878,940           32,052,749
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       707,978            1,145,296
 Net transfers                                (9,867,252)          (2,018,441)
 Surrenders for benefit payments and
  fees                                       (25,801,715)         (26,338,909)
 Other transactions                                1,517                  774
 Death benefits                               (2,767,385)          (2,791,224)
 Net annuity transactions                        (84,677)             (30,260)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (37,811,534)         (30,032,764)
                                          --------------       --------------
 Net increase (decrease) in net assets       (15,932,594)           2,019,985
NET ASSETS:
 Beginning of year                           140,618,542          137,044,872
                                          --------------       --------------
 End of year                                $124,685,948         $139,064,857
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD              HARTFORD
                                    HARTFORD             HARTFORD           INTERNATIONAL        SMALL/MID CAP
                                   HIGH YIELD             INDEX             OPPORTUNITIES            EQUITY
                                    HLS FUND             HLS FUND             HLS FUND              HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $18,435,690           $1,138,171            $1,510,065            $(589,418)
 Net realized gain (loss) on
  security transactions              (1,805,076)           7,195,082             7,383,433            4,704,829
 Net realized gain on
  distributions                              --                   --                    --            6,878,256
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    14,473,931           19,912,038            83,797,912           (4,186,267)
                                 --------------       --------------       ---------------       --------------
 Net increase (decrease) in net
  assets resulting from
  operations                         31,104,545           28,245,291            92,691,410            6,807,400
                                 --------------       --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                            1,470,261            1,178,353             3,633,725              553,600
 Net transfers                       10,137,537            6,607,251           (34,523,268)          (3,505,707)
 Surrenders for benefit
  payments and fees                 (50,485,461)         (27,634,855)          (89,458,244)         (10,659,006)
 Other transactions                       1,202               (6,513)                7,732                  896
 Death benefits                      (7,882,681)          (5,689,654)          (12,271,311)            (666,323)
 Net annuity transactions               444,962              419,607                (6,035)              (3,570)
                                 --------------       --------------       ---------------       --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (46,314,180)         (25,125,811)         (132,617,401)         (14,280,110)
                                 --------------       --------------       ---------------       --------------
 Net increase (decrease) in net
  assets                            (15,209,635)           3,119,480           (39,925,991)          (7,472,710)
NET ASSETS:
 Beginning of year                  270,761,365          211,417,874           562,378,168           55,971,267
                                 --------------       --------------       ---------------       --------------
 End of year                       $255,551,730         $214,537,354          $522,452,177          $48,498,557
                                 ==============       ==============       ===============       ==============


                                    HARTFORD             HARTFORD             HARTFORD
                                     MIDCAP            MIDCAP VALUE         MONEY MARKET
                                    HLS FUND             HLS FUND             HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(1,494,509)         $(1,121,158)          $(4,532,744)
 Net realized gain (loss) on
  security transactions              26,517,157            5,015,966                     5
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    21,357,312           47,508,253                    --
                                 --------------       --------------       ---------------
 Net increase (decrease) in net
  assets resulting from
  operations                         46,379,960           51,403,061            (4,532,739)
                                 --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                              695,957              958,582             3,433,497
 Net transfers                      (14,745,487)         (10,321,849)          151,640,669
 Surrenders for benefit
  payments and fees                 (34,609,422)         (42,073,969)         (213,350,136)
 Other transactions                      (3,367)               3,005                   180
 Death benefits                      (6,241,887)          (5,745,651)          (15,233,151)
 Net annuity transactions               130,694              135,764               321,860
                                 --------------       --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (54,773,512)         (57,044,118)          (73,187,081)
                                 --------------       --------------       ---------------
 Net increase (decrease) in net
  assets                             (8,393,552)          (5,641,057)          (77,719,820)
NET ASSETS:
 Beginning of year                  272,950,569          244,404,726           348,699,155
                                 --------------       --------------       ---------------
 End of year                       $264,557,017         $238,763,669          $270,979,335
                                 ==============       ==============       ===============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD                   HARTFORD
                                           SMALL COMPANY             SMALLCAP GROWTH
                                             HLS FUND                   HLS FUND
                                            SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,725,145)               $(2,479,780)
 Net realized gain (loss) on security
  transactions                                 15,840,216                 18,623,441
 Net realized gain on distributions                11,461                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     12,284,144                  6,132,509
                                          ---------------            ---------------
 Net increase (decrease) in net assets
  resulting from operations                    25,410,676                 22,276,170
                                          ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                        830,786                  1,040,405
 Net transfers                                (10,764,910)               (11,296,552)
 Surrenders for benefit payments and
  fees                                        (27,359,508)               (29,878,209)
 Other transactions                                 5,460                     (1,180)
 Death benefits                                (3,673,913)                (2,897,094)
 Net annuity transactions                          19,871                    (25,845)
                                          ---------------            ---------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (40,942,214)               (43,058,475)
                                          ---------------            ---------------
 Net increase (decrease) in net assets        (15,531,538)               (20,782,305)
NET ASSETS:
 Beginning of year                            190,769,905                160,234,058
                                          ---------------            ---------------
 End of year                                 $175,238,367               $139,451,753
                                          ===============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD
                                   HARTFORD           U.S. GOVERNMENT       HARTFORD                 BLACKROCK
                                     STOCK               SECURITIES           VALUE                    GLOBAL
                                   HLS FUND               HLS FUND          HLS FUND          OPPORTUNITIES V.I. FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $4,596,887            $3,712,717         $1,661,150                  $(6,328)
 Net realized gain (loss) on
  security transactions             25,990,363            (2,306,928)        11,851,106                   32,389
 Net realized gain on
  distributions                             --                    --                 --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   75,324,705             5,254,781         27,526,985                  145,602
                                 -------------          ------------      -------------             ------------
 Net increase (decrease) in net
  assets resulting from
  operations                       105,911,955             6,660,570         41,039,241                  171,663
                                 -------------          ------------      -------------             ------------
UNIT TRANSACTIONS:
 Purchases                           4,361,731             2,501,609          1,626,762                    1,279
 Net transfers                     (41,764,764)           34,083,695        (12,592,185)                 203,793
 Surrenders for benefit
  payments and fees               (123,165,242)          (71,220,680)       (48,435,912)                (202,983)
 Other transactions                     15,106                 7,852             (6,330)                      --
 Death benefits                    (23,259,299)          (11,126,138)        (8,159,293)                 (33,333)
 Net annuity transactions               82,019               160,427             68,082                       --
                                 -------------          ------------      -------------             ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                    (183,730,449)          (45,593,235)       (67,498,876)                 (31,244)
                                 -------------          ------------      -------------             ------------
 Net increase (decrease) in net
  assets                           (77,818,494)          (38,932,665)       (26,459,635)                 140,419
NET ASSETS:
 Beginning of year                 867,187,184           356,895,093        289,724,526                1,394,722
                                 -------------          ------------      -------------             ------------
 End of year                      $789,368,690          $317,962,428       $263,264,891               $1,535,141
                                 =============          ============      =============             ============


                                     BLACKROCK         JENNISON 20/20
                                     LARGE CAP              FOCUS              JENNISON
                                  GROWTH V.I. FUND        PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,735)             $(2,623)            $(2,899)
 Net realized gain (loss) on
  security transactions                 187,253                2,089              18,435
 Net realized gain on
  distributions                          91,246                5,069                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (77,321)               4,512               5,915
                                     ----------           ----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            193,443                9,047              21,451
                                     ----------           ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                  --
 Net transfers                           16,345               18,640                  --
 Surrenders for benefit
  payments and fees                    (406,052)             (12,664)            (53,966)
 Other transactions                          (6)                  --                  (2)
 Death benefits                          (5,501)             (10,665)                 --
 Net annuity transactions                    --                   --                  --
                                     ----------           ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (395,214)              (4,689)            (53,968)
                                     ----------           ----------          ----------
 Net increase (decrease) in net
  assets                               (201,771)               4,358             (32,517)
NET ASSETS:
 Beginning of year                    1,427,813              123,385             154,985
                                     ----------           ----------          ----------
 End of year                         $1,226,042             $127,743            $122,468
                                     ==========           ==========          ==========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               PRUDENTIAL           PRUDENTIAL
                                                 VALUE           SP INTERNATIONAL
                                               PORTFOLIO         GROWTH PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,448)             $(1,415)
 Net realized gain (loss) on security
  transactions                                      5,139               (8,023)
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         13,141               22,557
                                               ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        16,832               13,119
                                               ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                             --                   --
 Net transfers                                         64                   --
 Surrenders for benefit payments and
  fees                                            (59,405)                (974)
 Other transactions                                    --                   --
 Death benefits                                        --              (12,476)
 Net annuity transactions                              --                   --
                                               ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (59,341)             (13,450)
                                               ----------            ---------
 Net increase (decrease) in net assets            (42,509)                (331)
NET ASSETS:
 Beginning of year                                134,644               74,967
                                               ----------            ---------
 End of year                                      $92,135              $74,636
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       WELLS FARGO              WELLS FARGO              WELLS FARGO
                                      ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                       INDEX ASSET             TOTAL RETURN               INTRINSIC
                                     ALLOCATION FUND             BOND FUND               VALUE FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(34,210)                $(29,281)                $(25,908)
 Net realized gain (loss) on
  security transactions                     347,820                   71,065                   30,340
 Net realized gain on
  distributions                                  --                  178,182                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           695,946                  182,875                  986,534
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              1,009,556                  402,841                  990,966
                                      -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    9,206                   12,392                    7,525
 Net transfers                             (167,053)                 634,779                 (176,199)
 Surrenders for benefit
  payments and fees                      (2,873,112)              (1,590,450)              (1,077,029)
 Other transactions                             (85)                     649                     (209)
 Death benefits                             (56,569)                (248,022)                 (87,914)
 Net annuity transactions                    (5,786)                      --                   (9,744)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (3,093,399)              (1,190,652)              (1,343,570)
                                      -------------            -------------            -------------
 Net increase (decrease) in net
  assets                                 (2,083,843)                (787,811)                (352,604)
NET ASSETS:
 Beginning of year                       10,255,917                9,838,981                6,154,961
                                      -------------            -------------            -------------
 End of year                             $8,172,074               $9,051,170               $5,802,357
                                      =============            =============            =============

                                      WELLS FARGO             WELLS FARGO
                                      ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                     INTERNATIONAL             SMALL CAP             ADVANTAGE VT
                                      EQUITY FUND             GROWTH FUND           DISCOVERY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(18,149)               $(40,745)              $(13,656)
 Net realized gain (loss) on
  security transactions                    (38,989)                114,456                 57,542
 Net realized gain on
  distributions                            403,600                 107,817                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          299,237                 (30,709)                72,203
                                      ------------            ------------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                               645,699                 150,819                116,089
                                      ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     550                   3,693                     --
 Net transfers                              12,859                (120,190)              (101,570)
 Surrenders for benefit
  payments and fees                       (794,945)               (381,699)               (46,565)
 Other transactions                         (1,883)                    123                     --
 Death benefits                           (175,879)                (35,986)                (1,498)
 Net annuity transactions                       --                    (103)                    --
                                      ------------            ------------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (959,298)               (534,162)              (149,633)
                                      ------------            ------------            -----------
 Net increase (decrease) in net
  assets                                  (313,599)               (383,343)               (33,544)
NET ASSETS:
 Beginning of year                       6,148,965               2,376,964                766,783
                                      ------------            ------------            -----------
 End of year                            $5,835,366              $1,993,621               $733,239
                                      ============            ============            ===========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              WELLS FARGO
                                              ADVANTAGE VT          WELLS FARGO
                                               SMALL CAP            ADVANTAGE VT
                                               VALUE FUND         OPPORTUNITY FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(19,307)             $(24,538)
 Net realized gain (loss) on security
  transactions                                     60,692                60,949
 Net realized gain on distributions                    --                   634
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        259,369               197,971
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       300,754               235,016
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                          2,141                    --
 Net transfers                                    (86,520)             (148,864)
 Surrenders for benefit payments and
  fees                                           (257,373)             (242,048)
 Other transactions                                    36                    89
 Death benefits                                   (56,858)              (31,618)
 Net annuity transactions                              --                  (661)
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (398,574)             (423,102)
                                               ----------            ----------
 Net increase (decrease) in net assets            (97,820)             (188,086)
NET ASSETS:
 Beginning of year                              2,618,380             1,835,957
                                               ----------            ----------
 End of year                                   $2,520,560            $1,647,871
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the Invesco V.I. Money Market Fund, Wells Fargo Advantage VT Omega Growth Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-Account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Money Market Fund                       $73,923,452     $40,292,818
Wells Fargo Advantage VT Omega Growth Fund             1,511,303       3,048,214
Hartford Balanced HLS Fund                            62,304,809     360,613,491
Hartford Total Return Bond HLS Fund                   83,624,176     293,003,627
Hartford Capital Appreciation HLS Fund                81,722,098     584,063,283
Hartford Dividend and Growth HLS Fund                118,457,331     411,292,819
Hartford Global Research HLS Fund                      4,579,981      11,051,254
Hartford Healthcare HLS Fund                           6,793,775      17,855,883
Hartford Global Growth HLS Fund                       10,675,657      51,884,270
Hartford Disciplined Equity HLS Fund                  18,054,045      79,675,685
Hartford Growth HLS Fund                              12,707,374      44,449,773
Hartford Growth Opportunities HLS Fund                23,170,980      52,012,190
Hartford High Yield HLS Fund                          56,808,114      90,380,744
Hartford Index HLS Fund                               12,594,154      55,212,602
Hartford International Opportunities HLS Fund         40,006,332     143,302,405
Hartford Small/Mid Cap Equity HLS Fund                19,883,499      23,978,180
Hartford MidCap HLS Fund                              12,387,648      63,106,248
Hartford MidCap Value HLS Fund                        27,017,077      71,782,301
Hartford Ultrashort Bond HLS Fund*                   148,194,065     233,875,084
Hartford Small Company HLS Fund                       29,477,939      52,643,396
Hartford SmallCap Growth HLS Fund                     39,684,603      57,300,490
Hartford Stock HLS Fund                               31,379,407     201,738,676
Hartford U.S. Government Securities HLS Fund          29,578,234     111,865,305
Hartford Value HLS Fund                               19,539,992      82,971,981
BlackRock Global Opportunities V.I. Fund                 152,712         656,815
BlackRock Large Cap Growth V.I. Fund                     206,845         500,806
Jennison 20/20 Focus Portfolio                            39,838          61,615
Jennison Portfolio                                        32,216          34,869
Prudential Value Portfolio                                   170          24,220
Prudential SP International Growth Portfolio               5,263          30,743
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                  1,089,982       2,751,514
Wells Fargo Advantage VT Total Return Bond Fund          947,475       2,482,607
Wells Fargo Advantage VT Intrinsic Value Fund            654,656       2,059,750
Wells Fargo Advantage VT International Equity
 Fund                                                    893,610       1,727,030
Wells Fargo Advantage VT Small Cap Growth Fund           723,092         895,857
Wells Fargo Advantage VT Discovery Fund                  316,353         520,317
Wells Fargo Advantage VT Small Cap Value Fund            459,468         985,233
Wells Fargo Advantage VT Opportunity Fund                 64,150         554,055

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                              UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund                7,467,575      4,073,354       3,394,221
Wells Fargo Advantage VT Omega Growth
 Fund                                           193,690        631,530        (437,840)
Hartford Balanced HLS Fund                   28,319,181    124,807,182     (96,488,001)
Hartford Total Return Bond HLS Fund          25,502,791    121,727,140     (96,224,349)
Hartford Capital Appreciation HLS Fund       24,862,687    126,261,795    (101,399,108)
Hartford Dividend and Growth HLS Fund        24,974,357    138,297,989    (113,323,632)
Hartford Global Research HLS Fund               368,653        932,220        (563,567)
Hartford Healthcare HLS Fund                    622,867      5,148,584      (4,525,717)
Hartford Global Growth HLS Fund               6,348,800     31,986,006     (25,637,206)
Hartford Disciplined Equity HLS Fund          9,292,078     49,914,438     (40,622,360)
Hartford Growth HLS Fund                      8,093,795     26,441,614     (18,347,819)
Hartford Growth Opportunities HLS Fund       10,364,782     23,788,174     (13,423,392)
Hartford High Yield HLS Fund                 17,504,871     41,673,553     (24,168,682)
Hartford Index HLS Fund                       6,408,150     20,655,320     (14,247,170)
Hartford International Opportunities HLS
 Fund                                        19,797,491     77,030,008     (57,232,517)
Hartford Small/Mid Cap Equity HLS Fund        1,173,993      1,714,340        (540,347)
Hartford MidCap HLS Fund                        615,307     11,930,341     (11,315,034)
Hartford MidCap Value HLS Fund               10,951,035     30,871,953     (19,920,918)
Hartford Ultrashort Bond HLS Fund*          115,541,908    175,663,515     (60,121,607)
Hartford Small Company HLS Fund               8,041,683     22,892,365     (14,850,682)
Hartford SmallCap Growth HLS Fund             9,408,869     25,705,729     (16,296,860)
Hartford Stock HLS Fund                      12,893,242     74,172,716     (61,279,474)
Hartford U.S. Government Securities HLS
 Fund                                        21,451,313     88,920,445     (67,469,132)
Hartford Value HLS Fund                       9,863,594     47,857,595     (37,994,001)
BlackRock Global Opportunities V.I. Fund         79,061        441,248        (362,187)
BlackRock Large Cap Growth V.I. Fund             63,852        388,029        (324,177)
Jennison 20/20 Focus Portfolio                   10,064         36,163         (26,099)
Jennison Portfolio                                1,451         34,105         (32,654)
Prudential Value Portfolio                          105         14,057         (13,952)
Prudential SP International Growth
 Portfolio                                        5,132         26,805         (21,673)
Wells Fargo Advantage VT Index Asset
 Allocation Fund                                625,763      1,683,521      (1,057,758)
Wells Fargo Advantage VT Total Return
 Bond Fund                                      407,203      1,534,295      (1,127,092)
Wells Fargo Advantage VT Intrinsic Value
 Fund                                           433,508      1,362,941        (929,433)
Wells Fargo Advantage VT International
 Equity Fund                                    240,477        824,534        (584,057)
Wells Fargo Advantage VT Small Cap
 Growth Fund                                    192,504        312,680        (120,176)
Wells Fargo Advantage VT Discovery Fund          13,959         24,729         (10,770)
Wells Fargo Advantage VT Small Cap Value
 Fund                                            32,482         68,202         (35,720)
Wells Fargo Advantage VT Opportunity
 Fund                                             4,094         35,509         (31,415)

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Wells Fargo Advantage VT
 Omega Growth Fund                    48,080        363,091        (315,011)
Hartford Balanced HLS Fund        16,531,350    139,247,298    (122,715,948)
Hartford Total Return Bond
 HLS Fund                         37,262,913    106,173,998     (68,911,085)
Hartford Capital Appreciation
 HLS Fund                         14,717,682    155,114,676    (140,396,994)
Hartford Dividend and Growth
 HLS Fund                         15,578,420    167,709,121    (152,130,701)
Hartford Global Research HLS
 Fund                                604,693      1,316,754        (712,061)
Hartford Healthcare HLS Fund         346,953      6,633,160      (6,286,207)
Hartford Global Growth HLS
 Fund                              8,233,095     41,933,648     (33,700,553)
Hartford Disciplined Equity
 HLS Fund                         10,760,293     62,153,726     (51,393,433)
Hartford Growth HLS Fund           7,338,826     35,459,203     (28,120,377)
Hartford Growth Opportunities
 HLS Fund                          8,101,971     25,688,202     (17,586,231)
Hartford High Yield HLS Fund      18,650,239     43,076,062     (24,425,823)
Hartford Index HLS Fund           10,702,640     20,691,273      (9,988,633)
Hartford International
 Opportunities HLS Fund           14,918,933     99,010,384     (84,091,451)
Hartford Small/Mid Cap Equity
 HLS Fund                            817,474      2,133,765      (1,316,291)
Hartford MidCap HLS Fund             364,381     13,181,744     (12,817,363)
Hartford MidCap Value HLS
 Fund                              6,074,474     37,279,886     (31,205,412)
Hartford Money Market HLS
 Fund                            133,566,382    190,168,175     (56,601,793)
Hartford Small Company HLS
 Fund                              6,101,257     27,829,085     (21,727,828)
Hartford SmallCap Growth HLS
 Fund                              7,728,617     33,561,191     (25,832,574)
Hartford Stock HLS Fund            7,938,985     95,148,361     (87,209,376)
Hartford U.S. Government
 Securities HLS Fund              47,310,710     87,946,076     (40,635,366)
Hartford Value HLS Fund            8,162,813     57,289,176     (49,126,363)
BlackRock Global
 Opportunities V.I. Fund             234,808        228,847           5,961
BlackRock Large Cap Growth
 V.I. Fund                           145,117        546,102        (400,985)
Jennison 20/20 Focus
 Portfolio                            12,379         16,630          (4,251)
Jennison Portfolio                        --         69,479         (69,479)
Prudential Value Portfolio               295         45,757         (45,462)
Prudential SP International
 Growth Portfolio                         --         15,913         (15,913)
Wells Fargo Advantage VT
 Index Asset Allocation Fund         278,906      2,582,106      (2,303,200)
Wells Fargo Advantage VT
 Total Return Bond Fund              839,739      1,622,949        (783,210)
Wells Fargo Advantage VT
 Intrinsic Value Fund                312,762      1,430,011      (1,117,249)
Wells Fargo Advantage VT
 International Equity Fund           258,782        745,854        (487,072)
Wells Fargo Advantage VT
 Small Cap Growth Fund                33,379        299,689        (266,310)
Wells Fargo Advantage VT
 Discovery Fund                        3,419         12,219          (8,800)
Wells Fargo Advantage VT
 Small Cap Value Fund                 11,549         44,660         (33,111)
Wells Fargo Advantage VT
 Opportunity Fund                      2,914         37,664         (34,750)

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET
 FUND
 2013                               3,394,221       $9.852873      to       $9.954980         $33,630,633
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                               1,193,061       19.400901      to       26.001572           7,468,211
 2012                               1,630,901       14.029736      to       19.080965           7,159,180
 2011                               1,945,912       11.788274      to       16.176593           7,448,683
 2010                               2,169,647        1.140106      to       17.498719           9,435,085
 2009                               1,810,913        0.963698      to       14.954691           1,343,917
HARTFORD BALANCED HLS FUND
 2013                              446,306,227       1.696400      to       18.418724       1,516,791,668
 2012                              542,794,228       1.405407      to       15.590722       1,539,860,855
 2011                              665,510,176       1.259611      to       14.276884       1,690,727,777
 2010                              815,263,454       1.241620      to       14.303752       2,031,008,352
 2009                              920,412,313       1.111688      to       13.117789       2,077,937,498
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              292,562,176       1.810923      to       12.668017         718,141,419
 2012                              388,786,525       1.843325      to       13.174951         973,364,764
 2011                              457,697,610       1.721013      to       12.567872       1,069,183,844
 2010                              557,848,484       1.615001      to       12.049925       1,211,964,268
 2009                              634,363,759       1.508171      to       11.497285       1,269,891,804
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                              410,621,021       3.368498      to       22.451963       2,431,183,307
 2012                              512,020,129       2.441453      to       16.602826       2,190,819,802
 2011                              652,417,123       1.501135      to       14.540101       2,330,915,963
 2010                              816,632,079       1.701179      to       16.836458       3,265,771,044
 2009                              982,028,432       1.466084      to       14.824672       3,385,936,713
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              462,347,332       2.476393      to       19.257583       1,590,714,189
 2012                              575,670,964       1.892224      to       15.013240       1,517,879,193
 2011                              727,801,665       1.496583      to       13.696281       1,688,889,798
 2010                              871,428,379       1.483045      to       13.796476       2,007,348,404
 2009                              1,031,841,935     1.315286      to       12.531544       2,117,521,451
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                               2,643,619       13.590510      to       20.798975          34,309,261
 2012                               3,207,186       10.619379      to       16.584651          32,732,010
 2011                               3,919,247        9.041656      to       14.405943          34,366,489
 2010                               4,928,329       10.047042      to       16.331946          48,459,310
 2009                               5,588,263        8.729885      to       14.484824          48,076,503

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.80%     to       2.55%      0.01%     to       0.01%      (1.47)%    to       (0.45)%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.15%     to       2.45%        --      to       0.14%      36.83%     to       38.28%
 2012                           1.15%     to       2.35%        --      to         --       17.95%     to       19.01%
 2011                           1.15%     to       2.35%        --      to         --       (7.56)%    to       (6.62)%
 2010                           1.25%     to       2.35%      0.84%     to       0.84%      17.01%     to       18.31%
 2009                           1.25%     to       2.35%        --      to         --       40.63%     to       42.18%
HARTFORD BALANCED HLS FUND
 2013                           0.40%     to       2.55%      1.59%     to       1.77%      18.14%     to       20.71%
 2012                           0.40%     to       2.55%      2.22%     to       2.60%       9.20%     to       11.57%
 2011                           0.40%     to       2.55%      0.53%     to       1.71%      (0.95)%    to        1.45%
 2010                           0.40%     to       2.55%      1.38%     to       1.48%       9.04%     to       11.69%
 2009                           0.40%     to       2.55%      1.62%     to       2.34%      26.69%     to       29.77%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.40%     to       2.55%      3.46%     to       3.98%      (3.85)%    to       (1.76)%
 2012                           0.40%     to       2.55%      2.57%     to       4.02%       4.83%     to        7.11%
 2011                           0.40%     to       2.55%      0.22%     to       0.22%       4.04%     to        6.56%
 2010                           0.40%     to       2.55%      4.26%     to       6.42%       4.81%     to        7.08%
 2009                           0.40%     to       2.55%      3.91%     to      16.91%      12.12%     to       14.55%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.80%     to       2.55%      0.82%     to       0.87%      35.23%     to       37.97%
 2012                           0.80%     to       2.55%      0.94%     to       1.38%      15.07%     to       17.40%
 2011                           0.40%     to       2.55%      0.28%     to       0.80%     (13.85)%    to      (11.76)%
 2010                           0.40%     to       2.55%      0.78%     to       1.33%      13.57%     to       16.04%
 2009                           0.40%     to       2.55%      0.97%     to       4.94%      42.00%     to       45.09%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.80%     to       2.55%      1.86%     to       2.30%      28.27%     to       30.87%
 2012                           0.80%     to       2.55%      2.02%     to       2.08%      10.46%     to       12.69%
 2011                           0.40%     to       2.55%      1.29%     to       2.11%      (1.48)%    to        0.91%
 2010                           0.40%     to       2.55%      1.87%     to       2.16%      10.09%     to       12.76%
 2009                           0.40%     to       2.55%      2.06%     to       5.29%      21.23%     to       24.18%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.80%     to       2.55%      1.63%     to       1.76%      25.41%     to       27.98%
 2012                           0.80%     to       2.55%      0.84%     to       1.08%      15.12%     to       17.45%
 2011                           0.80%     to       2.55%      0.01%     to       0.01%     (11.79)%    to      (10.01)%
 2010                           0.80%     to       2.55%      0.87%     to       1.31%      12.81%     to       15.09%
 2009                           0.80%     to       2.50%      1.06%     to       1.71%      38.29%     to       40.99%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
 2013                              18,163,593       $4.333651      to      $24.937357         $72,947,205
 2012                              22,689,310        2.876933      to       16.885262          60,500,984
 2011                              28,975,517        2.404168      to       14.395458          64,983,686
 2010                              36,336,856        2.232856      to       13.639893          75,671,215
 2009                              45,210,326        2.101478      to       13.103619          88,527,545
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                              94,478,846        1.822696      to       20.816848         177,587,816
 2012                              120,116,052       1.348049      to       15.667530         166,913,960
 2011                              153,816,605       1.101138      to       13.023572         174,866,682
 2010                              191,749,061       1.288989      to       15.434121         255,571,501
 2009                              231,635,141       1.137274      to       13.930217         270,124,243
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                              133,677,166       1.784287      to       21.246786         242,350,442
 2012                              174,299,526       1.324286      to       16.047298         232,837,326
 2011                              225,692,959       1.094676      to       13.995519         259,096,596
 2010                              286,596,478       1.086530      to       14.193538         325,252,240
 2009                              347,241,612       0.956529      to       12.766684         343,841,881
HARTFORD GROWTH HLS FUND
 2013                              70,304,108        2.052716      to       21.432562         131,529,068
 2012                              88,651,927        1.527245      to       16.227455         124,685,948
 2011                              116,772,304       1.300063      to       14.057295         140,618,542
 2010                              149,347,281       1.439352      to       15.754364         200,083,218
 2009                              140,081,167       1.215481      to       13.572477         159,748,622
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              62,070,651        2.735071      to       22.189472         155,681,975
 2012                              75,494,043        2.022954      to       16.768515         139,064,857
 2011                              93,080,274        1.540240      to       13.559432         137,044,872
 2010                              117,275,495       1.703791      to       15.185606         190,433,773
 2009                              150,723,277       1.460873      to       13.318747         207,408,292
HARTFORD HIGH YIELD HLS FUND
 2013                              98,773,540        2.263745      to       20.348314         218,336,536
 2012                              122,942,222       2.144052      to       19.612630         255,551,730
 2011                              147,368,045       1.890687      to       17.600139         270,761,365
 2010                              179,696,215       1.820406      to       17.155398         315,968,729
 2009                              212,201,865       1.579879      to       15.188959         319,773,198
HARTFORD INDEX HLS FUND
 2013                              68,824,446        1.598740      to       20.135538         230,667,154
 2012                              83,071,616        1.221394      to       15.564350         214,537,354
 2011                              93,060,249        1.064783      to       13.887902         211,417,874
 2010                              115,428,183       1.054240      to       13.918374         253,408,657
 2009                              138,177,225       0.973165      to       12.511090         267,392,546
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                              232,215,892       1.879979      to       18.079868         506,821,743
 2012                              289,448,409       1.559067      to       15.258314         522,452,177
 2011                              373,539,860       1.307524      to       13.022272         562,378,168
 2010                              455,666,897       1.532096      to       15.448155         807,656,024
 2009                              345,429,872       1.348969      to       13.876207         560,275,184

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND
 2013                           0.80%     to       2.55%      0.37%     to       0.50%      47.69%     to       50.63%
 2012                           0.80%     to       2.55%      0.13%     to       0.38%      17.30%     to       19.66%
 2011                           0.80%     to       2.55%        --      to       0.05%       5.54%     to        7.67%
 2010                           0.80%     to       2.55%      0.16%     to       0.16%       4.15%     to        6.25%
 2009                           0.80%     to       2.50%      0.53%     to       0.87%      19.39%     to       21.74%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.80%     to       2.55%      0.73%     to       0.74%      32.87%     to       35.21%
 2012                           0.80%     to       2.55%      0.22%     to       0.53%      20.30%     to       22.42%
 2011                           0.80%     to       2.55%        --      to       0.03%     (16.27)%    to      (14.57)%
 2010                           0.80%     to       2.55%      0.06%     to       0.26%      11.10%     to       13.34%
 2009                           0.80%     to       2.55%      0.71%     to       2.38%      32.23%     to       34.56%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.80%     to       2.55%      0.95%     to       1.01%      32.40%     to       34.74%
 2012                           0.80%     to       2.55%      1.27%     to       1.45%      14.66%     to       16.68%
 2011                           0.40%     to       2.55%      0.20%     to       1.20%      (1.64)%    to        0.75%
 2010                           0.40%     to       2.55%      1.36%     to       7.84%      11.18%     to       13.59%
 2009                           0.40%     to       2.55%      1.62%     to       4.34%      22.48%     to       25.15%
HARTFORD GROWTH HLS FUND
 2013                           0.80%     to       2.55%      0.07%     to       0.07%      32.08%     to       34.41%
 2012                           0.80%     to       2.55%        --      to         --       15.44%     to       17.47%
 2011                           0.80%     to       2.55%        --      to       0.16%     (11.47)%    to       (9.68)%
 2010                           0.80%     to       2.55%      0.03%     to       0.04%      16.08%     to       18.42%
 2009                           0.80%     to       2.55%      0.25%     to       0.46%      30.53%     to       33.17%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.40%     to       2.55%      0.01%     to       0.01%      32.33%     to       35.20%
 2012                           0.40%     to       2.55%        --      to         --       23.67%     to       26.35%
 2011                           0.80%     to       2.55%        --      to         --      (11.39)%    to       (9.60)%
 2010                           0.80%     to       2.55%      0.01%     to       0.01%      14.33%     to       16.63%
 2009                           0.80%     to       2.55%      0.51%     to       1.21%      26.34%     to       28.57%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.80%     to       2.55%      6.30%     to       7.84%       3.75%     to        5.58%
 2012                           0.80%     to       2.55%      8.47%     to       8.55%      10.26%     to       13.40%
 2011                           0.80%     to       2.55%      8.43%     to       9.30%       1.81%     to        3.86%
 2010                           0.80%     to       2.55%      0.67%     to       0.74%      12.95%     to       15.22%
 2009                           0.80%     to       2.55%      8.83%     to      23.79%      46.31%     to       49.26%
HARTFORD INDEX HLS FUND
 2013                           0.80%     to       2.55%      1.42%     to       1.91%      28.63%     to       30.89%
 2012                           0.80%     to       2.55%      1.87%     to       1.91%      12.07%     to       14.71%
 2011                           0.80%     to       2.55%      1.51%     to       1.68%      (0.96)%    to        1.00%
 2010                           0.80%     to       2.55%      0.99%     to       1.61%      11.57%     to       13.82%
 2009                           0.40%     to       2.55%      1.24%     to       4.68%      22.97%     to       25.64%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.80%     to       2.55%      2.14%     to       2.49%      18.49%     to       20.58%
 2012                           0.80%     to       2.55%      1.59%     to       1.89%      17.17%     to       19.24%
 2011                           0.80%     to       2.55%      0.03%     to       0.04%     (16.35)%    to      (14.66)%
 2010                           0.80%     to       2.55%      1.17%     to       1.40%      11.33%     to       13.58%
 2009                           0.80%     to       2.55%      1.92%     to       3.66%      29.78%     to       32.40%

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                               3,640,558      $16.258339      to      $26.320933         $57,071,140
 2012                               4,180,905       11.918226      to       19.686458          48,498,557
 2011                               5,497,196       10.368228      to       17.566045          55,971,267
 2010                               7,192,327       10.571584      to       18.227253          75,290,333
 2009                               5,878,728        8.468816      to       14.859149          49,661,434
HARTFORD MIDCAP HLS FUND
 2013                              49,557,124        4.647111      to       22.706284         297,965,842
 2012                              60,872,158        3.350368      to       16.702019         264,557,017
 2011                              73,689,521        2.827567      to       14.380685         272,950,569
 2010                              89,489,400        3.095326      to       16.063497         364,143,342
 2009                              107,911,762       1.382913      to        2.527544         360,289,980
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                              101,391,395       3.017475      to       26.807485         266,783,674
 2012                              121,312,313       2.248978      to       20.413988         238,763,669
 2011                              152,517,725       1.731643      to       16.759168         244,404,726
 2010                              190,782,756       1.908941      to       18.703612         338,418,389
 2009                              207,571,583       1.543501      to       15.428257         299,786,292
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              137,083,426       1.155910      to        8.791539         185,222,153
 2012                              197,205,033       1.160594      to        9.018619         270,979,335
 2011                              253,806,826       1.165294      to        9.251565         348,699,155
 2010                              278,378,381       1.169987      to        9.496584         388,344,452
 2009                              394,109,617       1.174714      to        9.731684         558,280,031
HARTFORD SMALL COMPANY HLS
 FUND
 2013                              70,865,504        2.676695      to       23.830247         208,255,216
 2012                              85,716,186        1.868812      to       16.931244         175,238,367
 2011                              107,444,014       1.629049      to       15.019432         190,769,905
 2010                              132,583,667       1.699259      to       15.867552         243,386,724
 2009                              165,094,317       1.379913      to       13.144013         242,852,190
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                              61,740,693        2.827391      to       29.882823         159,354,863
 2012                              78,037,553        1.959485      to       21.159468         139,451,753
 2011                              103,870,127       1.612183      to       18.489306         160,234,058
 2010                              129,903,795       1.602359      to       18.602861         199,755,911
 2009                              153,956,067       1.182808      to       14.048026         171,648,984
HARTFORD STOCK HLS FUND
 2013                              237,136,047       1.522857      to       22.105924         834,255,075
 2012                              298,415,521       1.160781      to       17.147153         789,368,690
 2011                              385,624,897       1.022957      to       15.377877         867,187,184
 2010                              485,725,549       1.042582      to       15.949830       1,089,237,792
 2009                              585,666,262       0.915464      to       14.252063       1,156,766,761
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                              190,883,815       1.290524      to       10.124767         224,780,071
 2012                              258,352,947       1.323141      to       10.563991         317,962,428
 2011                              298,988,313       1.286224      to       10.450561         356,895,093
 2010                              369,258,369       1.236288      to       10.168674         424,936,372
 2009                              437,949,524       1.200679      to       10.075279         492,485,440

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.80%     to       2.50%      1.29%     to       1.47%      33.70%     to       36.42%
 2012                           0.80%     to       2.50%      0.31%     to       0.59%      12.73%     to       14.95%
 2011                           0.80%     to       2.55%        --      to         --       (3.63)%    to       (1.92)%
 2010                           0.80%     to       2.55%      0.75%     to       2.20%      22.67%     to       24.83%
 2009                           0.80%     to       2.55%      0.54%     to       0.69%      44.15%     to       46.69%
HARTFORD MIDCAP HLS FUND
 2013                           0.80%     to       2.55%      0.02%     to       0.11%      35.95%     to       38.70%
 2012                           0.80%     to       2.55%      0.58%     to       0.76%      16.14%     to       18.49%
 2011                           0.80%     to       2.55%      0.19%     to       0.68%     (10.48)%    to       (8.65)%
 2010                           0.80%     to       2.55%      0.06%     to       0.24%      20.05%     to       22.46%
 2009                           0.80%     to       2.30%      0.31%     to       0.52%      27.65%     to       29.91%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           0.40%     to       2.55%      1.25%     to       1.26%      31.32%     to       34.17%
 2012                           0.40%     to       2.55%        --      to       0.89%      21.81%     to       24.45%
 2011                           0.80%     to       2.55%      0.01%     to       0.01%     (11.09)%    to       (9.29)%
 2010                           0.80%     to       2.55%      0.34%     to       0.59%      21.23%     to       23.68%
 2009                           0.80%     to       2.55%      0.79%     to       1.55%      40.21%     to       43.04%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.40%     to       2.55%        --      to         --       (2.52)%    to       (0.40)%
 2012                           0.40%     to       2.55%        --      to         --       (2.52)%    to       (0.40)%
 2011                           0.40%     to       2.55%        --      to         --       (2.52)%    to       (0.40)%
 2010                           0.40%     to       2.55%        --      to         --       (2.47)%    to       (0.40)%
 2009                           0.40%     to       2.55%      0.06%     to       0.06%      (2.47)%    to       (0.34)%
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.80%     to       2.55%      0.09%     to       0.14%      40.75%     to       43.23%
 2012                           0.80%     to       2.55%        --      to         --       12.73%     to       14.72%
 2011                           0.80%     to       2.55%        --      to         --       (6.05)%    to       (4.13)%
 2010                           0.80%     to       2.55%        --      to         --       20.72%     to       23.14%
 2009                           0.80%     to       2.55%      0.01%     to       0.01%      25.76%     to       28.26%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.40%     to       2.55%      0.39%     to       0.41%      41.23%     to       44.29%
 2012                           0.40%     to       2.55%        --      to         --       14.44%     to       16.93%
 2011                           0.80%     to       2.55%        --      to         --       (1.38)%    to        0.61%
 2010                           0.80%     to       2.55%        --      to         --       32.78%     to       35.47%
 2009                           0.80%     to       2.55%      0.09%     to       0.09%      31.98%     to       34.31%
HARTFORD STOCK HLS FUND
 2013                           0.80%     to       2.55%      1.82%     to       2.39%      28.92%     to       31.19%
 2012                           0.80%     to       2.55%      1.82%     to       1.95%      11.51%     to       13.47%
 2011                           0.80%     to       2.55%      0.23%     to       1.30%      (3.83)%    to       (1.88)%
 2010                           0.80%     to       2.55%      1.11%     to       7.63%      11.91%     to       13.89%
 2009                           0.80%     to       2.55%      1.52%     to       4.66%      37.97%     to       40.41%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.80%     to       2.55%      1.92%     to       2.29%      (4.16)%    to       (2.47)%
 2012                           0.80%     to       2.55%      1.99%     to       2.78%       1.09%     to        2.87%
 2011                           0.80%     to       2.55%      1.35%     to       2.59%       1.98%     to        4.04%
 2010                           0.80%     to       2.55%      4.40%     to       4.99%       0.93%     to        2.97%
 2009                           0.80%     to       2.55%      0.03%     to       0.03%       0.53%     to        2.56%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2013                              143,828,991      $2.051624      to      $19.581385        $271,102,907
 2012                              181,822,992       1.567439      to       15.224093         263,264,891
 2011                              230,949,355       1.350602      to       13.349502         289,724,526
 2010                              301,550,580       1.388620      to       13.894587         390,894,357
 2009                              106,231,442       1.220702      to       12.460928         120,796,035
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                                 881,682        1.558655      to       18.494662           1,386,907
 2012                               1,243,869        1.216142      to       14.568218           1,535,141
 2011                               1,237,908        1.074414      to       12.933033           1,394,722
 2010                               1,520,022        1.241823      to       15.113785           1,958,360
 2009                               1,504,953        1.065583      to       13.933760           1,733,698
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                                 765,967        1.381592      to       21.285115           1,181,181
 2012                               1,090,144        1.044631      to       16.438427           1,226,042
 2011                               1,491,129        0.918020      to       14.673667           1,427,813
 2010                               1,882,417        0.907311      to       14.641059           1,810,049
 2009                               2,357,655        0.791532      to       12.894502           1,981,679
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                                  46,685        1.802036      to        1.960876             139,162
 2012                                  72,784        1.425493      to        1.509401             127,743
 2011                                  77,035        1.318656      to        1.386548             123,385
 2010                                  94,874        1.413023      to        1.475411             157,389
 2009                                 144,292        1.346740      to        1.416481             200,322
JENNISON PORTFOLIO
 2013                                 112,597        1.043813      to        1.340935             164,759
 2012                                 145,251        0.772397      to        1.000713             122,468
 2011                                 214,730        0.677174      to        0.884826             154,985
 2010                                 237,862        0.687659      to        0.906208             195,319
 2009                                 268,471        0.626026      to        0.832038             202,251
PRUDENTIAL VALUE PORTFOLIO
 2013                                  58,476        1.625821      to        1.699491              97,437
 2012                                  72,428        1.249028      to        1.301074              92,135
 2011                                 117,890        1.114204      to        1.156582             134,644
 2010                                 138,530        1.193215      to        1.246891             170,822
 2009                                 167,009        1.073058      to        1.115738             184,164
PRUDENTIAL SP INTERNATIONAL
 GROWTH PORTFOLIO
 2013                                  53,337        1.111944      to        1.209775              61,651
 2012                                  75,010        0.958633      to        1.035710              74,636
 2011                                  90,923        0.790577      to        0.862317              74,967
 2010                                 142,846        0.955296      to        1.033167             141,602
 2009                                 130,023        0.858899      to        0.921053             115,667
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                               4,771,472        1.766455      to       17.283833           7,833,386
 2012                               5,829,230        1.493657      to       14.820468           8,172,074
 2011                               8,132,430        1.336704      to       13.449999          10,255,917
 2010                               9,554,610        1.269817      to       12.957098          11,521,905
 2009                              11,670,512        1.133830      to       11.732553          12,666,234

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2013                           0.80%     to       2.55%      1.62%     to       1.84%      28.62%     to       30.89%
 2012                           0.80%     to       2.55%      2.09%     to       5.43%      14.04%     to       16.05%
 2011                           0.80%     to       2.55%      0.23%     to       1.56%      (4.67)%    to       (2.74)%
 2010                           0.80%     to       2.55%      1.19%     to       1.41%      11.51%     to       13.76%
 2009                           0.80%     to       2.55%      1.83%     to       1.84%      20.94%     to       23.38%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                           1.25%     to       2.20%      0.32%     to       0.63%      26.95%     to       28.16%
 2012                           1.25%     to       2.20%      0.95%     to       1.16%      12.12%     to       13.19%
 2011                           1.25%     to       2.35%      1.01%     to       1.11%     (14.43)%    to      (13.48)%
 2010                           1.25%     to       2.35%      0.80%     to       2.86%       8.65%     to        9.85%
 2009                           1.25%     to       2.20%      0.16%     to       0.16%      29.82%     to       31.06%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                           1.25%     to       2.55%      0.70%     to       0.72%      30.55%     to       32.26%
 2012                           1.25%     to       2.35%      1.19%     to       1.40%      12.55%     to       13.79%
 2011                           1.25%     to       2.20%      0.84%     to       0.87%       0.22%     to        1.18%
 2010                           1.25%     to       2.20%      1.08%     to       1.11%      12.98%     to       14.05%
 2009                           1.25%     to       2.20%      0.01%     to       0.01%      23.43%     to       24.61%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                           1.45%     to       2.30%        --      to         --       26.41%     to       27.49%
 2012                           1.60%     to       2.30%        --      to         --        8.10%     to        8.86%
 2011                           1.60%     to       2.30%        --      to         --       (6.68)%    to       (6.02)%
 2010                           1.60%     to       2.30%        --      to         --        4.92%     to        5.66%
 2009                           1.45%     to       2.30%        --      to         --       53.83%     to       55.14%
JENNISON PORTFOLIO
 2013                           1.45%     to       2.30%        --      to         --       34.00%     to       35.14%
 2012                           1.45%     to       2.30%        --      to         --       13.10%     to       14.06%
 2011                           1.45%     to       2.30%        --      to         --       (2.36)%    to       (1.52)%
 2010                           1.45%     to       2.30%      0.02%     to       0.02%       8.91%     to        9.85%
 2009                           1.45%     to       2.30%      0.28%     to       0.32%      39.35%     to       40.54%
PRUDENTIAL VALUE PORTFOLIO
 2013                           1.45%     to       1.80%        --      to         --       30.17%     to       30.62%
 2012                           1.45%     to       1.80%      0.55%     to       0.56%      12.10%     to       12.49%
 2011                           1.45%     to       1.80%      0.52%     to       0.55%      (7.57)%    to       (7.24)%
 2010                           1.45%     to       1.95%      0.33%     to       0.40%      11.20%     to       11.76%
 2009                           1.45%     to       1.95%      1.64%     to       1.66%      38.66%     to       39.36%
PRUDENTIAL SP INTERNATIONAL
 GROWTH PORTFOLIO
 2013                           1.45%     to       2.15%        --      to         --       15.99%     to       16.81%
 2012                           1.45%     to       2.15%        --      to         --       19.27%     to       20.11%
 2011                           1.45%     to       2.30%      0.45%     to       0.45%     (17.24)%    to      (16.54)%
 2010                           1.45%     to       2.30%      1.18%     to       1.18%      11.22%     to       12.17%
 2009                           1.45%     to       2.30%      1.29%     to       1.84%      33.34%     to       34.48%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.15%     to       2.55%      1.64%     to       1.65%      16.62%     to       18.26%
 2012                           1.15%     to       2.55%      1.44%     to       1.46%      10.19%     to       11.74%
 2011                           1.15%     to       2.55%      3.14%     to       3.15%       3.80%     to        5.27%
 2010                           1.15%     to       2.55%      1.79%     to       1.80%      10.44%     to       11.99%
 2009                           1.15%     to       2.55%      0.43%     to       2.03%      12.55%     to       14.13%

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                               4,625,573       $1.615983      to      $12.354089          $6,969,892
 2012                               5,752,665        1.675435      to       12.969731           9,051,170
 2011                               6,535,875        1.443061      to        1.597306           9,838,981
 2010                               7,893,650        1.361814      to        1.491631          11,182,472
 2009                               8,278,791        1.300371      to        1.409455          11,132,299
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                               3,685,325        1.516779      to        1.731711           5,907,319
 2012                               4,614,758        1.191094      to        1.344346           5,802,357
 2011                               5,732,007        1.020168      to        1.138271           6,154,961
 2010                               6,776,160        1.066890      to        1.176790           7,576,593
 2009                               6,390,165        0.959091      to        1.045797           6,382,520
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                               2,338,164       13.929161      to       15.402728           5,613,356
 2012                               2,922,221       11.788898      to       13.181039           5,835,366
 2011                               3,409,293       10.508483      to       11.833521           6,148,965
 2010                               4,305,316       12.205915      to       13.934674           8,816,160
 2009                               5,077,275        0.938037      to        1.016688           4,924,421
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 782,887        2.614760      to       18.439700           2,620,991
 2012                                 903,063        1.573930      to        1.760603           1,993,621
 2011                               1,169,373        1.651001      to       11.876449           2,376,964
 2010                               1,535,711        1.750561      to       12.738068           3,255,785
 2009                               1,765,327        1.288697      to        1.396830           2,352,092
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                                  31,162       23.699019      to       25.933633             759,218
 2012                                  41,932       16.910459      to       18.242749             733,239
 2011                                  50,732       14.675055      to       15.570971             766,783
 2010                                  61,118       14.889172      to       15.700399             935,513
 2009                                  43,851       11.384642      to       11.729041             505,686
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                 164,125       13.795343      to       15.906473           2,327,819
 2012                                 199,845       12.290051      to       14.142622           2,520,560
 2011                                 232,956       11.015731      to       12.549726           2,618,380
 2010                                 298,262       12.145999      to       13.689196           3,673,968
 2009                                  58,809       11.280843      to       11.810054             680,176
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                  99,256       15.103493      to       18.526761           1,604,436
 2012                                 130,671       11.841552      to       14.341170           1,647,871
 2011                                 165,421       10.452910      to       12.557748           1,835,957
 2010                                 979,784       12.857551      to       13.445072           2,248,106
 2009                               1,397,023       10.593999      to       10.989858           2,100,091

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.15%     to       2.40%      1.24%     to       1.24%      (4.75)%    to       (3.55)%
 2012                           1.15%     to       2.40%      0.34%     to       1.45%       3.59%     to        4.89%
 2011                           1.15%     to       2.20%      2.68%     to       2.76%       5.97%     to        7.08%
 2010                           1.15%     to       2.20%      3.34%     to       3.39%       4.73%     to        5.83%
 2009                           1.15%     to       2.20%      4.54%     to       4.55%       9.58%     to       10.74%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.15%     to       2.30%      1.02%     to       1.04%      27.34%     to       28.81%
 2012                           1.15%     to       2.30%      1.35%     to       1.36%      16.75%     to       18.10%
 2011                           1.15%     to       2.30%      0.52%     to       0.53%      (4.38)%    to       (3.27)%
 2010                           1.15%     to       2.30%      0.84%     to       0.86%      11.24%     to       12.53%
 2009                           1.15%     to       2.30%      2.03%     to       2.05%      14.21%     to       15.53%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.15%     to       2.40%      2.20%     to       2.38%      17.09%     to       18.15%
 2012                           1.15%     to       2.35%      1.37%     to       1.63%      11.04%     to       12.18%
 2011                           1.15%     to       2.45%      0.30%     to       0.65%     (14.90)%    to      (13.91)%
 2010                           1.15%     to       2.35%        --      to         --       14.09%     to       15.17%
 2009                           1.15%     to       2.20%      2.99%     to       3.06%      10.21%     to       11.37%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.15%     to       2.40%        --      to         --       46.99%     to       48.52%
 2012                           1.15%     to       2.20%        --      to         --        5.52%     to        6.64%
 2011                           1.15%     to       2.45%        --      to         --       (6.66)%    to       (5.69)%
 2010                           1.15%     to       2.20%        --      to         --       25.32%     to       27.38%
 2009                           1.15%     to       2.20%        --      to         --       49.33%     to       50.90%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2013                           1.15%     to       2.20%        --      to       0.01%      40.68%     to       42.16%
 2012                           1.15%     to       2.15%        --      to         --       15.23%     to       16.39%
 2011                           1.25%     to       2.15%        --      to         --       (1.71)%    to       (0.82)%
 2010                           1.25%     to       2.20%        --      to         --       32.60%     to       33.86%
 2009                           1.25%     to       1.90%        --      to         --       37.67%     to       38.56%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.25%     to       2.45%      0.69%     to       0.89%      13.33%     to       37.95%
 2012                           1.15%     to       2.45%      0.85%     to       1.12%      11.57%     to       12.69%
 2011                           1.15%     to       2.45%      0.67%     to       0.87%      (9.31)%    to       (8.32)%
 2010                           1.15%     to       2.45%      1.34%     to       1.34%      15.91%     to       21.46%
 2009                           1.15%     to       2.15%      1.00%     to       1.00%      56.78%     to       58.35%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.15%     to       2.40%        --      to       0.23%      27.89%     to       29.19%
 2012                           1.15%     to       2.20%      0.05%     to       0.60%      13.28%     to       14.20%
 2011                           1.15%     to       2.20%        --      to       0.14%      (6.60)%    to        4.53%
 2010                           1.15%     to       1.95%      0.76%     to       0.81%      21.37%     to       22.34%
 2009                           1.15%     to       1.95%        --      to         --       44.89%     to       46.05%

   * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

-------------------------------------------------------------------------------

  ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
 *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
   # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
   +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various

RIDER CHARGES:

    MAV/EPB Death Benefit Charge maximum of 0.30%

    The Hartford's Principal First Charge maximum of 0.75%

    The Hartford's Principal First Preferred Charge maximum of 0.20%

       MAV 70 Death Benefit maximum of 0.20%

       Optional Death Benefit maximum of 0.15%

       Earnings Protection Charge maximum of 0.20%

   These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2013 and 2012, and for the Years Ended December 31, 2013, 2012 and 2011

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                          PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                                 F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus                        F-3
 Statements of Operations                                                    F-4
 Statements of Changes in Capital and Surplus                                F-5
 Statements of Cash Flows                                                    F-6
 Notes to Statutory-Basis Financial Statements                               F-7

[DELOITTE LOGO]                                                     DELOITTE & TOUCHE LLP
                                                                    CityPlaceI, 32ndFloor
                                                                    185 Asylum Street
                                                                    Hartford,CT 06103-3402
                                                                    USA
                                                                    Tel:+1 860 725 3000
                                                                    Fax:+1860 725 3500
                                                                    www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2013 and 2012, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 25, 2014

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                     AS OF DECEMBER 31,
                                                2013                   2012
--------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                       $6,607,547,375        $13,760,107,102
 Common and preferred stocks                    127,419,027            833,792,149
 Mortgage loans on real estate                  748,644,757            907,375,838
 Real estate                                     24,138,440             24,674,594
 Contract loans                                 113,618,103            375,218,562
 Cash and short-term investments              1,073,189,919          2,012,782,902
 Derivatives                                    733,869,075            673,239,577
 Other invested assets                          412,748,837            279,355,350
                                          -----------------      -----------------
          TOTAL CASH AND INVESTED ASSETS      9,841,175,533         18,866,546,074
                                          -----------------      -----------------
 Investment income due and accrued              147,796,682            200,098,931
 Amounts recoverable for reinsurance             13,042,870            226,878,415
 Federal income tax recoverable                   4,563,265                     --
 Net deferred tax asset                         246,175,000            394,723,616
 Receivables from parent, subsidiaries
  and affiliates                                         --             13,512,043
 Other assets                                    87,962,342            157,051,791
 Separate Account assets                     44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                   TOTAL ADMITTED ASSETS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------
LIABILITIES
 Aggregate reserves for future benefits      $3,888,279,333         $9,208,744,094
 Liability for deposit-type contracts         1,359,149,615          1,543,283,228
 Policy and contract claim liabilities           17,654,042             74,111,929
 Asset valuation reserve                         43,221,943            162,571,194
 Interest maintenance reserve                    11,100,036             88,321,743
 Payables to parent, subsidiaries and
  affiliates                                     33,588,068             35,894,640
 Accrued expense allowances and other
  amounts due from Separate Accounts           (439,117,332)          (670,087,726)
 Funds held under reinsurance treaties
  with unauthorized reinsurers                  255,906,441          2,981,569,933
 Payable for investment repurchase
  program                                                --          1,614,859,275
 Collateral on derivatives                      184,976,453            467,830,775
 Other liabilities                            1,905,349,635          1,325,497,396
 Separate Account liabilities                44,216,206,885         45,851,885,131
                                          -----------------      -----------------
                       TOTAL LIABILITIES     51,476,315,119         62,684,481,612
                                          -----------------      -----------------
CAPITAL AND SURPLUS
 Common stock -- par value $1,250 per
  share, 3,000 shares authorized, 2,000
  shares issued and outstanding                   2,500,000              2,500,000
 Aggregate write-ins for other than
  special surplus funds                         356,288,911            169,606,804
 Gross paid-in and contributed surplus        1,724,153,661          2,771,903,231
 Unassigned surplus                             997,664,886             82,204,354
                                          -----------------      -----------------
               TOTAL CAPITAL AND SURPLUS      3,080,607,458          3,026,214,389
                                          -----------------      -----------------
       TOTAL LIABILITIES AND CAPITAL AND
                                 SURPLUS    $54,556,922,577        $65,710,696,001
                                          -----------------      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                              2013                      2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                       $(2,982,594,824)          $1,288,798,535           $1,401,142,759
 Net investment income                                         347,140,114              687,977,036              637,017,383
 Commissions and expense allowances on reinsurance
  ceded                                                        237,724,234               49,989,787               34,051,212
 Reserve adjustments on reinsurance ceded                  (11,525,149,849)          (8,032,092,137)          (7,279,328,984)
 Fee income                                                  1,091,315,212            1,206,201,964            1,366,934,784
 Other revenues                                                (32,644,968)              22,453,259               13,413,968
                                                      --------------------       ------------------       ------------------
                                      TOTAL REVENUES       (12,864,210,081)          (4,776,671,556)          (3,826,768,878)
                                                      --------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    320,204,707              759,877,305              703,019,683
 Disability and other benefits                                   3,947,333                8,161,076                9,127,886
 Surrenders and other fund withdrawals                        (155,831,892)             305,668,254              331,833,655
 Commissions and expense allowances                            452,981,544              468,295,588              523,282,542
 (Decrease) increase in aggregate reserves for life
  and accident and health policies                          (5,487,457,401)            (378,937,282)           2,416,785,246
 General insurance expenses                                     87,609,648              354,659,954              308,877,214
 Net transfers from Separate Accounts                       (9,917,191,960)          (7,601,449,859)          (7,446,610,318)
 Modified coinsurance adjustment on reinsurance
  assumed                                                     (242,324,170)            (292,387,321)            (201,842,919)
 IMR adjustment on reinsurance ceded                          (515,239,930)                      --                       --
 Other expenses                                                286,342,487              125,643,377              230,507,595
                                                      --------------------       ------------------       ------------------
                         TOTAL BENEFITS AND EXPENSES       (15,166,959,634)          (6,250,468,908)          (3,125,019,416)
                                                      --------------------       ------------------       ------------------
      NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
                        INCOME TAX (BENEFIT) EXPENSE         2,302,749,553            1,473,797,352             (701,749,462)
 Federal income tax (benefit) expense                         (220,692,418)             323,855,226              115,068,345
                                                      --------------------       ------------------       ------------------
                     NET GAIN (LOSS) FROM OPERATIONS         2,523,441,971            1,149,942,126             (816,817,807)
                                                      --------------------       ------------------       ------------------
 Net realized capital losses, after tax                     (1,801,673,490)            (438,565,374)             (41,037,858)
                                                      --------------------       ------------------       ------------------
                                   NET INCOME (LOSS)          $721,768,481             $711,376,752            $(857,855,665)
                                                      --------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,771,903,231           2,893,378,493           2,890,696,495
 Capital (return) contribution                                (1,047,749,570)           (121,475,262)              2,681,998
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      1,724,153,661           2,771,903,231           2,893,378,493
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      169,606,804             174,887,393             182,105,606
 Amortization and decreases of gain on inforce
  reinsurance                                                   (215,694,859)             (5,280,589)             (7,218,213)
 Additions to gain on inforce reinsurance                        402,376,966                      --                      --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        356,288,911             169,606,804             174,887,393
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                       82,204,354             684,067,442             805,765,945
 Net income (loss)                                               721,768,481             711,376,752            (857,855,665)
 Change in net unrealized capital (losses) gains on
  common stocks and other invested assets                       (154,476,512)           (106,980,222)            352,961,532
 Change in net unrealized foreign exchange capital
  gains(losses)                                                  363,986,509            (823,914,426)            265,927,783
 Change in net deferred income tax                              (375,254,834)             72,756,668             499,609,022
 Change in asset valuation reserve                               119,349,251              16,922,045            (162,934,104)
 Change in nonadmitted assets                                    240,087,637            (648,630,747)           (219,410,471)
 Cumulative effect of change in accounting principles                     --             176,605,742                      --
 Change in liability for reinsurance in unauthorized
  companies                                                               --                   1,100                   3,400
                                     BALANCE, END OF YEAR        997,664,886              82,204,354             684,067,442
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,080,607,458          $3,026,214,389          $3,931,439,070
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                             $15,820,221          $1,289,285,920          $1,399,332,372
 Net investment income                                           364,733,620             702,155,801             613,946,357
 Reserve adjustments on reinsurance                          (11,525,149,849)         (8,032,092,137)         (7,279,328,984)
 Miscellaneous income                                          1,635,924,081           1,261,070,634           1,409,156,457
                                                           -----------------       -----------------       -----------------
  Total income                                                (9,508,671,927)         (4,779,579,782)         (3,856,893,798)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                  (377,328,461)            861,678,272           1,061,260,232
 Federal income tax payments (recoveries)                         47,256,686             (75,830,891)           (115,479,588)
 Net transfers from Separate Accounts                        (10,148,162,354)         (7,815,822,328)         (7,863,768,436)
 Other expenses                                                  997,622,493           1,837,953,351              64,878,126
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (9,480,611,636)         (5,192,021,596)         (6,853,109,666)
                                                           -----------------       -----------------       -----------------
     NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES        (28,060,291)            412,441,814           2,996,215,868
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,037,482,299           6,156,517,642           5,209,426,005
 Common and preferred stocks                                     342,055,826             199,580,266              53,875,698
 Mortgage loans                                                    5,855,121              69,995,071              34,571,199
 Derivatives and other                                           158,163,292              33,818,042             251,024,069
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,543,556,538           6,459,911,021           5,548,896,971
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         3,576,442,582           8,537,855,101           6,908,483,885
 Common and preferred stocks                                      55,567,364              15,489,335             146,121,947
 Mortgage loans                                                   27,000,000             316,475,000             256,825,000
 Real estate                                                         589,238                 236,398                      --
 Derivatives and other                                         1,270,287,989           1,207,268,735             119,866,202
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   4,929,887,173          10,077,324,569           7,431,297,034
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                   (7,915,459)              4,563,280               6,146,082
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES      1,621,584,824          (3,621,976,828)         (1,888,546,145)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Return of capital and paid in surplus                        (1,049,578,625)                     --                      --
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                  (2,725,663,492)            428,824,026             552,976,734
 Collateral (paid) received on investment repurchase
  program                                                     (1,614,859,275)          1,614,859,275                      --
 Net other cash provided (used)                                2,856,983,877                (909,087)            (54,575,550)
                                                           -----------------       -----------------       -----------------
            NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                 MISCELLANEOUS ACTIVITIES     (2,533,117,515)          2,042,774,214             498,401,184
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                    (939,592,982)         (1,166,760,800)          1,606,070,907
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            2,012,782,902           3,179,543,702           1,573,472,795
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $1,073,189,920          $2,012,782,902          $3,179,543,702
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 IMR adjustment on reinsurance ceded                             515,239,930                      --                      --
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           1,924,751               5,189,550               2,681,998
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation                177,694               2,721,550               1,736,296
 Noncash transfer of premiums for the reinsurance
  transaction                                                  2,983,414,000                      --
 Noncash transfer of bonds for the reinsurance
  transaction                                                 (5,305,075,000)                     --
 Noncash transfer of contract loans for the reinsurance
  transaction                                                    253,685,000                      --
 Noncash transfer of mortgage loans for the reinsurance
  transaction                                                   (184,962,000)                     --
 Noncash transfer of investment income for the
  reinsurance transaction                                        (63,149,000)                     --
 Noncash transfer of deposit liabilities for the
  reinsurance transaction                                         24,594,000                      --
 Noncash transfer of funds withheld for the reinsurance
  transaction                                                  2,768,953,000                      --
 Noncash transfer other for the reinsurance transaction           29,910,000                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2013 AND 2012 AND 2011

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses on January 2, 2013, January 1, 2013, and November 30, 2012, respectively. See Notes 6 and 13.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2013                    2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $721,768,481            $711,376,752            $(857,855,665)
State prescribed practice:
Reinsurance reserve credit (as described above)                (180,280,857)            (88,280,194)             161,739,538
                                                          -----------------       -----------------       ------------------
                                                               (180,280,857)            (88,280,194)             161,739,538
                             NET INCOME (LOSS), NAIC SAP      $ 902,049,338           $ 799,656,946         $ (1,019,595,203)
                                                          -----------------       -----------------       ------------------
Statutory capital and surplus, State of Connecticut          $3,080,607,458          $3,026,214,389           $3,931,439,071
 Basis
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           127,493,929             307,774,786              396,054,980
                                                          -----------------       -----------------       ------------------
                                                                127,493,929             307,774,786              396,054,980
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,953,113,529         $ 2,718,439,603          $ 3,535,384,091
                                                          -----------------       -----------------       ------------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 3 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2013 and 2012, the Company had $13,054,818,842 and $15,553,422,110, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential") effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2013 and 2012 totaled $55,342,530 and $64,681,219, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2013 is presented below:

                                                                SEPARATE
                                                                 ACCOUNT         SEPARATE
                                                GENERAL           WITH           ACCOUNT
                                                ACCOUNT        GUARANTEES     NONGUARANTEED         TOTAL           % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. with fair value adjustment                $1,356,866,201       $ --                  $ --    $1,356,866,201          3.11
 2. At book value less current surrender
  charge of 5% or more                            69,909,202         --                    --        69,909,202          0.16
 3. At fair value                                         --         --        39,133,902,165    39,133,902,165         89.60
                                            ----------------      -----      ----------------  ----------------      --------
 4. Total with adjustment or at fair value     1,426,775,403         --        39,133,902,165    40,560,677,568         92.87
 5. At book value without adjustment
  (minimal or no charge or adjustment)         2,457,036,516         --                    --     2,457,036,516          5.63
B. Not subject to discretionary withdrawal       432,135,912         --           224,032,325       656,168,237          1.50
                                            ----------------      -----      ----------------  ----------------      --------
C. Total (gross)                               4,315,947,831         --        39,357,934,490    43,673,882,321        100.00
D. Reinsurance ceded                             274,647,587         --                    --       274,647,587
                                            ----------------      -----      ----------------  ----------------      --------
E. Total (net)                                $4,041,300,244       $ --       $39,357,934,490   $43,399,234,734
                                            ----------------      -----      ----------------  ----------------      --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                       $2,677,915,829
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                             4,234,802
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                         1,359,149,613
                                            ----------------
 4. Subtotal                                   4,041,300,244
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                       39,357,934,490
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                    --
 7. Policyholder dividend and coupon
  accumulations                                           --
 8. Policyholder premiums                                 --
 9. Guaranteed interest contracts                         --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                    --
                                            ----------------
 11. Subtotal                                 39,357,934,490
                                            ----------------
 12. Combined total                          $43,399,234,734
                                            ----------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2013 and 2012.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $43,221,943 and $162,571,194 as of December 31, 2013 and 2012, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2013 and 2012 were $11,100,036, and $88,321,737, respectively. The net capital gains captured in the IMR, net of taxes, in 2013, 2012, and 2011 were $430,558,728, $44,533,696 and $22,055,099, respectively. In addition, an
IMR adjustment of $515,239,930 was included in the Company's Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note
6). The amount of (expense) income amortized from the IMR net of taxes in 2013, 2012, and 2011 included in the Company's Statements of Operations, was $(7,459,495), $17,095,758 and $4,967,011, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $6,200,993, $21,190,901 and $9,684,957 for the years ended December 31, 2013, 2012 and 2011, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $572,799, $33,439 and $245,204 for the years ended December 31, 2013, 2012 and 2011, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2013, 2012 and 2011, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $397,161, $565,263 and $682,306, respectively.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

The Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effect of these revisions allows offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company adopted these changes on January 1, 2013, and as a result both Derivative Assets and Derivative Liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

3.  INVESTMENTS

For the years ended December 31,

COMPONENTS OF NET INVESTMENT INCOME

                                               2013             2012             2011
-------------------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                      $305,078,924     $575,468,717     $509,808,728
Interest income from contract loans             2,579,385       22,174,261       22,747,522
Interest income from mortgage loans on
 real estate                                   32,925,013       41,558,591       30,291,082
Interest and dividends from other
 investments                                   20,673,754       64,491,175       86,751,995
Gross investment income                       361,257,076      703,692,744      649,599,327
 Less: investment expenses                     14,116,962       15,715,708       12,581,944
                                          ---------------  ---------------  ---------------
                   NET INVESTMENT INCOME     $347,140,114     $687,977,036     $637,017,383
                                          ---------------  ---------------  ---------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                               2013                 2012                 2011
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains               $276,044,680       $1,362,269,460       $1,023,591,266
Gross unrealized capital losses               (81,199,685)         (66,702,724)        (161,289,941)
Net unrealized capital gains                  194,844,995        1,295,566,736          862,301,325
Balance, beginning of year                  1,295,566,736          862,301,325          246,871,397
                                          ---------------      ---------------      ---------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
     ON BONDS AND SHORT-TERM INVESTMENTS  $(1,100,721,741)        $433,265,411         $615,429,928
                                          ---------------      ---------------      ---------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                              2013              2012              2011
----------------------------------------------------------------------------------------------
Gross unrealized capital gains              $1,716,459          $720,924        $4,123,643
Gross unrealized capital losses            (13,368,710)     (209,618,658)     (174,273,946)
Net unrealized capital losses              (11,652,251)     (208,897,734)     (170,150,303)
Balance, beginning of year                (208,897,734)     (170,150,303)     (335,667,886)
                                          ------------      ------------      ------------
  CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON COMMON AND PREFERRED STOCKS  $197,245,483      $(38,747,431)     $165,517,583
                                          ------------      ------------      ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                               2013                2012               2011
---------------------------------------------------------------------------------------------------
Bonds and short-term investments             $659,992,430       $(22,131,292)       $56,145,379
Common stocks -- unaffiliated                    (582,355)         1,259,413            144,514
Common stocks -- affiliated                  (615,935,478)        36,605,566                 --
Preferred stocks -- unaffiliated                 (227,302)                --           (245,204)
Mortgage loans on real estate                   4,909,922           (126,000)                --
Derivatives                                (1,515,076,501)      (392,397,711)       (77,242,753)
Other invested assets                            (212,614)         8,941,445         12,472,692
Net realized capital losses                (1,467,131,898)      (367,848,579)        (8,725,372)
Capital gains tax (benefit) expense           (96,017,136)        26,183,099         10,257,387
Net realized capital losses, after tax     (1,371,114,762)      (394,031,678)       (18,982,759)
 Less: amounts transferred to IMR             430,558,728         44,533,696         22,055,099
                                          ---------------      -------------      -------------
  NET REALIZED CAPITAL LOSSES, AFTER TAX  $(1,801,673,490)     $(438,565,374)      $(41,037,858)
                                          ---------------      -------------      -------------

For the years ended December 31, 2013, 2012 and 2011, sales of unaffiliated bonds and short-term investments resulted in proceeds of $11,338,855,187, $6,348,001,597 and $6,028,566,737, gross realized capital gains of $812,904,415,
$122,902,196 and $103,207,903, and gross realized capital losses of $113,239,883, $47,294,722 and $46,490,884 respectively, before transfers to the
IMR.

For the years ended December 31, 2013, 2013 and 2012, sales of unaffiliated common and preferred stocks resulted in proceeds of $26,639,552, $68,765,398 and $875,698, gross realized capital gains of $434,253, $4,275,703 and $152,187, and gross realized capital losses of $671,111, $2,982,847 and $7,673, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of OTC, OTC-cleared, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2013 and 2012, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2013 and 2012, the average fair value for derivatives held for other investment and/or risk management activities was $71,171,332 and $879,622,080, respectively. The Company did not have any unrealized gains or losses during 2013 and 2012 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                        AS OF DECEMBER 31, 2013                             AS OF DECEMBER 31, 2012
                             NOTIONAL              FAIR          CARRYING        NOTIONAL              FAIR           CARRYING
(AMOUNTS IN THOUSANDS)       VALUE                VALUE            VALUE         VALUE                VALUE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps             $100,000             $247            $ --           $100,000           $2,419             $ --
 Foreign currency swaps                --               --              --             20,082             (589)          (2,098)
 Japan 3Win related foreign
  currency                      1,331,602         (353,529)             --          1,553,624         (127,149)              --
Fair value hedges
 Interest rate swaps                   --               --              --             27,999              (50)              --
Replication transactions
 Credit default swaps             361,580            9,632           4,464            252,500            4,076            2,608
Other investment and/or
 Risk Management activities
 Interest rate caps                    --               --              --             54,077               --               --
 Credit default swaps              44,490             (690)           (690)           144,490           (1,060)          (1,060)
 Credit default swaps --
  offsetting                      451,464              (47)            (47)           519,972           (2,764)          (2,764)
 Foreign currency swaps            40,000           (3,576)         (3,576)            50,000           (9,072)          (9,072)
 U.S. GMWB hedging
  derivatives                  13,920,947           86,775          86,775         13,280,533          508,651          508,651
 Equity index options                  --               --              --             45,458            2,270            2,270
 Interest rate swaps                   --               --              --             20,000            4,034            4,034
 Interest rate swaps --
  offsetting                      260,010          (13,679)        (13,679)           260,010          (15,767)         (15,767)
 U.S. macro hedge program       9,934,025          139,322         139,322          7,442,223          285,785          285,785
 International program
  hedging instruments          16,188,869            8,030           8,030         22,450,857         (167,597)        (167,597)
                             ------------       ----------       ---------       ------------       ----------       ----------
                      TOTAL   $42,632,987        $(127,515)       $220,599        $46,221,825         $483,187         $604,990
                             ------------       ----------       ---------       ------------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were gains and (losses) of $0, $4,520,509 and $0 in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2013, 2012 and 2011, respectively, that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                        REALIZEDHGAINSR/E(LOSSES)          FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  FOR THE YEAR ENDED                  DECEMBER 31, 2012               DECEMBER 31, 2011
BY STRATEGY                             DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------------------------------
Credit default swaps                                  $(911)                        $2,904                            $738
Credit default swaps -- offsetting                      676                         (1,314)                           (265)
Foreign currency swaps                                   72                         12,448                              --
U.S. GMWB hedging derivatives                      (321,745)                      (242,461)                       (162,431)
Equity index options                                    772                             48                             (66)
Interest rate swaps and futures                      (4,649)                         9,294                             112
Interest rate swaps -- offsetting                        --                           (596)                             --
U.S. macro hedge program                           (244,645)                       (92,869)                       (276,125)
International program hedging
 instruments                                       (875,484)                      (104,440)                        326,758
                                              -------------                    -----------                     -----------
                                 TOTAL          $(1,445,914)                     $(416,986)                      $(111,279)
                                              -------------                    -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company utilizes equity options and swaps to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates, and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. The Company also enters into foreign currency denominated interest rate swaps to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2013

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $170,000       $3,933       $2,120
Basket credit default swaps (4)
 Investment grade risk exposure              323,079        5,053        1,965
 Below investment grade                       27,960        2,611        2,345
 Investment grade risk exposure               69,112       (1,168)      (1,168)
Credit linked notes
 Investment grade risk exposure               50,000       48,005       49,940
                                            --------      -------      -------
                                 TOTAL      $640,151      $58,434      $55,202
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  3 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
Basket credit default swaps (4)
 Investment grade risk exposure                  4 years            Corporate             BBB+
                                                                       Credit
 Below investment grade                          5 years            Corporate             BB-
                                                                       Credit
 Investment grade risk exposure                  3 years          CMBS Credit             AA-
Credit linked notes
 Investment grade risk exposure                  3 years            Corporate             BBB+
                                                                       Credit
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $75,000            $(1,169)           $(1,169)

Basket credit default swaps (4)
 Investment grade risk exposure                        81,812               (844)              (844)

 Below investment grade                                    --                 --                 --

 Investment grade risk exposure                        69,112              1,168              1,168
Credit linked notes
 Investment grade risk exposure                            --                 --                 --

                                                 ------------          ---------          ---------
                                 TOTAL               $225,924              $(845)             $(845)
                                                 ------------          ---------          ---------

                            AS OF DECEMBER 31, 2012

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $340,953       $4,280       $2,796
 Below investment grade risk exposure         14,313         (188)        (188)
Basket credit default swaps (4)
 Investment grade risk exposure              190,059        1,104        1,119
 Investment grade risk exposure               70,000       (2,835)      (2,835)
Credit linked notes
 Investment grade risk exposure               50,000       45,040       49,920
                                            --------      -------      -------
                                 TOTAL      $665,325      $47,401      $50,812
                                            --------      -------      -------

                                                                     UNDERLYING REFERENCED
                                                                     CREDIT OBLIGATION(S)
                                                WEIGHTED
                                                AVERAGE
                                                YEARS TO                              AVERAGE
(AMOUNTS IN THOUSANDS)                          MATURITY           TYPE            CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  4 years            Corporate              A+
                                                              Credit/ Foreign
                                                                         Gov.
                                                                    Corporate
 Below investment grade risk exposure              1year               Credit              B+
Basket credit default swaps (4)
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB+
 Investment grade risk exposure                  4 years          CMBS Credit              A+
Credit linked notes
                                                                    Corporate
 Investment grade risk exposure                  4 years               Credit             BBB-
                                                --------      ---------------           --------
                                 TOTAL
                                                --------      ---------------           --------

                                        UNDERLYING REFERENCED
                                        CREDIT OBLIGATION(S)

                                                  OFFSETTING          OFFSETTING         OFFSETTING
                                        AVERAGE    NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                CREDIT RATING (1)
--------------------------------------  ---------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                       $94,053            $(2,340)           $(2,340)

 Below investment grade risk exposure                  14,313               (452)              (452)
Basket credit default swaps (4)

 Investment grade risk exposure                        78,276               (875)              (875)
 Investment grade risk exposure                        70,000              2,835              2,835
Credit linked notes

 Investment grade risk exposure                            --                 --                 --
                                                 ------------          ---------          ---------
                                 TOTAL               $256,642              $(832)             $(832)
                                                 ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $420,151 and $260,059 as of December 31, 2013 and 2012,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A/A- or better which are monitored and evaluated by the Company's risk management team and reviewed by senior management. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2013, 2012, and 2011 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2013 and 2012, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                GROSS           GROSS              ESTIMATED
                                             STATEMENT        UNREALIZED     UNREALIZED               FAIR
                                               VALUE            GAINS          LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2013
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                      $401,758,359        $153,667    $(4,323,247)          $397,588,779
 -- Guaranteed and sponsored --
  asset-backed                               1,116,470,396      13,982,202    (10,019,809)         1,120,432,789
States, municipalities and political
 subdivisions                                   81,394,373       2,740,607     (6,665,246)            77,469,734
International governments                      377,036,628       1,988,220     (8,298,249)           370,726,599
All other corporate -- excluding
 asset-backed                                2,666,326,757     160,638,516    (32,290,065)         2,794,675,208
All other corporate -- asset-backed            923,926,265      27,853,249    (18,883,429)           932,896,085
Hybrid securities                               31,322,205       1,304,128       (719,640)            31,906,693
Short-term investments                         820,923,832              --             --            820,923,832
Affiliated bond                              1,009,312,392      67,384,091             --          1,076,696,483
                                          ----------------  --------------  -------------       ----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $7,428,471,207    $276,044,680   $(81,199,685)        $7,623,316,202
                                          ----------------  --------------  -------------       ----------------

                                                             GROSS         GROSS             ESTIMATED
                                                          UNREALIZED    UNREALIZED              FAIR
                                               COST          GAINS        LOSSES               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2013
Common stocks -- unaffiliated                $96,150,353   $1,716,459   $(12,490,473)         $85,376,339
Common stocks -- affiliated                   40,014,377           --       (778,892)          39,235,485
                                          --------------  -----------  -------------       --------------
                     TOTAL COMMON STOCKS    $136,164,730   $1,716,459   $(13,269,365)        $124,611,824
                                          --------------  -----------  -------------       --------------

                                                           GROSS              GROSS          ESTIMATED
                                           STATEMENT     UNREALIZED        UNREALIZED          FAIR
                                             VALUE         GAINS             LOSSES            VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2013
Preferred stocks -- unaffiliated           $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------
                  TOTAL PREFERRED STOCKS   $2,807,203       $ --             $(99,345)       $2,707,858
                                          -----------       ----            ---------       -----------

                                                                  GROSS            GROSS               ESTIMATED
                                              STATEMENT         UNREALIZED      UNREALIZED               FAIR
                                                VALUE             GAINS           LOSSES                 VALUE
--------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --
  excluding asset-backed                     $1,701,238,189      $113,882,510   $(11,282,937)         $1,803,837,762
 -- Guaranteed and sponsored --
  asset-backed                                2,269,303,170        65,613,690       (740,169)          2,334,176,691
States, municipalities and political
 subdivisions                                   541,077,559        83,135,680        (20,027)            624,193,212
International governments                       425,402,388        20,370,687         (9,328)            445,763,747
All other corporate -- excluding
 asset-backed                                 6,361,023,917       892,122,605     (2,845,895)          7,250,300,627
All other corporate -- asset-backed           1,258,505,776        85,716,013    (49,217,597)          1,295,004,192
Hybrid securities                                47,181,632         3,906,596     (2,586,771)             48,501,457
Short-term investments                        1,218,426,755                --             --           1,218,426,755
Affiliated bond                               1,156,374,471        97,521,679             --           1,253,896,150
                                          -----------------  ----------------  -------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $14,978,533,857    $1,362,269,460   $(66,702,724)        $16,274,100,593
                                          -----------------  ----------------  -------------       -----------------

                                                                   GROSS               GROSS              ESTIMATED
                                                                 UNREALIZED         UNREALIZED               FAIR
                                                COST               GAINS              LOSSES                VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                 $102,656,234         $720,924           $(4,963,989)         $98,413,169
Common stocks -- affiliated                    931,351,749               --          (204,239,309)         727,112,440
                                          ----------------       ----------       ---------------       --------------
                     TOTAL COMMON STOCKS    $1,034,007,983         $720,924         $(209,203,298)        $825,525,609
                                          ----------------       ----------       ---------------       --------------

                                                              GROSS           GROSS             ESTIMATED
                                            STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                              VALUE           GAINS           LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated             $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------
                  TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                          -------------        ----        ------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2013 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                              STATEMENT           ESTIMATED
                                                VALUE             FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                       $1,175,914,202      $1,180,903,398
Due after one year through five years          2,431,718,926       2,512,433,469
Due after five years through ten years         2,463,337,703       2,567,369,198
Due after ten years                            1,357,500,376       1,362,610,137
                                          ------------------  ------------------
                                   TOTAL      $7,428,471,207      $7,623,316,202
                                          ------------------  ------------------

At December 31, 2013 and 2012, securities with a statement value of $3,992,556 and $3,951,872, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 3.69% and 2.70% and 4.30% and 3.00% for loans during 2013 and 2012, respectively. During 2013 and 2012, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2013 and 2012, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75% and 78%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2013 and 2012, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2013 and 2012, there were impaired loans with a related allowance for credit losses of $397,161 and $565,263 with interest income recognized during the period the loans were impaired of $1,597,863 and $5,330,564, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2013 and 2012.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to see or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275. As of December 31, 2012, the aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, securities pledged of $298,660,822 and $110,458,232, respectively, were included in bonds and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $173,710,141 and $146,653,733, respectively, as of December 31, 2013 and 2012, included in other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a statement value of $132,335,000 and $483,734,283, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $64,815,986 and $161,738,539, respectively, which the Company has the ability to sell or repledge. As of December 31, 2013 and 2012, the statement value of repledged securities totaled $0, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2013 and 2012.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2013:

                                                         LESS THAN 12 MONTHS
                                         AMORTIZED            FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                      COST             VALUE                LOSSES
----------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                 $387,807          $383,781             $(4,026)
  -- guaranteed & sponsored
  -- asset-backed                            673,603           663,593             (10,010)
States, municipalities & political
 subdivisions                                 57,344            50,967              (6,377)
International governments                    104,339            96,061              (8,278)
All other corporate including
 international                               603,716           573,068             (30,648)
All other corporate -- asset-backed           64,690            62,589              (2,101)
Hybrid securities                                 --                --                  --
                                        ------------      ------------          ----------
                TOTAL FIXED MATURITIES     1,891,499         1,830,059             (61,440)
Common stock -- unaffiliated                  25,017            23,400              (1,617)
Common stock -- affiliated                        --                --                  --
Preferred stock -- unaffiliated                   --                --                  --
                                        ------------      ------------          ----------
                          TOTAL STOCKS        25,017            23,400              (1,617)
                                        ------------      ------------          ----------
                      TOTAL SECURITIES   $ 1,916,516       $ 1,853,459           $ (63,057)
                                        ------------      ------------          ----------

                                                            12 MONTHS OR MORE
                                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)                         COST               VALUE               LOSSES
--------------------------------------  ----------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                     $3,433              $3,136               $(297)
  -- guaranteed & sponsored
  -- asset-backed                                  168                 158                 (10)
States, municipalities & political
 subdivisions                                    1,044                 756                (288)
International governments                          331                 311                 (20)
All other corporate including
 international                                  52,287              50,645              (1,642)
All other corporate -- asset-backed            420,363             403,580             (16,783)
Hybrid securities                                9,000               8,280                (720)
                                            ----------          ----------          ----------
                TOTAL FIXED MATURITIES         486,626             466,866             (19,760)
Common stock -- unaffiliated                    63,388              52,514             (10,874)
Common stock -- affiliated                      40,014              39,235                (779)
Preferred stock -- unaffiliated                  2,807               2,708                 (99)
                                            ----------          ----------          ----------
                          TOTAL STOCKS         106,209              94,457             (11,752)
                                            ----------          ----------          ----------
                      TOTAL SECURITIES       $ 592,835           $ 561,323           $ (31,512)
                                            ----------          ----------          ----------

                                                               TOTAL
                                         AMORTIZED          FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)                     COST             VALUE               LOSSES
--------------------------------------  ----------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored                $391,240         $386,917             $(4,323)
  -- guaranteed & sponsored
  -- asset-backed                           673,771          663,751             (10,020)
States, municipalities & political
 subdivisions                                58,388           51,723              (6,665)
International governments                   104,670           96,372              (8,298)
All other corporate including
 international                              656,003          623,713             (32,290)
All other corporate -- asset-backed         485,053          466,169             (18,884)
Hybrid securities                             9,000            8,280                (720)
                                        -----------      -----------          ----------
                TOTAL FIXED MATURITIES    2,378,125        2,296,925             (81,200)
Common stock -- unaffiliated                 88,405           75,914             (12,491)
Common stock -- affiliated                   40,014           39,235                (779)
Preferred stock -- unaffiliated               2,807            2,708                 (99)
                                        -----------      -----------          ----------
                          TOTAL STOCKS      131,226          117,857             (13,369)
                                        -----------      -----------          ----------
                      TOTAL SECURITIES  $ 2,509,351      $ 2,414,782           $ (94,569)
                                        -----------      -----------          ----------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2013, fixed maturities, comprised of approximately 590 securities, accounted for approximately 87% of the Company's total unrealized loss amount. The securities were primarily related to corporate securities, U.S. government and government agency securities, and foreign government and government agency securities, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 98% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2013 was primarily attributable to an increase in interest rates, partially offset by tighter credit spreads.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the continued market and economic uncertainties surrounding the performance of certain structures or vintages. The Company does not have an intention to sell the securities outlined above and has the intent to hold these securities until they recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2013.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                                    LESS THAN 12 MONTHS
                                     AMORTIZED              FAIR            UNREALIZED
(AMOUNTS IN THOUSANDS)                  COST               VALUE              LOSSES
------------------------------------------------------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $223,652            $212,369            $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                      249,828             249,091               (737)
States, municipalities &
 political subdivisions                  1,055               1,035                (20)
International governments                  528                 518                (10)
All other corporate including
 international                         287,700             285,851             (1,849)
All other corporate --
 asset-backed                           51,133              45,653             (5,480)
Hybrid securities                           --                  --                 --
                                      --------            --------            -------
         TOTAL FIXED MATURITIES        813,896             794,517            (19,379)
Common stock -- unaffiliated            60,000              56,280             (3,720)
Common stock -- affiliated                  --                  --                 --
Preferred stock -- unaffiliated             --                  --                 --
                                      --------            --------            -------
                   TOTAL STOCKS         60,000              56,280             (3,720)
                                      --------            --------            -------
               TOTAL SECURITIES       $873,896            $850,797            $(23,099)
                                      --------            --------            -------

                                             12 MONTHS OR MORE
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored           $ --            $ --            $ --
  -- guaranteed & sponsored
  -- asset-backed                       78              75              (3)
States, municipalities &
 political subdivisions                 --              --              --
International governments               --              --              --
All other corporate including
 international                      47,003          46,006            (997)
All other corporate --
 asset-backed                      499,760         456,023         (43,737)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock -- unaffiliated        11,397          10,153          (1,244)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS    950,793         744,895        (205,898)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $1,523,691      $1,270,469      $(253,222)
                                 ---------       ---------        --------

                                                   TOTAL
                                 AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)             COST            VALUE           LOSSES
-------------------------------  -----------------------------------------------
U.S. gov't and gov't agencies &
 authorities
  -- guaranteed & sponsored       $223,652        $212,369        $(11,283)
  -- guaranteed & sponsored
  -- asset-backed                  249,906         249,166            (740)
States, municipalities &
 political subdivisions              1,055           1,035             (20)
International governments              528             518             (10)
All other corporate including
 international                     334,703         331,857          (2,846)
All other corporate --
 asset-backed                      550,893         501,676         (49,217)
Hybrid securities                   26,057          23,470          (2,587)
                                 ---------       ---------        --------
         TOTAL FIXED MATURITIES  1,386,794       1,320,091         (66,703)
Common stock -- unaffiliated        71,397          66,433          (4,964)
Common stock -- affiliated         931,352         727,113        (204,239)
Preferred stock -- unaffiliated      8,044           7,629            (415)
                                 ---------       ---------        --------
                   TOTAL STOCKS  1,010,793         801,175        (209,618)
                                 ---------       ---------        --------
               TOTAL SECURITIES  $2,397,587      $2,121,266      $(276,321)
                                 ---------       ---------        --------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to collateralized mortgage-backed securities ("CMBS"), collateralized debt obligation ("CDO"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2013, the Company recognized losses for OTTIs on loan-backed and structured securities of $4,671,769 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $23,482,324 and $18,810,555, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2013 for loan-backed securities held as of December 31, 2013 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                         2
                                      BOOK/ADJ
                                      CARRYING
                                       VALUE                     3
                                     AMORTIZED             PRESENT VALUE
                                    COST BEFORE                  OF
              1                    CURRENT PERIOD            PROJECTED
            CUSIP                       OTTI                 CASH FLOWS
-----------------------------------------------------------------------------
07383F           MR         6             $6,832                  $5,067
173067           AJ         8            136,182                 100,581
52108H           MN         1            178,850                 178,356
07383F           MR         6              4,767                   2,164
52108H           MN         1            171,360                 155,854
61746W           HJ         2             95,552                  92,694
07383F           MR         6              2,096                     543
36158Y           HD         4            293,921                 228,891
46625M           PS         2            189,628                  81,262
52108H           MN         1            150,288                 121,794
83611M           PH         5          2,290,546               2,183,158
46625M           MY         2            441,874                 294,579
46625M           PS         2             71,683                  60,949
52108H           MN         1            116,825                 104,638
55312Y           BD         3          1,079,116               1,051,483
61746W           HJ         2             74,906                  53,186
929766           CZ         4            112,306                  17,401
                                                                   TOTAL


                                                                             7
                                                                          DATE OF
                                       5                  6              FINANCIAL
                    4              AMORTIZED             FAIR            STATEMENT
                RECOGNIZED         COST AFTER          VALUE AT            WHERE
                   OTTI               OTTI           TIME OF OTTI         REPORTED
--------  --------------------------------------------------------------------------
07383F               $1,765             $5,067                $18          3/31/2013
173067               35,601            100,581            305,819          3/31/2013
52108H                  494            178,356              6,592          3/31/2013
07383F                2,603              2,164                  2          6/30/2013
52108H               15,506            155,854              2,723          6/30/2013
61746W                2,858             92,694             81,400          6/30/2013
07383F                1,553                543                  1          9/30/2013
36158Y               65,030            228,891            386,504          9/30/2013
46625M              108,366             81,262             46,366          9/30/2013
52108H               28,494            121,794              2,576          9/30/2013
83611M              107,388          2,183,158          1,911,903          9/30/2013
46625M              147,295            294,579            339,669         12/31/2013
46625M               10,734             60,949             39,698         12/31/2013
52108H               12,187            104,638             39,986         12/31/2013
55312Y               27,633          1,051,483          1,412,438         12/31/2013
61746W               21,720             53,186             67,225         12/31/2013
929766               94,905             17,401                228         12/31/2013
               ------------       ------------       ------------       ------------
                   $684,132
               ------------       ------------       ------------       ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2013. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2013
                                     QUOTED PRICES IN           SIGNIFICANT              SIGNIFICANT
                                    ACTIVE MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                     IDENTICAL ASSETS              INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                   (LEVEL 1)               (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
All other corporate --
 asset-backed                                  $ --                    $ --                      $62                     $62
Common stocks                                85,039                      --                      337                  85,376
                                        -----------              ----------              -----------          --------------
            TOTAL BONDS AND STOCKS           85,039                      --                      399                  85,438
Derivative assets
 Credit derivatives                              --                   6,738                    1,168                   7,906
 Interest rate derivatives                       --                  11,386                       --                  11,386
 GMWB hedging instruments                        --                 108,032                  187,795                 295,827
 U.S. macro hedge program                        --                      --                  177,969                 177,969
 International program hedging
  instruments                                    --                 240,781                       --                 240,781
                                        -----------              ----------              -----------          --------------
           TOTAL DERIVATIVE ASSETS               --                 366,937                  366,932                 733,869
Separate Account assets (1)              44,195,129                      --                       --              44,195,129
                                        -----------              ----------              -----------          --------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
                             VALUE      $44,280,168                $366,937                 $367,331             $45,014,436
                                        -----------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                            $ --                 $(3,011)                 $(1,168)                $(4,179)
 Foreign exchange derivatives                    --                  (3,576)                      --                  (3,576)
 Interest rate derivatives                       --                 (25,065)                      --                 (25,065)
 GMWB hedging instruments                        --                (125,985)                 (83,066)               (209,051)
 U.S. macro hedge program                        --                      --                  (38,647)                (38,647)
 International program hedging
  instruments                                    --                (215,286)                 (17,464)               (232,750)
                                        -----------              ----------              -----------          --------------
TOTAL LIABILITIES ACCOUNTED FOR AT
                        FAIR VALUE             $ --               $(372,923)               $(140,345)              $(513,268)
                                        -----------              ----------              -----------          --------------

(1) Excludes approximately $21.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
a. Assets accounted for at fair
 value
 All other corporate --
  asset-backed                                  $ --                     $12                   $2,418                  $2,430
 Common stocks                                98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
 Derivative assets
  Credit derivatives                              --                  (2,669)                   1,519                  (1,150)
  Equity derivatives                              --                      --                    1,800                   1,800
  Foreign exchange derivatives                    --                 (11,171)                      --                 (11,171)
  Interest rate derivatives                       --                  26,228                       --                  26,228
  GMWB hedging instruments                        --                  98,244                  341,565                 439,809
  U.S. macro hedge program                        --                      --                  333,449                 333,449
  International program hedging
   instruments                                    --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
 Separate Account assets (1)              45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
b. Liabilities accounted for at
 fair value
 Derivative liabilities
  Credit derivatives                            $ --                  $1,452                  $(1,519)                   $(67)
  Equity derivatives                              --                      --                      470                     470
  Interest rate derivatives                       --                 (37,960)                      --                 (37,960)
  GMWB hedging instruments                        --                     891                   67,951                  68,842
  U.S. macro hedge program                        --                      --                  (47,664)                (47,664)
  International program hedging
   instruments                                    --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as an analysis of significant changes to current models.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bid offers, and/or estimated cash flows, prepayment speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and Residential Mortgage-Backed Securities ("RMBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Securities Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared transactions, or independent broker quotations. As of December 31, 2013 and 2012, 98% and 99%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for any existing deals with a market value greater than $10,000,000 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing matrices: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

         ABS, CDOs, CMBS and RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and for ABS and RMBS, estimated prepayment rates.

         Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

         Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

         Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily value based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

         Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

         Equity derivatives -- Significant unobservable inputs may include equity volatility.

         Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2013
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                         Spread
                                                         (encompasses
                                                         prepayment,
                                        Discounted       default risk and
CMBS                        $62         cash flows       loss severity)             150bps

                                         DECEMBER 31, 2013
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                       350bps           279bps        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                DECEMBER 31, 2013
                                                PREDOMINANT                SIGNIFICANT
                                                 VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                     INPUT
-----------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options              $53,998                 Option model       Equity volatility
 Customized swaps             50,731        Discounted cash flows       Equity volatility
U.S. Macro hedge
program
 Equity options              139,322                 Option model       Equity volatility

                                             DECEMBER 31, 2013
                                                                      IMPACT OF
                                                                  INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)         MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  -----------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                       21%                29%              Increase
 Customized swaps                     10%                10%              Increase
U.S. Macro hedge
program
 Equity options                       24%                36%              Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

                                                         DECEMBER 31, 2012
                                           PREDOMINANT             SIGNIFICANT
                                            VALUATION              UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE           METHOD                   INPUT                MINIMUM (1)
------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
                                                               Spread (encompasses
                                                               prepayment, default
                                         Discounted cash       risk and loss
CMBS                        $1,918       flows                 severity)                       1,267bps
                                         Discounted cash
RMBS                           500       flows                 Spread                            568bps
                                                               Constant prepayment
                                                               rate                                  2%
                                                               Constant default
                                                               rate                                 10%
                                                               Loss severity                        95%

                                           DECEMBER 31, 2012
                                                                   IMPACT OF
                                              WEIGHTED         INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)   MAXIMUM (1)        AVERAGE (2)        ON FAIR VALUE (3)
----------------------  --------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS

CMBS                         1,267bps           1,267bps       Decrease

RMBS                           642bps             616bps       Decrease

                                   2%                 2%       Decrease

                                  24%                19%       Decrease
                                 100%                97%       Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                   DECEMBER 31, 2012
                                                 PREDOMINANT                SIGNIFICANT
                                                  VALUATION                UNOBSERVABLE
(AMOUNTS IN THOUSANDS)   FAIR VALUE                METHOD                      INPUT
-----------------------------------------------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options             $276,922       Option model                  Equity volatility
 Customized swaps            132,594       Discounted cash flows         Equity volatility
U.S. Macro hedge
 program Equity
 options                     285,785       Option model                  Equity volatility
International program
 hedging Equity
 options                    (60,425)       Option model                  Equity volatility

                                          DECEMBER 31, 2012
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)    MINIMUM           MAXIMUM          ON FAIR VALUE (1)
----------------------  ------------------------------------------------------
FREE STANDING
DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options                 10%                31%       Increase
 Customized swaps               10%                10%       Increase
U.S. Macro hedge
 program Equity
 options                        24%                43%       Increase
International program
 hedging Equity
 options                        26%                28%       Increase

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, fair value option ("FVO") and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2013 and 2012, no significant adjustments were made by the Company to broker prices received.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2013 and 2012:

                                     FAIR VALUE         TRANSFERS        TRANSFERS
                                        AS OF              INTO           OUT OF
(AMOUNTS IN THOUSANDS)              JAN. 1, 2013       LEVEL 3 (2)      LEVEL 3 (2)
-------------------------------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                                  $2,418             $36            $(439)
Common stocks                                 4              --               --
                                      ---------            ----            -----
         TOTAL BONDS AND STOCKS          $2,422             $36            $(439)
                                      ---------            ----            -----
Derivatives
 Credit derivatives                        $ --            $ --             $ --
 Equity derivatives                       2,270              --               --
 GMWB hedging instruments               409,516              --               --
 U.S. macro hedge program               285,785              --               --
 International program hedging          (60,424)             --               --
                                      ---------            ----            -----
          TOTAL DERIVATIVES (3)        $637,147            $ --             $ --
                                      ---------            ----            -----

                                          TOTAL
                                   REALIZED/UNREALIZED
                                      GAINS (LOSSES)
                                       INCLUDED IN:
                                    NET                       PURCHASES/           SALES/
(AMOUNTS IN THOUSANDS)           INCOME (1)       SURPLUS      INCREASES          DECREASES
-------------------------------  --------------------------------------------------------------
Assets
All other corporate -- asset-
 backed                            $(1,354)       $1,514           $ --            $(1,947)
Common stocks                         (573)          112            794                 --
                                 ---------        ------        -------            -------
         TOTAL BONDS AND STOCKS    $(1,927)       $1,626           $794            $(1,947)
                                 ---------        ------        -------            -------
Derivatives
 Credit derivatives                    $30          $ --           $ --               $ --
 Equity derivatives                    493            --             --                 --
 GMWB hedging instruments         (307,967)           --             --                 --
 U.S. macro hedge program         (192,164)           --         45,701                 --
 International program hedging      (8,139)           --             --                 --
                                 ---------        ------        -------            -------
          TOTAL DERIVATIVES (3)  $(507,747)         $ --        $45,701               $ --
                                 ---------        ------        -------            -------


                                                        FAIR VALUE
                                                           AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS        DEC. 31, 2013
-------------------------------  --------------------------------------
Assets
All other corporate -- asset-
 backed                                 $(166)                 $62
Common stocks                              --                  337
                                      -------            ---------
         TOTAL BONDS AND STOCKS         $(166)                $399
                                      -------            ---------
Derivatives
 Credit derivatives                      $(30)                $ --
 Equity derivatives                    (2,763)                  --
 GMWB hedging instruments               3,180              104,729
 U.S. macro hedge program                  --              139,322
 International program hedging         51,099              (17,464)
                                      -------            ---------
          TOTAL DERIVATIVES (3)       $51,486             $226,587
                                      -------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.


                                  FAIR VALUE           TRANSFERS         TRANSFERS
                                    AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)           JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
--------------------------------------------------------------------------------------
Assets
All other corporate                     $ --              $ --               $ --
All other corporate -- asset-
 backed                                2,468               355               (581)
Common stocks                              4                --                 --
                                 -----------             -----            -------
         TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                 -----------             -----            -------
Derivatives
 Credit derivatives                    $(512)             $ --               $(20)
 Equity derivatives                      569                --                 --
 Interest rate derivatives                 5                --                 --
 GMWB hedging instruments            686,072                --             21,718
 U.S. macro hedge program            356,561                --                 --
 International program hedging       (20,152)               --              7,755
                                 -----------             -----            -------
          TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                 -----------             -----            -------

                                              TOTAL
                                       REALIZED/UNREALIZED
                                          GAINS (LOSSES)
                                           INCLUDED IN:
                                    NET
(AMOUNTS IN THOUSANDS)           INCOME (1)           SURPLUS      PURCHASES       SALES
-------------------------------  ------------------------------------------------------------
Assets
All other corporate                   $ --              $ --            $ --        $ --
All other corporate -- asset-
 backed                                 95               256              --        (134)
Common stocks                           --                --              --          --
                                 ---------             -----       ---------       -----
         TOTAL BONDS AND STOCKS       $ 95              $256            $ --       $(134)
                                 ---------             -----       ---------       -----
Derivatives
 Credit derivatives                 $1,881              $ --            $ --        $ --
 Equity derivatives                    120                --           2,042          --
 Interest rate derivatives              (5)               --              --          --
 GMWB hedging instruments         (341,264)               --          55,490          --
 U.S. macro hedge program         (322,425)               --         251,649          --
 International program hedging     (89,472)               --         (33,801)         --
                                 ---------             -----       ---------       -----
          TOTAL DERIVATIVES (3)  $(751,165)             $ --        $275,380        $ --
                                 ---------             -----       ---------       -----


                                                         FAIR VALUE
                                                            AS OF
(AMOUNTS IN THOUSANDS)              SETTLEMENTS         DEC. 31, 2012
-------------------------------  ---------------------------------------
Assets
All other corporate                       $ --                 $ --
All other corporate -- asset-
 backed                                    (41)               2,418
Common stocks                               --                    4
                                      --------            ---------
         TOTAL BONDS AND STOCKS           $(41)              $2,422
                                      --------            ---------
Derivatives
 Credit derivatives                    $(1,349)                $ --
 Equity derivatives                       (461)               2,270
 Interest rate derivatives                  --                   --
 GMWB hedging instruments              (12,500)             409,516
 U.S. macro hedge program                   --              285,785
 International program hedging          75,246              (60,424)
                                      --------            ---------
          TOTAL DERIVATIVES (3)        $60,936             $637,147
                                      --------            ---------

A. All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

B. Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

C. Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES FOR ALL FINANCIAL INSTRUMENTS BY LEVELS 1, 2 AND 3

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2013
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                 $6,321,620                   $6,194,159                $388,731
 Bonds and short-term investments --
  affiliated                                    1,301,696                    1,234,312                      --
 Preferred stocks -- unaffiliated                   2,708                        2,807                      --
 Common stocks -- unaffiliated                     85,376                       85,376                  85,039
 Mortgage loans on real estate                    752,088                      748,645                      --
 Derivative related assets                        385,557                      733,869                      --
 Contract loans                                   119,039                      113,618                      --
 Surplus debentures                                13,249                       13,021                      --
 Low-income housing tax credits                     1,124                        1,124                      --
 Separate Account assets (1)                   44,195,129                   44,195,129              44,195,129
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $53,177,586                  $53,322,060             $44,668,899
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,359,150)                 $(1,359,150)                   $ --
 Derivative related liabilities                  (513,071)                    (513,268)                     --
 Separate Account liabilities                 (44,195,129)                 (44,195,129)            (44,195,129)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(46,067,350)                $(46,067,547)           $(44,195,129)
                                             ------------                 ------------            ------------

                                                         DECEMBER 31, 2013
                                                                            NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                  (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  ----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                $
  unaffiliated                          $5,554,152          $378,737               --
 Bonds and short-term investments --
  affiliated                                    --         1,301,696               --
 Preferred stocks -- unaffiliated            2,708                --               --
 Common stocks -- unaffiliated                  --               337               --
 Mortgage loans on real estate                  --           752,088               --
 Derivative related assets                  18,625           366,932               --
 Contract loans                                 --           119,039               --
 Surplus debentures                         13,249                --               --
 Low-income housing tax credits                 --             1,124               --
 Separate Account assets (1)                    --                --               --
                                        ----------       -----------              ---
                                                                                    $
                          TOTAL ASSETS  $5,588,734        $2,919,953               --
                                        ----------       -----------              ---
Liabilities
                                                                                    $
 Liability for deposit-type contracts         $ --       $(1,359,150)              --
 Derivative related liabilities           (372,726)         (140,345)              --
 Separate Account liabilities                   --                --               --
                                        ----------       -----------              ---
                                                                                    $
                     TOTAL LIABILITIES   $(372,726)      $(1,499,495)              --
                                        ----------       -----------              ---

(1) Excludes approximately $21.1 million, at December 31, 2013, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2012
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)        (CARRYING VALUE)
--------------------------------------  -----------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --                                                 $
  unaffiliated                          $14,478,232          $381,834               --
 Bonds -- affiliated                             --         1,253,896               --
 Preferred stocks -- unaffiliated             7,629               222               --
 Common stocks -- unaffiliated                   --                 4               --
 Mortgage loans on real estate                   --           931,986               --
 Derivative related assets                  (86,916)          638,360               --
 Contract loans                                  --           443,179               --
 Surplus debentures                          18,221                --               --
 Separate Account assets (1)                     --                --               --
                                        -----------       -----------              ---
                                                                                     $
                          TOTAL ASSETS  $14,417,166        $3,649,481               --
                                        -----------       -----------              ---
Liabilities
                                                                                     $
 Liability for deposit-type contracts          $ --       $(1,543,283)              --
 Derivative related liabilities             (67,042)           (1,214)              --
 Separate Account liabilities                    --                --               --
                                        -----------       -----------              ---
                                                                                     $
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              --
                                        -----------       -----------              ---

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above determination of Fair Values section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2013 and 2012, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                     2013
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,816,821,763    $45,135,301    $1,861,957,064
 (b) Statutory valuation                     --             --                --
  allowance adjustments
 (c) Adjusted gross DTA           1,816,821,763     45,135,301     1,861,957,064
 (d) Deferred tax assets            893,221,093     22,661,104       915,882,197
  nonadmitted
 (e) Subtotal net admitted          923,600,670     22,474,197       946,074,867
  deferred tax assets
 (f) Deferred tax liabilities       684,435,670     15,464,197       699,899,867
                               ----------------  -------------  ----------------
 (g) Net admitted deferred         $239,165,000     $7,010,000      $246,175,000
  tax asset/(net deferred tax
  liability)
                               ----------------  -------------  ----------------

                                                       2013
                                ORDINARY              CAPITAL         TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101 :
 (a) Federal income taxes               $ --                $ --            $ --
  paid in prior years
  recoverable by C/B
 (b) Adjusted gross DTA          239,165,000           7,010,000     246,175,000
  expected to be realized
  (1) DTA's expected to be       239,165,000           7,010,000     246,175,000
   realized after the
   balance sheet date
  (2) DTA's allowed per                  XXX                 XXX     425,164,869
   limitation threshold
 (c) DTA's offset against        684,435,670          15,464,197     699,899,867
  (DTLs)
                            ----------------       -------------  --------------
 (d) DTA's admitted as a        $923,600,670         $22,474,197    $946,074,867
  result of application of
  SSAP No. 101
                            ----------------       -------------  --------------
3 (a) Ratio % used to                  3,349  %
 determine recovery period
 and threshold limitation
 (b) Adjusted capital and      2,834,432,460
  surplus used to
  determine 2(b)
  thresholds

                                                          2013
                                                  ORDINARY             CAPITAL
  4 IMPACT OF TAX PLANNING STRATEGIES:             PERCENT             PERCENT
-----------------------------------------------------------------------------------
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from       $1,816,821,763         $45,135,301
   Note 5A1c
  (2) % of net admitted adjusted gross                   0%                  0%
   DTAs by tax character attributable to
   the impact of tax planning strategies
  (3) Net admitted adj. gross DTAs             923,600,670          22,474,197
   amount from Note 5A1e
  (4) % of net admitted adjusted gross                  32%                  4%
   DTAs by tax character admitted
   because of the impact of planning
   strategies
 (b) Do the tax planning strategies                    Yes               No  X
  include the use of reinsurance?

                                                     2012
                                   ORDINARY         CAPITAL          TOTAL
--------------------------------------------------------------------------------
1 (a) Gross DTA                  $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation
  allowance adjustments                      --             --                --
 (c) Adjusted gross DTA           1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets
  nonadmitted                     1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted
  deferred tax assets               891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities       511,264,849     12,811,948       524,076,797
                               ----------------  -------------  ----------------
 (g) Net admitted DTA/(DTL)        $380,665,516    $14,058,100      $394,723,616
                               ----------------  -------------  ----------------

                                                     2012
                              ORDINARY              CAPITAL          TOTAL
--------------------------------------------------------------------------------
2 Admission Calculation
 Components SSAP No. 101
 :
 (a) Federal income
  taxes paid in prior
  years recoverable by
  C/B                                 $ --                $ --              $ --
 (b) Adjusted gross DTA
  expected to be
  realized                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to
   be realized after the
   balance sheet date        1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per
   limitation threshold                XXX                 XXX       394,723,616
 (c) DTA's offset
  against (DTLs)               511,264,849          12,811,948       524,076,797
                          ----------------       -------------  ----------------
 (d) DTA's admitted as a
  result of application
  of SSAP No. 101             $891,930,365         $26,870,048      $918,800,413
                          ----------------       -------------  ----------------
3 (a) Ratio % used to
 determine recovery
 period and threshold
 limitation                          1,822%
 (b) Adjusted capital
  and surplus used to
  determine 2(b)
  thresholds                 2,631,490,773

                                                       2012
                                           ORDINARY              CAPITAL
                                           PERCENT               PERCENT
--------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross
  DTA and net admitted DTA, by tax
  character as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                             $1,991,996,696         $73,968,061
  (2) % of net admitted adjusted
   gross DTAs by tax character
   attributable to the impact of tax
   planning strategies                                0%                  0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                    891,930,365          26,870,048
  (4) % of net admitted adjusted
   gross DTAs by tax character
   admitted because of the impact of
   planning strategies                                0%                  0%
 (b) Do the tax planning strategies
  include the use of reinsurance?                   Yes               No  X

                                                                            CHANGE DURING 2013
                                                 ORDINARY                        CAPITAL                          TOTAL
1 (A) GROSS DTA                               $(175,174,933)                  $(28,832,760)                  $(204,007,693)
---------------------------------------------------------------------------------------------------------------------------------
 (b) Statutory valuation allowance                         --                             --                              --
  adjustments
 (c) Adjusted gross DTA                          (175,174,933)                   (28,832,760)                   (204,007,693)
 (d) Deferred tax assets nonadmitted             (206,845,238)                   (24,436,909)                   (231,282,147)
 (e) Subtotal net admitted deferred tax            31,670,305                     (4,395,851)                     27,274,454
  assets
 (f) Deferred tax liabilities                     173,170,821                      2,652,249                     175,823,070
                                              ---------------                 --------------                 ---------------
 (g) Net admitted DTA/(DTL)                     $(141,500,516)                   $(7,048,100)                  $(148,548,616)
                                              ---------------                 --------------                 ---------------

                                                                       CHANGE DURING 2013
2 ADMISSION CALCULATION COMPONENTS SSAP NO. 101 :      ORDINARY              CAPITAL               TOTAL
------------------------------------------------------------------------------------------------------------------
 (a) Federal income taxes paid in prior years
  recoverable by C/B                                           $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be realized        (141,500,516)         (7,048,100)         (148,548,616)
  (1) DTA's expected to be realized after the
   balance sheet date                                  (877,244,900)         (7,048,100)         (884,293,000)
  (2) DTA's allowed per limitation threshold                    XXX                 XXX            30,441,253
 (c) DTA's offset against (DTLs)                        173,170,821           2,652,249           175,823,070
                                                   ----------------       -------------       ---------------
 (d) DTA's admitted as a result of application of
  SSAP No. 101                                          $31,670,305         $(4,395,851)          $27,274,454
                                                   ----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery period
 and threshold limitation                                     1,527%
 (b) Adjusted capital and surplus used to
  determine 2(b) thresholds                             202,941,687

                                                        CHANGE DURING 2013
                                                  ORDINARY                   CAPITAL
                                                   PERCENT                   PERCENT
---------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Determination of adjusted gross DTA
  and net admitted DTA, by tax character
  as a %.
  (1) Adjusted gross DTAs amount from
   Note 5A1c                                     $(175,174,933)             $(28,832,760)
  (2) % of net admitted adjusted gross
   DTAs by tax character attributable to
   the impact of tax planning strategies                     0%                        0%
  (3) Net admitted adj. gross DTAs
   amount from Note 5A1e                            31,670,305                (4,395,851)
  (4) % of net admitted adjusted gross
   DTAs by tax character admitted
   because of the impact of planning
   strategies                                               32%                        4%

B.  (DTLs) are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2013                  2012           CHANGE
----------------------------------------------------------------------------------------------------
  (a) Federal                               $(220,692,418)        $323,810,575    $(544,502,993)
  (b) Foreign                                          --               44,651          (44,651)
  (c) Subtotal                               (220,692,418)         323,855,226     (544,547,644)
  (d) Federal income tax on net capital       (96,017,136)          26,183,099     (122,200,235)
   gains
  (e) Utilization of capital loss                      --                   --               --
   carry-forwards
  (f) Other                                            --                   --               --
                                          ---------------       --------------  ---------------
  (g) Federal and foreign income taxes      $(316,709,554)        $350,038,325    $(666,747,879)
   incurred
                                          ===============       ==============  ===============

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                               2013            2012           CHANGE
---------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                   $112,946,867    $805,988,168   $(693,041,301)
 Tax deferred acquisition costs               76,431,496     253,002,416    (176,570,920)
 Employee benefits                             5,030,426      11,447,285      (6,416,859)
 Bonds and other investments               1,194,813,620     666,125,537     528,688,083
 NOL/Min tax credit/Foreign tax credits      407,162,725     242,327,721     164,835,004
 Other                                        20,436,629      13,105,569       7,331,060
                                          --------------  --------------  --------------
  Subtotal: DTA Ordinary                   1,816,821,763   1,991,996,696    (175,174,933)
  Ordinary Statutory Valuation Allowance              --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross ordinary DTA        1,816,821,763   1,991,996,696    (175,174,933)
  Nonadmitted ordinary DTA                   893,221,093   1,100,066,331    (206,845,238)
                                          --------------  --------------  --------------
  Admitted ordinary DTA                      923,600,670     891,930,365      31,670,305
                                          --------------  --------------  --------------
DTA: CAPITAL
 Bonds and other investments                  45,135,301      73,968,061     (28,832,760)
                                          --------------  --------------  --------------
  Subtotal: DTA Capital                       45,135,301      73,968,061     (28,832,760)
  Capital Statutory Valuation Allowance               --              --              --
                                          --------------  --------------  --------------
  Total adjusted gross capital DTA            45,135,301      73,968,061     (28,832,760)
  Nonadmitted capital DTA                     22,661,104      47,098,013     (24,436,909)
                                          --------------  --------------  --------------
  Admitted capital DTA                        22,474,197      26,870,048      (4,395,851)
                                          --------------  --------------  --------------
                      TOTAL ADMITTED DTA    $946,074,867    $918,800,413     $27,274,454
                                          ==============  ==============  ==============
DTL: ORDINARY
  Bonds and other investments               $564,175,000    $345,583,220    $218,591,780
  Deferred and uncollected                       132,244      25,872,755     (25,740,511)
  Reserves                                   109,955,305     131,595,482     (21,640,177)
  Other                                       10,173,121       8,213,392       1,959,729
                                          --------------  --------------  --------------
   Gross DTL Ordinary                        684,435,670     511,264,849     173,170,821
                                          --------------  --------------  --------------
DTL: CAPITAL
  Investment related                          15,464,197      12,811,948       2,652,249
  Other                                               --              --              --
                                          --------------  --------------  --------------
   Gross DTL Capital                          15,464,197      12,811,948       2,652,249
                                          --------------  --------------  --------------
                               TOTAL DTL    $699,899,867    $524,076,797    $175,823,070
                                          ==============  ==============  ==============
                  NET ADJUSTED DTA/(DTL)    $246,175,000    $394,723,616   $(148,548,616)
                                          ==============  ==============  ==============
Adjust for the change in deferred tax on
 unrealized gains/losses                                                       3,363,614
Adjust for the stock compensation
 transfer                                                                      1,212,314
Adjust for the change in nonadmitted
 deferred tax                                                               (231,282,147)
Other adjustments                                                                     --
                                                                          --------------
Adjusted change in net deferred income
 tax                                                                       $(375,254,835)
                                                                          ==============

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                            2013                                 2012
                                                             % OF PRE-TAX                        % OF PRE-TAX
                                                                INCOME                              INCOME
                                         TAX EFFECT          $417,530,035     TAX EFFECT        $1,061,415,077
---------------------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $146,135,512             35.00%      $371,495,277            35.00%
Tax preferred investments                (81,000,000)           -19.40%       (89,000,000)           -8.39%
Affiliated dividends                              --              0.00%       (12,600,000)           -1.19%
Valuation allowance                               --              0.00%                --             0.00%
All other                                 (6,590,231)            -1.58%         7,386,380             0.70%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====
Federal and foreign income taxes
 incurred                               $(316,709,554)          -75.85%      $350,038,325            32.98%
Change in net deferred income taxes      375,254,835             89.87%       (72,756,668)           -6.86%
                                        ------------            ------       ------------            -----
            TOTAL STATUTORY INCOME TAX   $58,545,281             14.02%      $277,281,657            26.12%
                                        ============            ======       ============            =====

                                            2011
                                                              % OF PRE-TAX
                                                                 INCOME
                                         TAX EFFECT          $(732,529,932)
--------------------------------------  ------------------------------------
Statutory tax -- 35%                    $(256,385,476)            35.00%
Tax preferred investments                 (91,500,000)            12.49%
Affiliated dividends                      (25,714,500)             3.51%
Valuation allowance                                --              0.00%
All other                                    (683,314)             0.09%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,283,290)            51.09%
                                        =============            ======
Federal and foreign income taxes
 incurred                                $125,325,732            -17.11%
Change in net deferred income taxes      (499,609,022)            68.20%
                                        -------------            ------
            TOTAL STATUTORY INCOME TAX  $(374,263,290)            51.09%
                                        =============            ======

E. 1. At December 31, 2013, the Company had $596,729,614 of net operating loss carryforward which expires between 2026 and 2028 and $53,478,967 of foreign tax credit carryforward which expires between 2018 and 2023.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2013                             $ --
2012                             $ --
2011                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2013.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Hartford Life, Ltd.
Fencourt Reinsurance Company, Ltd.                     Hartford Life Insurance Company
Heritage Reinsurance Co., Ltd.                         Hartford Life and Annuity Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford International Life Reassurance Corp.
Hartford Investment Management Co.                     American Maturity Life Insurance Company
HRA Brokerage Services. Inc.                           Champlain Life Reinsurance Company
Ersatz Corporation                                     White River Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 Hartford Fund Management Group, Inc.
Business Management Group, Inc.                        Hartford Life International Holding Company

  2.   Federal Income Tax Allocation

     Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $10,718,558 and $926,044,168 respectively, as of December 31, 2013 and $23,783,887 and $538,948,935 respectively, as of December 31, 2012.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                  DIRECT            ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2013
Aggregate reserves for future benefits         $11,905,322,306    $1,076,972,436     $(9,094,015,409)         $3,888,279,333
Liability for deposit-type contracts                48,225,329     1,335,518,462         (24,594,176)          1,359,149,615
Policy and contract claim liabilities              117,147,937        17,567,410        (117,061,305)             17,654,042
Premium and annuity considerations               2,263,956,031       214,306,601      (5,460,857,455)         (2,982,594,824)
Death, annuity, disability and other               768,962,763       335,485,820        (780,296,543)            324,152,040
 benefits
Surrenders and other fund withdrawals           11,128,056,539       211,476,401     (11,495,364,832)           (155,831,892)

                                                         DIRECT            ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                     DIRECT             ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits            $10,948,992,648     $5,217,901,345     $(4,953,576,011)         $11,213,317,982
Policy and contract claim liabilities                  77,162,981          9,362,396         (38,432,611)              48,092,766
Premium and annuity considerations                  2,478,347,638        327,157,421      (1,404,362,300)           1,401,142,759
Death, annuity, disability and other benefits         541,731,135        421,610,418        (251,193,984)             712,147,569
Surrenders and other fund withdrawals               8,945,267,166        260,269,537      (8,873,703,048)             331,833,655

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2013, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $7.7 billion for Prudential offset by $5.4 billion of market value of assets held in trust, for a net exposure of $2.3 billion, and reserve credits totaling $682 million for Transamerica Life Insurance Company.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $127,493,929 in 2013, a decrease of $180,280,857 from the 2012 balance of $307,774,786. The total amount of reinsurance credits taken for this agreement was $196,144,507 in 2013, a decrease of $277,355,163 from the 2012 balance of $473,499,670.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment - related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of

Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $89,335,190, $172,316,300 and $179,915,572 for the
    years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $389,974, $826,283 and $859,383 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $2,326,219, $3,294,187 and $3,559,447 for the years ended December 31, 2013, 2012 and 2011, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,443,973, $2,817,698 and $3,044,045 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company had a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd ("HLIL"). The Company assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013 and 2012, the Company recorded a net (payable)/receivable of $0 and $(1,490,759), respectively, and collected premiums of $8,066,899, $9,541,634, and $10,370,089 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 13.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 13.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2013 and 2012, the Company recorded a receivable of $0 and $172,250,508 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $917,034,952 and $527,400,013, respectively, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $255,906,441 and $212,088,584, respectively; and paid premiums of $518,156,124, $719,723,726, and $885,985,397, for the years ended
December 31, 2013, 2012, and 2011, respectively. As a result of the sale of the U.S. individual annuity new business, the Company ceased ceding new business to WRR in 2012.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $(2,768,952,656), $200,281,441 and $209,973,214 for the years ended December 31,
2013, 2012 and 2011, respectively.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2013                                        2012
                                             GROSS               NET OF LOADING          GROSS               NET OF LOADING
--------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                             $ --                    $ --          $1,616,249               $1,988,768
Ordinary renewal                             3,551,571               3,702,032          17,869,947               21,931,463
Group life                                          --                      --              49,363                   32,976
                                          ------------            ------------       -------------            -------------
                                   TOTAL    $3,551,571              $3,702,032         $19,535,559              $23,953,207
                                          ------------            ------------       -------------            -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2013 and 2012, the Company reported $0 and $13,512,043, respectively, as receivables from and $33,588,068 and $35,894,640, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Effective December 31, 2010, The Hartford entered into an Intercompany Liquidity Agreement (the "Agreement") with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates. It is not intended to be used for the daily management of liquidity, but instead as a contingency resource should an immediate liquidity need arise at a particular entity. On May 29, 2013, Hartford Life and Annuity Insurance Company issued a note in the principal amount of $225 million to Hartford Life and Accident Insurance Company, under the intercompany liquidity agreement. The note bears interest at 1.00% and matures on May 29, 2014, but was redeemed February 28, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2013, 2012 and 2011, the Company incurred expenses related to the Pension Plans of $5,659,399, $22,147,339 and $18,704,662, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2013, 2012 and 2011, the Company incurred (income)/expense related to the other postretirement benefit plans of $(29,777), $664,015 and $1,383,478, respectively.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the year ended December 31, 2013 was $4,611,879.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary, by the Company. In 2012, employees who had earnings of less than $110,000 in the preceding year also received a contribution of 1.5% of base salary and employees who had earnings of $110,000 or more in the preceding year received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012 and 2011 were $4,731,580 and $4,883,327, respectively.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2013, 2012, and 2011, the Company was allocated expenses under these plans of $36,458, $591,375, and $664,382, respectively. In addition, additional expenses for the Company under this plan were $36,296, $125,785 and $32,433 for the years ended December 31, 2013, 2012 and 2011, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2013, 2012, and 2011, a return of capital of $1.05 billion, and dividends of $0 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $997,664,886 in 2014.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                               2013             2012
--------------------------------------------------------------------------
Unrealized capital losses, net of tax       $721,211,084      $934,084,695
Nonadmitted asset values                     928,120,355     1,168,207,992
Asset valuation reserve                       43,221,943       162,571,194
Provision for reinsurance                             --                --

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $44,216,206,885 and $45,851,885,131 as of December 31, 2013 and 2012, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2013 and 2012, the Company's Separate Account statement included legally insulated assets of $44,216,206,885 and $45,851,885,131, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $899,999,354, $971,069,837 and $1,095,419,763 for the years ended December 31, 2013, 2012 and
2011, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2013 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2013:                         $ --             $ --              $ --             $914,828,458       $914,828,458
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           43,783,307,624     43,783,307,624
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           43,783,307,624     43,783,307,624
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value
  adjustment and with surrender charge
  of 5% or more                                 --               --                --                       --                 --
 At fair value                                  --               --                --           43,559,275,298     43,559,275,298
 At book value without fair value
  adjustment and with surrender charge
  of less than 5%                               --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           43,559,275,298     43,559,275,298
 Not subject to discretionary
  withdrawal                                    --               --                --              224,032,326        224,032,326
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $43,783,307,624    $43,783,307,624
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2013                    2012                    2011
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $914,828,458            $905,791,935            $866,204,030
Transfer from Separate Accounts                               10,913,496,680           8,502,888,504           8,302,354,037
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (9,998,668,222)         (7,597,096,569)         (7,436,150,007)
Internal exchanges and other Separate Account activity            81,476,262              (4,353,290)            (10,460,311)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                  $(9,917,191,960)        $(7,601,449,859)        $(7,446,610,318)
                                                           -----------------       -----------------       -----------------

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2013, 2012 and 2011. The Company has a guaranty fund receivable of $3,515,901 and $3,635,667 as of December 31, 2013 and 2012, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $608,095, $7,635,952 and $8,039,174 in 2013, 2012 and 2011, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $80,401,818, $83,835,300 and $119,417,997 related to the Separate Account DRD for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts included (charges)/benefits related to prior years' tax returns of $(598,182), $(5,164,700) and $938,384 in 2013, 2012
and 2011, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2013 and 2012, the Company had outstanding commitments totaling $1,657,000 and $2,189,520, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

13. SALES OF AFFILIATES AND DISCONTINUED OPERATIONS

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc., a wholly-owned subsidiary, to AIG Advisor Group, Inc., a subsidiary of American International Group, Inc. The disposition resulted in a gain of $26 million before tax.

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL's sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

The amounts related to Discontinued Operations and the effect on the Company's Balance Sheet and Summary of Operations is as follows:

BALANCE SHEET AS OF DECEMBER 31, 2013
(AMOUNTS IN MILLIONS)
--------------------------------------------------------------------------------
Assets
a. Line 5      Cash                                                    $285
                                                               ------------
b. Line 28      Total assets                                           (400)
                                                               ------------
Liabilities, Surplus and Other Funds
c. Line 28      Total liabilities                                        --
                                                               ------------
d. Line 37      Surplus                                                (225)
                                                               ------------
e. Line 39      Total liabilities and surplus                          (225)
                                                               ------------
Summary of Operations
f. Line 1       Premiums                                                 --
                                                               ------------
g. Line 19      Increase in aggregate reserves for accident &            --
 health
 (current year less prior year)
                                                               ------------
h. Line 32      Federal and foreign income taxes incurred                --
                                                               ------------
i. Line 34      Net realized capital gains (losses)                    (434)
                                                               ------------
j. Line 35      Net income                                            $(472)
                                                               ------------

14. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2013, through April 25, 2014, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company ("HLA"). HLAI and HLIC paid these returns of capital on February 27, 2014. In turn, HLIC received a return of capital of $642,349,730 from HLAI and HLA received a return of capital of $800,000,000 from HLIC on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business and the separation of that business from the Talcott Resolution operating segment, on January 30, 2014, The Hartford received permission from the Connecticut Insurance Department to distribute the shares of stock of HLIC from HLA to Hartford Life, Inc., as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate WRR effective April 1, 2014. As a result the Company will receive a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassume $281 million in aggregate reserves for annuity contracts; WRR will return the funds withheld totaling $281 million to the Company; and the Company will pay a recapture fee of $0 to WRR. In addition, the Company is expected to receive a capital contribution of $1,022 million from its parent HLIC in support of the business recaptured.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizes the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Amended and Restated Bylaws of Hartford.(7)
       (7)    Not applicable.
       (8)    Form of Fund Participation Agreement.(6)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consents of Deloitte and Touche, LLP
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101945, filed on April 7, 2003.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101944, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Michael R. Chesman (1)              Senior Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary Senior Vice President
Csaba Gabor                         Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

*   Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement File No. 333-148564, filed on February 19, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2014, there were 234,956 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                         Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)            AML Compliance Officer and Chief Compliance Officer
Christopher J. Dagnault (2)          President, Chief Executive Officer
Aidan Kidney                         Senior Vice President
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Cathleen Shine                       Secretary
Diane E. Tatelman                    Vice President
Jane Wolak                           Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on April 25, 2014.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Registrant)

By:    Beth Bombara                         *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara,                               Lisa Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    Beth Bombara
       -----------------------------------
       Beth Bombara,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director* Attorney-in-Fact                                        *By:   /s/ Lisa Proch
                                                                          -----------------------------------
Peter F. Sannizzaro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  April 25, 2014

333-105255

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consents of Deloitte and Touche, LLP
     (99)  Copy of Power of Attorney.